UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10345
                                                     ---------------------

                   Nuveen Dividend Advantage Municipal Fund 3
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                 -------------------------------
                                                 Semiannual Report April 30,2005
                                                 -------------------------------

                      Nuveen Investments
                      Municipal Closed-End
                      Exchange-Traded
                      Funds

  NUVEEN PERFORMANCE
      PLUS MUNICIPAL
          FUND, INC.
                 NPP

    NUVEEN MUNICIPAL                 [GRAPHIC OMITTED]
ADVANTAGE FUND, INC.
                 NMA

    NUVEEN MUNICIPAL
  MARKET OPPORTUNITY
          FUND, INC.
                 NMO

     NUVEEN DIVIDEND
           ADVANTAGE
      MUNICIPAL FUND
                 NAD

     NUVEEN DIVIDEND
           ADVANTAGE
    MUNICIPAL FUND 2
                 NXZ

     NUVEEN DIVIDEND
           ADVANTAGE
    MUNICIPAL FUND 3
                 NZF

                      DEPENDABLE,
                      TAX-FREE INCOME BECAUSE
                      IT'S NOT WHAT YOU EARN,
                      IT'S WHAT YOU KEEP.(R)

                                                                       [LOGO]
                                                                  NUVEEN
                                                                     Investments

                                 [PHOTO OMITTED]

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                                                                       [LOGO]
                                                                  NUVEEN
                                                                     Investments

[PHOTO OMITTED]

Timothy R. Schwertfeger
  Chairman of the Board

      Chairman's
            Letter to Shareholders

      Once again, I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

      As I noted in my last letter to you, our conversations with financial advisers and investors suggest that many of you may be wondering whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place over the past year in shorter-term rates. If longer-term rates do begin to rise significantly, some of you also may be wondering if that makes this a good time to adjust your holdings of fixed-income investments. We can't answer these questions for you - no one knows what the future will bring.

"In fact, a well-diversified portfolio may actually help to reduce your overall investment risk."

      From our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

      As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

      Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

      These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders soon will be asked to formally approve the continuation of your Fund's management contract with Nuveen. We will be sending you more information about this process in the coming weeks.

      At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

      Sincerely,


      /s/ Timothy R. Schwertfeger

      Timothy R. Schwertfeger
      Chairman of the Board

      June 15, 2005

Nuveen Investments Municipal Closed-End Exchange-Traded Funds
NPP, NMA, NMO, NAD, NXZ, NZF

Portfolio Manager's
         Comments

Portfolio manager Tom Spalding reviews key investment strategies and the semiannual performance of these six Funds. With 30 years of investment experience at Nuveen, Tom has managed NXZ since its inception in 2001 and NPP, NMA, NMO, NAD and NZF since 2003.

What key strategies were used to manage these Funds during the six months ended April 30, 2005?

Between November 2004 and April 2005, the Federal Reserve introduced four quarter-point increases in the fed funds rate, raising this short-term rate benchmark from 1.75% to 2.75%. (On May 3, 2005, following the end of this reporting period, the Fed announced another 0.25% hike, bringing the fed funds rate to 3.00%.) Given these short-term rate increases, many market participants expected to see steadily higher interest rates across most of the municipal market yield curve as we moved through the reporting period. This did not occur, as longer-term yields (as measured by the widely-followed Bond Buyer 25 Revenue Municipal Bond Index) declined by 14 basis points during the six-month period. As a result, the municipal yield curve flattened.

In this environment, our focus for all these Funds remained on a strategy we have employed for the past few years - finding and holding bonds that, in our judgment, would add immediate value to the Funds' portfolios and that could also perform well under a variety of future market scenarios.

As a result, our purchase activity during this period generally concentrated on bonds in the long-intermediate part of the yield curve, that is, bonds that mature in about 20 years. In our opinion, this part of the municipal market yield curve often offered more attractive opportunities and better values than bonds with longer or shorter maturities. The specific securities purchased for each Fund varied according to the average maturity of the Fund's current portfolio and its overall sensitivity to interest rate fluctuations.

As discussed in our last shareholder report, in late 2004 we began using forward interest rate swaps, a type of derivative financial instrument, in an attempt to reduce some of the interest rate risk in NXZ. It is important to note that we did not use the hedge in an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce NXZ's duration (and therefore its price sensitivity to interest rate changes) without having a negative impact on its income stream or common share dividends over the short term. The gain or loss from the hedge is reflected as an addition or subtraction to the Fund's net asset value (NAV) as the market value of the hedge fluctuates. The hedge, was effective in helping to reduce the NAV volatility of NXZ over the course of this reporting period. However, it had a negative impact on the Fund's total return over the six-month period because declining long-term interest rates caused the value of the hedge to decline as the value of the Fund's portfolio rose.

How did the Funds perform?

Individual results for these Funds, as well as for a comparative index and average, are presented in the accompanying table.

Total Returns on Net Asset Value*
For periods ended 4/30/05

                           6-Month          1-Year        5-Year      10-Year
--------------------------------------------------------------------------------
NPP                          2.88%          10.48%         9.29%        7.09%
--------------------------------------------------------------------------------
NMA                          3.14%          10.10%         9.71%        7.37%
--------------------------------------------------------------------------------
NMO                          2.75%          10.22%         8.51%        6.70%
--------------------------------------------------------------------------------
NAD                          2.65%          10.69%        10.68%          NA
--------------------------------------------------------------------------------
NXZ                          5.56%          13.25%           NA           NA
--------------------------------------------------------------------------------
NZF                          4.39%          12.89%           NA           NA
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index(1)                1.93%           6.82%         7.04%        6.48%
--------------------------------------------------------------------------------
Lipper General
Leveraged
Municipal Debt
Funds Average(2)             3.83%          10.67%         8.98%        7.17%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended April 30, 2005, the cumulative returns on NAV for all six of the Funds covered in this report outperformed the return on the Lehman Brothers Municipal Bond Index. NXZ and NZF also outperformed the average return for their Lipper peer group, while NPP, NMA, NMO and NAD trailed this measure.

One of the primary factors benefiting the six-month performance of these Funds relative to that of the unleveraged Lehman Brothers index was the Funds' use of financial leverage. While leveraging can add volatility to the Funds' NAVs and share prices, especially during periods of rising interest rates, this strategy can also provide opportunities for additional income and total returns for common shareholders when short-term interest rates remain relatively low and long-term rates fall or remain fairly constant, as they did during this reporting period.

(1) The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

(2) The Lipper General Leveraged Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 67 funds; 1 year, 67 funds; 5 years, 51 funds; and 10 years, 46 funds. Fund and Lipper returns assume reinvestment of dividends.

As noted earlier, the municipal market yield curve flattened over the course of the reporting period. As a result, the prices of bonds with longer maturities generally tended to perform better than those of securities with shorter maturities. This contributed to the relatively strong performance of NXZ and NZF, which had more exposure to the longer end of the yield curve than the other four Funds. Each Fund's specific holdings of longer and shorter maturity bonds accounted for much of the performance differentials between them over these six-months.

The flattening of the yield curve during this period also created an environment in which many issuers found refunding existing issues to be economically attractive. This led to an increase in escrowed and pre-refunded holdings in most of the Funds, especially NPP, NMA, NXZ and NZF. The performance of the Funds was boosted by these advance refundings, which resulted in price appreciation as well as enhanced credit quality. At the same time, we were trimming the Funds' holdings of some older pre-refunded bonds, which tended to underperform the general municipal market during this period due primarily to the shorter effective maturities of these bonds.

All of the Funds also benefited from their allocations of lower quality bonds during this period, with bonds rated BBB generally outperforming other credit quality sectors as the demand for these bonds increased. Among the lower-rated holdings making positive contributions to the Funds' cumulative six-month returns were hospital bonds, as the healthcare sector ranked second in terms of performance among the Lehman municipal revenue sectors for the period. In addition, bonds backed by the 1998 master tobacco settlement agreement also produced solid performance during this period, as the litigation environment improved and increased demand drove tobacco bond prices higher. As of April 30, 2005, all of these Funds held close to 5% of their portfolio assets in tobacco bonds.

Also during this reporting period, NMO continued to hold bonds issued by the Indianapolis Airport Authority and originally backed by United Airlines. As the airline continued its struggle to emerge from bankruptcy, these bonds continued to decline in value, which detracted from NMO's performance during this period. NXZ and NZF also held small quantities of these bonds.

How were the Funds positioned in terms of credit quality and bond calls as of April 30, 2005?

Even though lower quality bonds performed well over this period, we continued to believe that in the current geopolitical and economic climate it was important to maintain strong credit quality. As of April 30, 2005, all six of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 66% in NXZ to 76% in NMA, 78% in NAD, 80% in NMO, 82% in NZF and 83% in NPP.

At the end of April 2005, potential call exposure for the period May 2005 through the end of 2006 ranged from 4% in NXZ to 5% in NZF, 7% in NMO, 11% in NAD, and 13% in NPP and NMA. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
      Information

All six of the Funds in this report use leverage to enhance opportunities for additional income for common shareholders. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to MuniPreferred shareholders, which can leave more earnings to support common share dividends. However, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise. While leveraging can still provide benefits for common shareholders as short-term rates rise, the extent of the benefit may be less. In addition, any reinvested proceeds from bonds called or retired during this period were reinvested in a low interest rate environment, which also tended to reduce the income generated by the Funds. The combination of these two factors led to dividend reductions in NPP, NMA, NMO and NAD over the six-month period ended April 30, 2005. The dividends of NXZ and NZF, which experienced fewer bond calls, remained stable during this period.

Due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and/or net ordinary income distributions at the end of December 2004 as follows:

                  Long-Term Capital Gains                   Ordinary Income
                              (per share)                       (per share)
--------------------------------------------------------------------------------
NPP                              $ 0.0151                          $ 0.0037
--------------------------------------------------------------------------------
NMA                              $ 0.0149                          $     --
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value (NAV). Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2005, all of the Funds in this report had positive UNII balances for both financial statement and tax purposes.

At the end of the reporting period, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying table:

                               4/30/05                       6-Month Average
                              Discount                              Discount
--------------------------------------------------------------------------------
NPP                             -9.92%                                -8.69%
--------------------------------------------------------------------------------
NMA                             -4.94%                                -4.46%
--------------------------------------------------------------------------------
NMO                             -9.72%                                -8.21%
--------------------------------------------------------------------------------
NAD                             -6.31%                                -5.54%
--------------------------------------------------------------------------------
NXZ                             -4.26%                                -3.40%
--------------------------------------------------------------------------------
NZF                             -7.85%                                -7.44%
--------------------------------------------------------------------------------

Nuveen Performance Plus Municipal Fund, Inc.

NPP

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total invstments)

-------------------------------------------------
AAA/U.S. Guaranteed                           74%
-------------------------------------------------
AA                                             9%
-------------------------------------------------
A                                              4%         [PIE CHART]
-------------------------------------------------
BBB                                            9%
-------------------------------------------------
BB or Lower                                    2%
-------------------------------------------------
NR                                             2%
-------------------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                            0.081
Jun                            0.081
Jul                            0.081
Aug                            0.081
Sep                            0.081
Oct                            0.081
Nov                            0.081
Dec                            0.081
Jan                            0.081
Feb                            0.081
Mar                            0.078
Apr                            0.078


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        13.56
                              13.55
                              13.55
                              13.46
                              13.23
                              13.09
                              13.29
                              13.2
                              13.05
                              13.24
                              13.23
                              13.2
                              13.13
                              13.27
                              13.34
                              13.34
                              13.45
                              13.52
                              13.49
                              13.47
                              13.47
                              13.53
                              13.56
                              13.57
                              13.57
                              13.58
                              13.61
                              13.55
                              13.57
                              13.46
                              13.5
                              13.46
                              13.53
                              13.58
                              13.55
                              13.45
                              13.48
                              13.59
                              13.59
                              13.52
                              13.59
                              13.67
                              13.71
                              13.9
                              14
                              14
                              14.1
                              14.15
                              14.15
                              14.04
                              14.06
                              14.04
                              14.06
                              14.1
                              14.01
                              13.88
                              13.89
                              13.96
                              14
                              13.96
                              14.01
                              14.08
                              14.11
                              14.11
                              14.16
                              14.2
                              14.21
                              14.25
                              14.32
                              14.33
                              14.3
                              14.18
                              14.24
                              14.34
                              14.36
                              14.45
                              14.56
                              14.54
                              14.53
                              14.52
                              14.54
                              14.58
                              14.6
                              14.65
                              14.72
                              14.71
                              14.71
                              14.73
                              14.65
                              14.69
                              14.74
                              14.72
                              14.79
                              14.71
                              14.72
                              14.8
                              14.84
                              14.89
                              14.89
                              15.17
                              15.01
                              14.99
                              14.89
                              14.98
                              14.99
                              14.85
                              14.76
                              14.64
                              14.62
                              14.69
                              14.74
                              14.73
                              14.82
                              14.8
                              14.84
                              14.78
                              14.75
                              14.74
                              14.73
                              14.8
                              14.92
                              14.87
                              14.85
                              14.9
                              14.87
                              14.88
                              14.93
                              14.95
                              14.93
                              14.96
                              14.91
                              14.9
                              14.55
                              14.14
                              14.31
                              14.24
                              14.31
                              14.37
                              14.42
                              14.47
                              14.51
                              14.49
                              14.43
                              14.45
                              14.47
                              14.45
                              14.45
                              14.31
                              14.22
                              14.27
                              14.17
                              14.28
                              14.33
                              14.33
                              14.4
                              14.34
                              14.37
                              14.3
                              14.29
                              14.34
                              14.25
                              14.27
                              14.28
                              14.25
                              14.27
                              14.21
                              14.23
                              14.24
                              14.33
                              14.45
                              14.49
                              14.55
                              14.53
                              14.5
                              14.58
                              14.71
                              14.55
                              14.5
                              14.44
                              14.35
                              14.33
                              14.37
                              14.31
                              14.32
                              14.4
                              14.4
                              14.34
                              14.37
                              14.39
                              14.47
                              14.46
                              14.53
                              14.6
                              14.59
                              14.69
                              14.78
                              14.8
                              14.88
                              14.91
                              14.81
                              14.77
                              14.68
                              14.69
                              14.65
                              14.54
                              14.4
                              14.56
                              14.7
                              14.75
                              14.76
                              14.75
                              14.76
                              14.78
                              14.83
                              14.88
                              14.84
                              14.69
                              14.64
                              14.54
                              14.39
                              14.35
                              14.2
                              14.27
                              14.22
                              14.11
                              13.87
                              13.58
                              13.68
                              13.74
                              13.72
                              14
                              14.13
                              14.3
                              14.18
                              14.14
                              14.23
                              14.14
                              14.1
                              14.15
                              14.17
                              14.16
                              14.12
                              14.1
                              14.15
                              14.19
                              14.15
                              14.08
                              14.13
                              14.15
                              14.15
                              14.31
                              14.24
                              14.25
4/30/05                       14.25



Fund Snapshot
--------------------------------------------------------------------------------
Share Price                                                            $  14.25
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  15.82
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -9.92%
--------------------------------------------------------------------------------
Market Yield                                                               6.57%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.13%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $948,099
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     15.67
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.66
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 6/22/89)
--------------------------------------------------------------------------------
                                                 On Share Price           On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                         -1.34%                2.88%
--------------------------------------------------------------------------------
1-Year                                               12.59%               10.48%
--------------------------------------------------------------------------------
5-Year                                               10.78%                9.29%
--------------------------------------------------------------------------------
10-Year                                               6.30%                7.09%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Illinois                                                                   13.1%
--------------------------------------------------------------------------------
New York                                                                   10.7%
--------------------------------------------------------------------------------
California                                                                  8.7%
--------------------------------------------------------------------------------
Michigan                                                                    4.8%
--------------------------------------------------------------------------------
New Jersey                                                                  4.8%
--------------------------------------------------------------------------------
Louisiana                                                                   4.6%
--------------------------------------------------------------------------------
Texas                                                                       4.2%
--------------------------------------------------------------------------------
Indiana                                                                     3.8%
--------------------------------------------------------------------------------
Colorado                                                                    3.1%
--------------------------------------------------------------------------------
Utah                                                                        3.0%
--------------------------------------------------------------------------------
Florida                                                                     3.0%
--------------------------------------------------------------------------------
Washington                                                                  2.9%
--------------------------------------------------------------------------------
Ohio                                                                        2.8%
--------------------------------------------------------------------------------
Minnesota                                                                   2.7%
--------------------------------------------------------------------------------
South Carolina                                                              2.7%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.6%
--------------------------------------------------------------------------------
Massachusetts                                                               2.5%
--------------------------------------------------------------------------------
Georgia                                                                     2.1%
--------------------------------------------------------------------------------
Nevada                                                                      2.0%
--------------------------------------------------------------------------------
Other                                                                      15.9%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            23.0%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     15.8%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     13.7%
--------------------------------------------------------------------------------
Utilities                                                                  10.2%
--------------------------------------------------------------------------------
Healthcare                                                                  8.9%
--------------------------------------------------------------------------------
Transportation                                                              8.7%
--------------------------------------------------------------------------------
Consumer Staples                                                            5.5%
--------------------------------------------------------------------------------
Other                                                                      14.2%
--------------------------------------------------------------------------------

(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

(2) The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 or $0.0188 per share.

Nuveen Municipal Advantage Fund, Inc.

NMA

Performance
      Overview As of April 30, 2005


Fund Snapshot
--------------------------------------------------------------------------------
Share Price                                                            $  15.20
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  15.99
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -4.94%
--------------------------------------------------------------------------------
Market Yield                                                               6.55%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.10%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $687,896
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     17.66
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.42
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 12/19/89)
--------------------------------------------------------------------------------
                                                 On Share Price           On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                          0.18%                3.14%
--------------------------------------------------------------------------------
1-Year                                               14.22%               10.10%
--------------------------------------------------------------------------------
5-Year                                               11.97%                9.71%
--------------------------------------------------------------------------------
10-Year                                               7.24%                7.37%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      12.2%
--------------------------------------------------------------------------------
New York                                                                   11.0%
--------------------------------------------------------------------------------
Washington                                                                  9.6%
--------------------------------------------------------------------------------
Illinois                                                                    9.5%
--------------------------------------------------------------------------------
California                                                                  6.6%
--------------------------------------------------------------------------------
Wisconsin                                                                   5.2%
--------------------------------------------------------------------------------
Louisiana                                                                   5.0%
--------------------------------------------------------------------------------
Tennessee                                                                   3.4%
--------------------------------------------------------------------------------
South Carolina                                                              3.1%
--------------------------------------------------------------------------------
Ohio                                                                        3.0%
--------------------------------------------------------------------------------
Colorado                                                                    2.5%
--------------------------------------------------------------------------------
Nevada                                                                      2.5%
--------------------------------------------------------------------------------
Indiana                                                                     2.4%
--------------------------------------------------------------------------------
North Carolina                                                              2.1%
--------------------------------------------------------------------------------
Alabama                                                                     2.1%
--------------------------------------------------------------------------------
New Jersey                                                                  2.0%
--------------------------------------------------------------------------------
Other                                                                      17.8%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            20.9%
--------------------------------------------------------------------------------
Healthcare                                                                 16.4%
--------------------------------------------------------------------------------
Utilities                                                                  16.3%
--------------------------------------------------------------------------------
Transportation                                                             12.0%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                      8.3%
--------------------------------------------------------------------------------
Housing/Single Family                                                       7.4%
--------------------------------------------------------------------------------
Consumer Staples                                                            5.3%
--------------------------------------------------------------------------------
Other                                                                      13.4%
--------------------------------------------------------------------------------

Credit Quality
(as a % of total invstments)

-------------------------------------------------
AAA/U.S. Guaranteed                           65%
-------------------------------------------------
AA                                            11%
-------------------------------------------------
A                                              5%         [PIE CHART]
-------------------------------------------------
BBB                                           16%
-------------------------------------------------
BB or Lower                                    3%
-------------------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                            0.086
Jun                            0.086
Jul                            0.086
Aug                            0.086
Sep                            0.086
Oct                            0.086
Nov                            0.086
Dec                            0.086
Jan                            0.086
Feb                            0.086
Mar                            0.083
Apr                            0.083


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        14.31
                              14.32
                              14.22
                              14.16
                              13.81
                              13.58
                              13.77
                              13.59
                              13.57
                              13.76
                              13.75
                              13.73
                              13.69
                              13.84
                              13.82
                              13.93
                              14.05
                              14.06
                              14.14
                              14.13
                              14.13
                              14.24
                              14.29
                              14.29
                              14.24
                              14.18
                              14.21
                              14.23
                              14.07
                              13.83
                              14
                              13.98
                              13.89
                              13.87
                              13.9
                              13.87
                              13.92
                              13.94
                              14.02
                              14.01
                              14.03
                              14.14
                              14.33
                              14.58
                              14.57
                              14.67
                              14.77
                              14.85
                              14.81
                              14.74
                              14.8
                              14.91
                              14.9
                              14.93
                              14.89
                              14.61
                              14.66
                              14.71
                              14.71
                              14.67
                              14.76
                              14.83
                              14.88
                              14.88
                              14.96
                              15.01
                              15.01
                              15
                              15.11
                              15.04
                              14.99
                              14.94
                              14.94
                              15.05
                              15.12
                              15.11
                              15.16
                              15.23
                              15.22
                              15.25
                              15.2
                              15.24
                              15.23
                              15.27
                              15.29
                              15.3
                              15.27
                              15.23
                              15.24
                              15.26
                              15.3
                              15.37
                              15.41
                              15.34
                              15.34
                              15.31
                              15.33
                              15.42
                              15.43
                              15.45
                              15.39
                              15.39
                              15.39
                              15.47
                              15.56
                              15.49
                              15.45
                              15.46
                              15.39
                              15.5
                              15.48
                              15.48
                              15.61
                              15.55
                              15.6
                              15.54
                              15.56
                              15.6
                              15.6
                              15.58
                              15.59
                              15.63
                              15.64
                              15.67
                              15.65
                              15.66
                              15.67
                              15.7
                              15.68
                              15.75
                              15.77
                              15.72
                              15.43
                              15.04
                              15.2
                              15.2
                              15.29
                              15.21
                              15.3
                              15.44
                              15.52
                              15.5
                              15.46
                              15.46
                              15.37
                              15.37
                              15.4
                              15.36
                              15.25
                              15.28
                              15.19
                              15.31
                              15.34
                              15.34
                              15.33
                              15.32
                              15.4
                              15.27
                              15.22
                              15.27
                              15.18
                              15.12
                              15.06
                              15.1
                              15.07
                              15.1
                              15.1
                              15.04
                              15.11
                              15.23
                              15.29
                              15.34
                              15.3
                              15.39
                              15.37
                              15.46
                              15.43
                              15.48
                              15.33
                              15.3
                              15.12
                              15.15
                              15.2
                              15.27
                              15.22
                              15.2
                              15.17
                              15.18
                              15.23
                              15.31
                              15.36
                              15.44
                              15.4
                              15.44
                              15.58
                              15.59
                              15.7
                              15.75
                              15.79
                              15.76
                              15.76
                              15.76
                              15.66
                              15.55
                              15.47
                              15.38
                              15.41
                              15.52
                              15.7
                              15.68
                              15.67
                              15.71
                              15.7
                              15.7
                              15.68
                              15.7
                              15.47
                              15.42
                              15.26
                              15.21
                              15.19
                              15.09
                              15.1
                              15.08
                              15.05
                              14.85
                              14.42
                              14.55
                              14.36
                              14.35
                              14.52
                              14.65
                              14.78
                              14.76
                              14.74
                              14.78
                              14.77
                              14.79
                              14.82
                              14.87
                              14.89
                              14.92
                              14.96
                              15.04
                              15.15
                              14.87
                              14.92
                              14.93
                              15.14
                              15.14
                              15.1
                              15.21
                              15.2
4/30/05                       15.2


(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

(2) The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0149 per share.

Nuveen Municipal Market Opportunity Fund, Inc.

NMO

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total invstments)

-------------------------------------------------
AAA/U.S. Guaranteed                           69%
-------------------------------------------------
AA                                            11%
-------------------------------------------------
A                                              9%         [PIE CHART]
-------------------------------------------------
BBB                                            8%
-------------------------------------------------
BB or Lower                                    2%
-------------------------------------------------
NR                                             1%
-------------------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                            0.079
Jun                            0.079
Jul                            0.079
Aug                            0.079
Sep                            0.079
Oct                            0.079
Nov                            0.079
Dec                            0.079
Jan                            0.079
Feb                            0.079
Mar                            0.076
Apr                            0.076



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        13.31
                              13.28
                              13.3
                              13.16
                              12.93
                              12.67
                              12.84
                              12.85
                              12.75
                              13
                              13.02
                              13.05
                              13
                              13.09
                              13.04
                              13.15
                              13.27
                              13.36
                              13.34
                              13.16
                              13.16
                              13.2
                              13.25
                              13.23
                              13.26
                              13.36
                              13.32
                              13.31
                              13.32
                              13.17
                              13.29
                              13.31
                              13.29
                              13.22
                              13.18
                              13.19
                              13.25
                              13.38
                              13.46
                              13.37
                              13.36
                              13.45
                              13.65
                              13.76
                              13.78
                              13.74
                              13.85
                              13.79
                              13.88
                              13.83
                              13.81
                              13.84
                              13.88
                              13.85
                              13.74
                              13.68
                              13.64
                              13.64
                              13.63
                              13.63
                              13.75
                              13.78
                              13.82
                              13.82
                              13.81
                              13.84
                              13.85
                              13.91
                              14.02
                              14.09
                              14.13
                              14.02
                              14.02
                              14.04
                              14.06
                              14.05
                              14.12
                              14.15
                              14.14
                              14.15
                              14.14
                              14.21
                              14.27
                              14.31
                              14.29
                              14.28
                              14.33
                              14.31
                              14.23
                              14.26
                              14.25
                              14.22
                              14.28
                              14.24
                              14.28
                              14.31
                              14.4
                              14.47
                              14.44
                              14.46
                              14.43
                              14.43
                              14.38
                              14.41
                              14.58
                              14.48
                              14.4
                              14.26
                              14.29
                              14.35
                              14.36
                              14.35
                              14.44
                              14.41
                              14.44
                              14.38
                              14.41
                              14.37
                              14.32
                              14.32
                              14.35
                              14.38
                              14.36
                              14.41
                              14.39
                              14.36
                              14.39
                              14.44
                              14.49
                              14.56
                              14.53
                              14.6
                              14.35
                              14.04
                              14.16
                              14.09
                              14.2
                              14.24
                              14.24
                              14.28
                              14.34
                              14.29
                              14.2
                              14.24
                              14.22
                              14.2
                              14.22
                              14.1
                              14.09
                              14.12
                              13.99
                              14.11
                              14.13
                              14.15
                              14.12
                              14.1
                              14.16
                              14.09
                              14.04
                              14.01
                              13.96
                              13.93
                              13.96
                              13.96
                              13.9
                              13.95
                              13.9
                              13.95
                              13.96
                              14.03
                              14.08
                              14.14
                              14.07
                              14.12
                              14.23
                              14.34
                              14.32
                              14.28
                              14.25
                              14.17
                              14.14
                              14.23
                              14.15
                              14.22
                              14.22
                              14.23
                              14.25
                              14.24
                              14.27
                              14.47
                              14.44
                              14.48
                              14.45
                              14.47
                              14.5
                              14.5
                              14.49
                              14.55
                              14.58
                              14.53
                              14.57
                              14.59
                              14.58
                              14.59
                              14.44
                              14.33
                              14.44
                              14.53
                              14.59
                              14.62
                              14.65
                              14.67
                              14.68
                              14.63
                              14.56
                              14.53
                              14.36
                              14.33
                              14.13
                              14.04
                              13.94
                              13.91
                              13.83
                              13.77
                              13.62
                              13.55
                              13.33
                              13.46
                              13.26
                              13.24
                              13.45
                              13.65
                              13.74
                              13.73
                              13.71
                              13.81
                              13.74
                              13.71
                              13.73
                              13.75
                              13.68
                              13.71
                              13.7
                              13.77
                              13.84
                              13.78
                              13.75
                              13.79
                              13.82
                              13.86
                              13.92
                              13.97
                              13.93
4/30/05                       13.93


Fund Snapshot
--------------------------------------------------------------------------------
Share Price                                                             $ 13.93
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                         $ 15.43
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -9.72%
--------------------------------------------------------------------------------
Market Yield                                                               6.55%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.10%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $702,503
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     15.89
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.60
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 3/21/90)
--------------------------------------------------------------------------------
                                                 On Share Price           On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                         -0.30%                2.75%
--------------------------------------------------------------------------------
1-Year                                               12.56%               10.22%
--------------------------------------------------------------------------------
5-Year                                                9.21%                8.51%
--------------------------------------------------------------------------------
10-Year                                               6.07%                6.70%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      15.8%
--------------------------------------------------------------------------------
New York                                                                   13.9%
--------------------------------------------------------------------------------
Washington                                                                 12.0%
--------------------------------------------------------------------------------
Illinois                                                                    7.0%
--------------------------------------------------------------------------------
Minnesota                                                                   5.2%
--------------------------------------------------------------------------------
South Carolina                                                              4.2%
--------------------------------------------------------------------------------
Pennsylvania                                                                4.1%
--------------------------------------------------------------------------------
Georgia                                                                     3.9%
--------------------------------------------------------------------------------
California                                                                  3.7%
--------------------------------------------------------------------------------
Nevada                                                                      3.5%
--------------------------------------------------------------------------------
Colorado                                                                    3.3%
--------------------------------------------------------------------------------
North Dakota                                                                2.8%
--------------------------------------------------------------------------------
New Jersey                                                                  2.5%
--------------------------------------------------------------------------------
Massachusetts                                                               2.2%
--------------------------------------------------------------------------------
Other                                                                      15.9%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            20.5%
--------------------------------------------------------------------------------
Transportation                                                             17.3%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     15.7%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     14.4%
--------------------------------------------------------------------------------
Healthcare                                                                 10.7%
--------------------------------------------------------------------------------
Utilities                                                                   8.8%
--------------------------------------------------------------------------------
Consumer Staples                                                            5.1%
--------------------------------------------------------------------------------
Other                                                                       7.5%
--------------------------------------------------------------------------------

Nuveen Dividend Advantage Municipal Fund

NAD

Performance
      Overview As of April 30, 2005

Fund Snapshot
--------------------------------------------------------------------------------
Share Price                                                            $  14.54
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  15.52
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -6.31%
--------------------------------------------------------------------------------
Market Yield                                                               6.81%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.46%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $609,536
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     15.88
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.73
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 5/26/99)
--------------------------------------------------------------------------------
                                                 On Share Price           On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                         -1.69%                2.65%
--------------------------------------------------------------------------------
1-Year                                               11.76%               10.69%
--------------------------------------------------------------------------------
5-Year                                               10.33%               10.68%
--------------------------------------------------------------------------------
Since
Inception                                             6.07%                8.00%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Illinois                                                                   23.9%
--------------------------------------------------------------------------------
Texas                                                                      10.4%
--------------------------------------------------------------------------------
New York                                                                   10.1%
--------------------------------------------------------------------------------
Washington                                                                  7.5%
--------------------------------------------------------------------------------
New Jersey                                                                  5.1%
--------------------------------------------------------------------------------
Wisconsin                                                                   4.6%
--------------------------------------------------------------------------------
Florida                                                                     3.8%
--------------------------------------------------------------------------------
Pennsylvania                                                                3.4%
--------------------------------------------------------------------------------
Ohio                                                                        2.8%
--------------------------------------------------------------------------------
Indiana                                                                     2.6%
--------------------------------------------------------------------------------
Michigan                                                                    2.3%
--------------------------------------------------------------------------------
Louisiana                                                                   2.2%
--------------------------------------------------------------------------------
Colorado                                                                    2.1%
--------------------------------------------------------------------------------
Rhode Island                                                                2.0%
--------------------------------------------------------------------------------
Other                                                                      17.2%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Healthcare                                                                 18.6%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     14.3%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            13.5%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     12.4%
--------------------------------------------------------------------------------
Utilities                                                                  11.1%
--------------------------------------------------------------------------------
Transportation                                                             10.9%
--------------------------------------------------------------------------------
Consumer Staples                                                            5.1%
--------------------------------------------------------------------------------
Other                                                                      14.1%
--------------------------------------------------------------------------------

Credit Quality
(as a % of total invstments)

-------------------------------------------------
AAA/U.S. Guaranteed                           67%
-------------------------------------------------
AA                                            11%
-------------------------------------------------
A                                              2%         [PIE CHART]
-------------------------------------------------
BBB                                            8%
-------------------------------------------------
BB or Lower                                    6%
-------------------------------------------------
NR                                             6%
-------------------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                           0.0855
Jun                           0.0855
Jul                           0.0855
Aug                           0.0855
Sep                           0.0855
Oct                           0.0855
Nov                           0.0855
Dec                           0.0855
Jan                           0.0855
Feb                           0.0855
Mar                           0.0825
Apr                           0.0825


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price

Past performance is not predictive of future results.
5/1/04                        14.01
                              13.93
                              13.92
                              13.84
                              13.52
                              13.41
                              13.72
                              13.6
                              13.53
                              13.82
                              13.73
                              13.76
                              13.75
                              13.9
                              14
                              14.02
                              14.06
                              14.2
                              14.35
                              14.27
                              14.27
                              14.26
                              14.3
                              14.26
                              14.25
                              14.25
                              14.32
                              14.39
                              14.2
                              14.13
                              14.2
                              14.15
                              14.16
                              14.13
                              14.2
                              14.15
                              14.11
                              14.12
                              14.13
                              14.11
                              14.12
                              14.27
                              14.33
                              14.47
                              14.46
                              14.51
                              14.58
                              14.55
                              14.69
                              14.56
                              14.65
                              14.66
                              14.67
                              14.66
                              14.62
                              14.52
                              14.54
                              14.47
                              14.49
                              14.35
                              14.42
                              14.42
                              14.43
                              14.43
                              14.49
                              14.57
                              14.64
                              14.68
                              14.78
                              14.74
                              14.73
                              14.66
                              14.68
                              14.77
                              14.83
                              14.82
                              14.85
                              14.95
                              15.02
                              15
                              15
                              15
                              15.12
                              15.18
                              15.22
                              15.22
                              15.14
                              15.15
                              15.1
                              15.15
                              15.17
                              15.22
                              15.18
                              15.18
                              15.13
                              15.11
                              15.13
                              15.13
                              15.13
                              15.09
                              15.16
                              15.18
                              15.2
                              15.21
                              15.27
                              15.21
                              15.17
                              15.16
                              15.1
                              15.17
                              15.15
                              15.11
                              15.24
                              15.21
                              15.29
                              15.23
                              15.26
                              15.2
                              15.24
                              15.24
                              15.24
                              15.21
                              15.25
                              15.22
                              15.25
                              15.25
                              15.26
                              15.31
                              15.33
                              15.45
                              15.35
                              15.34
                              15.02
                              14.6
                              14.7
                              14.64
                              14.67
                              14.73
                              14.73
                              14.78
                              14.86
                              14.77
                              14.63
                              14.7
                              14.72
                              14.79
                              14.79
                              14.67
                              14.52
                              14.56
                              14.35
                              14.58
                              14.67
                              14.76
                              14.8
                              14.86
                              14.89
                              14.9
                              14.82
                              14.91
                              14.83
                              14.75
                              14.74
                              14.73
                              14.66
                              14.74
                              14.69
                              14.7
                              14.64
                              14.67
                              14.87
                              14.9
                              14.81
                              14.8
                              15.06
                              15.1
                              14.9
                              14.73
                              14.59
                              14.6
                              14.56
                              14.54
                              14.49
                              14.59
                              14.57
                              14.48
                              14.52
                              14.54
                              14.64
                              14.73
                              14.75
                              14.79
                              14.87
                              14.86
                              14.89
                              14.94
                              14.92
                              15.03
                              15.07
                              15
                              15.04
                              14.96
                              14.95
                              14.92
                              14.86
                              14.83
                              14.82
                              14.97
                              14.99
                              15.02
                              15.02
                              14.96
                              15.01
                              15.02
                              15.05
                              14.96
                              14.74
                              14.72
                              14.6
                              14.49
                              14.42
                              14.4
                              14.41
                              14.35
                              14.32
                              14.19
                              13.82
                              13.89
                              13.84
                              13.84
                              13.91
                              14.05
                              14.2
                              14.24
                              14.26
                              14.31
                              14.27
                              14.28
                              14.34
                              14.4
                              14.35
                              14.3
                              14.28
                              14.34
                              14.43
                              14.39
                              14.29
                              14.34
                              14.44
                              14.36
                              14.47
                              14.53
                              14.54
4/30/05                       14.54


(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Dividend Advantage Municipal Fund 2

NXZ

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total invstments)

-------------------------------------------------
AAA/U.S. Guaranteed                           56%
-------------------------------------------------
AA                                            10%
-------------------------------------------------
A                                             14%         [PIE CHART]
-------------------------------------------------
BBB                                            9%
-------------------------------------------------
BB or Lower                                    8%
-------------------------------------------------
NR                                             3%
-------------------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                            0.086
Jun                            0.086
Jul                            0.086
Aug                            0.086
Sep                            0.086
Oct                            0.086
Nov                            0.086
Dec                            0.086
Jan                            0.086
Feb                            0.086
Mar                            0.086
Apr                            0.086


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        14.15
                              14.03
                              14
                              13.83
                              13.51
                              13.3
                              13.59
                              13.63
                              13.43
                              13.78
                              13.63
                              13.54
                              13.47
                              13.57
                              13.63
                              13.78
                              13.81
                              13.99
                              14.06
                              14.06
                              14.06
                              14
                              14.02
                              14
                              14
                              13.97
                              14.01
                              14
                              14
                              13.82
                              13.84
                              13.75
                              13.84
                              13.9
                              13.95
                              13.88
                              13.8
                              13.85
                              13.86
                              13.91
                              13.95
                              14.02
                              14.15
                              14.39
                              14.4
                              14.5
                              14.51
                              14.6
                              14.64
                              14.5
                              14.46
                              14.45
                              14.48
                              14.54
                              14.54
                              14.4
                              14.35
                              14.31
                              14.27
                              14.28
                              14.22
                              14.35
                              14.46
                              14.46
                              14.62
                              14.7
                              14.81
                              14.91
                              14.97
                              14.91
                              14.9
                              14.75
                              14.8
                              14.92
                              14.84
                              14.91
                              14.88
                              14.93
                              15.01
                              14.98
                              15.04
                              15.01
                              15.05
                              15.08
                              15.05
                              15.08
                              15.05
                              15.05
                              15.01
                              15.04
                              15.02
                              15.04
                              15.12
                              15.09
                              15.13
                              15.13
                              15.19
                              15.25
                              15.24
                              15.28
                              15.26
                              15.26
                              15.3
                              15.26
                              15.3
                              15.2
                              15.1
                              15.08
                              15.09
                              15.23
                              15.25
                              15.24
                              15.4
                              15.42
                              15.46
                              15.34
                              15.36
                              15.35
                              15.39
                              15.34
                              15.34
                              15.37
                              15.32
                              15.38
                              15.34
                              15.37
                              15.36
                              15.38
                              15.44
                              15.53
                              15.65
                              15.65
                              15.18
                              14.76
                              15
                              14.9
                              14.89
                              15.03
                              15.16
                              15.2
                              15.19
                              15.14
                              14.96
                              15.14
                              15.14
                              15.11
                              15.18
                              15.07
                              15.09
                              15.09
                              14.93
                              15.21
                              15.25
                              15.22
                              15.35
                              15.35
                              15.42
                              15.41
                              15.42
                              15.47
                              15.47
                              15.48
                              15.45
                              15.49
                              15.48
                              15.46
                              15.47
                              15.48
                              15.46
                              15.62
                              15.67
                              15.46
                              15.29
                              15.34
                              15.41
                              15.45
                              15.45
                              15.42
                              15.34
                              15.23
                              15.14
                              15.03
                              15.05
                              15.04
                              15.04
                              15
                              14.97
                              14.99
                              15.06
                              15.21
                              15.2
                              15.37
                              15.33
                              15.45
                              15.45
                              15.56
                              15.52
                              15.55
                              15.55
                              15.43
                              15.43
                              15.38
                              15.34
                              15.44
                              15.25
                              15.15
                              15.21
                              15.28
                              15.42
                              15.38
                              15.35
                              15.39
                              15.5
                              15.57
                              15.7
                              15.65
                              15.33
                              15.41
                              15.3
                              15.03
                              15.03
                              15
                              14.95
                              14.97
                              15.03
                              14.87
                              14.56
                              14.69
                              14.57
                              14.61
                              14.88
                              14.95
                              15.14
                              15.13
                              15.09
                              15.2
                              15.14
                              15.11
                              15.07
                              15.09
                              15.1
                              15.09
                              15.16
                              15.1
                              15.18
                              15.08
                              15.06
                              15.05
                              15.08
                              15.09
                              15.24
                              15.28
                              15.29
4/30/05                       15.29



Fund Snapshot
--------------------------------------------------------------------------------
Share Price                                                            $  15.29
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  15.97
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -4.26%
--------------------------------------------------------------------------------
Market Yield                                                               6.75%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.38%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $467,516
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     23.93
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 6.56
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 3/27/01)
--------------------------------------------------------------------------------
                                                 On Share Price           On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                          2.81%                5.56%
--------------------------------------------------------------------------------
1-Year                                               15.88%               13.25%
--------------------------------------------------------------------------------
Since
Inception                                             7.26%                9.44%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      16.7%
--------------------------------------------------------------------------------
Michigan                                                                    9.8%
--------------------------------------------------------------------------------
Illinois                                                                    7.8%
--------------------------------------------------------------------------------
California                                                                  7.6%
--------------------------------------------------------------------------------
New York                                                                    4.2%
--------------------------------------------------------------------------------
Colorado                                                                    4.2%
--------------------------------------------------------------------------------
Washington                                                                  4.1%
--------------------------------------------------------------------------------
New Mexico                                                                  3.5%
--------------------------------------------------------------------------------
Florida                                                                     3.5%
--------------------------------------------------------------------------------
Indiana                                                                     3.3%
--------------------------------------------------------------------------------
Missouri                                                                    3.3%
--------------------------------------------------------------------------------
Nevada                                                                      3.1%
--------------------------------------------------------------------------------
Alabama                                                                     2.9%
--------------------------------------------------------------------------------
Massachusetts                                                               2.7%
--------------------------------------------------------------------------------
Kansas                                                                      2.7%
--------------------------------------------------------------------------------
Louisiana                                                                   2.6%
--------------------------------------------------------------------------------
Oregon                                                                      2.6%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.5%
--------------------------------------------------------------------------------
Minnesota                                                                   2.2%
--------------------------------------------------------------------------------
Other                                                                      10.7%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Healthcare                                                                 25.2%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.6%
--------------------------------------------------------------------------------
Transportation                                                             13.2%
--------------------------------------------------------------------------------
Water and Sewer                                                             8.9%
--------------------------------------------------------------------------------
Utilities                                                                   7.7%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      6.5%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             5.4%
--------------------------------------------------------------------------------
Housing/Single Family                                                       4.8%
--------------------------------------------------------------------------------
Other                                                                      11.7%
--------------------------------------------------------------------------------

Nuveen Dividend Advantage Municipal Fund 3

NZF

Performance
      Overview As of April 30, 2005

Fund Snapshot
--------------------------------------------------------------------------------
Share Price                                                            $  14.32
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  15.54
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -7.85%
--------------------------------------------------------------------------------
Market Yield                                                               6.75%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.38%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $626,434
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     19.07
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.83
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 9/25/01)
--------------------------------------------------------------------------------
                                                 On Share Price           On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                          2.14%                4.39%
--------------------------------------------------------------------------------
1-Year                                               14.91%               12.89%
--------------------------------------------------------------------------------
Since
Inception                                             5.31%                8.78%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      12.2%
--------------------------------------------------------------------------------
Illinois                                                                   11.4%
--------------------------------------------------------------------------------
Washington                                                                 10.8%
--------------------------------------------------------------------------------
California                                                                  6.9%
--------------------------------------------------------------------------------
Michigan                                                                    6.0%
--------------------------------------------------------------------------------
Nevada                                                                      5.2%
--------------------------------------------------------------------------------
Colorado                                                                    5.2%
--------------------------------------------------------------------------------
New York                                                                    3.6%
--------------------------------------------------------------------------------
Iowa                                                                        3.5%
--------------------------------------------------------------------------------
Indiana                                                                     3.5%
--------------------------------------------------------------------------------
Wisconsin                                                                   3.4%
--------------------------------------------------------------------------------
Louisiana                                                                   2.1%
--------------------------------------------------------------------------------
Kentucky                                                                    2.1%
--------------------------------------------------------------------------------
Ohio                                                                        1.8%
--------------------------------------------------------------------------------
Missouri                                                                    1.7%
--------------------------------------------------------------------------------
Oregon                                                                      1.7%
--------------------------------------------------------------------------------
Other                                                                      18.9%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Healthcare                                                                 18.1%
--------------------------------------------------------------------------------
Transportation                                                             16.9%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     11.2%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      9.1%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             8.5%
--------------------------------------------------------------------------------
Water and Sewer                                                             8.3%
--------------------------------------------------------------------------------
Utilities                                                                   7.4%
--------------------------------------------------------------------------------
Consumer Staples                                                            5.4%
--------------------------------------------------------------------------------
Housing/Single Family                                                       4.7%
--------------------------------------------------------------------------------
Other                                                                      10.4%
--------------------------------------------------------------------------------

Credit Quality
(as a % of total invstments)

-------------------------------------------------
AAA/U.S. Guaranteed                           72%
-------------------------------------------------
AA                                            10%
-------------------------------------------------
A                                              2%         [PIE CHART]
-------------------------------------------------
BBB                                            9%
-------------------------------------------------
BB or Lower                                    2%
-------------------------------------------------
NR                                             5%
-------------------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                           0.0805
Jun                           0.0805
Jul                           0.0805
Aug                           0.0805
Sep                           0.0805
Oct                           0.0805
Nov                           0.0805
Dec                           0.0805
Jan                           0.0805
Feb                           0.0805
Mar                           0.0805
Apr                           0.0805


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        13.38
                              13.3
                              13.36
                              13.23
                              12.82
                              12.75
                              13
                              12.9
                              12.84
                              13.02
                              12.97
                              12.89
                              12.9
                              13.01
                              13.15
                              13.24
                              13.28
                              13.26
                              13.37
                              13.42
                              13.42
                              13.31
                              13.39
                              13.28
                              13.31
                              13.31
                              13.31
                              13.37
                              13.36
                              13.07
                              13.2
                              13.19
                              13.11
                              13.09
                              13.15
                              13.17
                              13.1
                              13.16
                              13.17
                              13.19
                              13.24
                              13.33
                              13.48
                              13.67
                              13.75
                              13.76
                              13.85
                              13.88
                              13.98
                              13.85
                              13.81
                              13.85
                              13.83
                              13.9
                              13.91
                              13.8
                              13.87
                              13.84
                              13.82
                              13.8
                              13.76
                              13.82
                              13.83
                              13.83
                              13.86
                              13.9
                              13.94
                              13.91
                              14.01
                              14
                              14.02
                              13.92
                              13.97
                              14.01
                              14.06
                              14.03
                              14.14
                              14.15
                              14.16
                              14.18
                              14.23
                              14.23
                              14.35
                              14.3
                              14.24
                              14.32
                              14.39
                              14.38
                              14.3
                              14.4
                              14.42
                              14.46
                              14.57
                              14.48
                              14.5
                              14.51
                              14.52
                              14.48
                              14.4
                              14.38
                              14.34
                              14.33
                              14.39
                              14.43
                              14.45
                              14.52
                              14.41
                              14.41
                              14.3
                              14.45
                              14.41
                              14.4
                              14.49
                              14.5
                              14.51
                              14.45
                              14.45
                              14.44
                              14.42
                              14.48
                              14.49
                              14.43
                              14.43
                              14.4
                              14.39
                              14.4
                              14.45
                              14.5
                              14.45
                              14.49
                              14.62
                              14.62
                              14.39
                              13.95
                              14
                              14
                              14
                              14.07
                              14.16
                              14.26
                              14.31
                              14.37
                              14.25
                              14.32
                              14.33
                              14.34
                              14.32
                              14.17
                              14.2
                              14.16
                              14
                              14.1
                              14.14
                              14.12
                              14.14
                              14.17
                              14.22
                              14.1
                              14.07
                              14.07
                              14
                              13.95
                              13.99
                              14.03
                              14.07
                              14.08
                              14.15
                              14.03
                              14.07
                              14.15
                              14.18
                              14.24
                              14.3
                              14.26
                              14.45
                              14.51
                              14.69
                              14.62
                              14.5
                              14.43
                              14.32
                              14.12
                              14.17
                              14.18
                              14.24
                              14.16
                              14.14
                              14.13
                              14.15
                              14.23
                              14.34
                              14.4
                              14.39
                              14.39
                              14.49
                              14.53
                              14.53
                              14.57
                              14.6
                              14.54
                              14.57
                              14.56
                              14.5
                              14.45
                              14.39
                              14.3
                              14.37
                              14.43
                              14.45
                              14.46
                              14.45
                              14.51
                              14.54
                              14.6
                              14.69
                              14.55
                              14.46
                              14.45
                              14.3
                              14.19
                              14.16
                              14.18
                              14.22
                              14.18
                              14.07
                              13.91
                              13.67
                              13.79
                              13.8
                              13.79
                              13.95
                              14.1
                              14.14
                              14.12
                              14.15
                              14.23
                              14.15
                              14.16
                              14.13
                              14.21
                              14.09
                              14.07
                              14.07
                              14.08
                              14.18
                              14.16
                              14.12
                              14.1
                              14.15
                              14.18
                              14.26
                              14.35
                              14.32
4/30/05                       14.32



(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Performance Plus Municipal Fund, Inc. (NPP)

Portfolio of
      Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Alabama - 1.5% (1.0% of Total Investments)

$      3,615  Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds,
                Series 1994A, 6.750%, 8/15/17 (Pre-refunded to 8/15/05) - AMBAC Insured   8/05 at 100.00        AAA  $    3,659,537

              Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series
                1997A:
       3,640    5.625%, 2/01/22 (Pre-refunded to 2/01/07) - FGIC Insured                  2/07 at 101.00        AAA       3,843,512
       1,435    5.625%, 2/01/22 - FGIC Insured                                            2/07 at 101.00        AAA       1,506,305
       3,820    5.375%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured                  2/07 at 100.00        AAA       3,981,051
       1,505    5.375%, 2/01/27 - FGIC Insured                                            2/07 at 100.00        AAA       1,555,312
------------------------------------------------------------------------------------------------------------------------------------
              Arizona - 1.3% (0.9% of Total Investments)

       1,000  Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B,
                5.250%, 7/01/22                                                           7/12 at 100.00        AAA       1,085,650

              Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport
                Revenue Bonds, Series 2002B:
       5,365    5.750%, 7/01/15 (Alternative Minimum Tax) - FGIC Insured                  7/12 at 100.00        AAA       5,946,834
       5,055    5.750%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured                  7/12 at 100.00        AAA       5,603,215
------------------------------------------------------------------------------------------------------------------------------------
              Arkansas - 0.6% (0.4% of Total Investments)

       5,080  Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series
                2003, 5.350%, 5/01/28 - ACA Insured                                       5/13 at 100.00          A       5,233,264
------------------------------------------------------------------------------------------------------------------------------------
              California - 12.9% (8.7% of Total Investments)

       3,500  Alameda Corridor Transportation Authority, California, Subordinate Lien
                Revenue Bonds, Series 2004A, 0.000%, 10/01/25 - AMBAC Insured            10/17 at 100.00        AAA       2,564,240

      11,000  Anaheim Public Finance Authority, California, Subordinate Lease Revenue
                Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/20 - FSA
                Insured                                                                     No Opt. Call        AAA       5,428,170

       2,000  California Health Facilities Financing Authority, Health Facility Revenue
                Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33        3/13 at 100.00          A       2,018,600

       6,435  California, General Obligation Refunding Bonds, Series 2002, 6.000%,
                4/01/16 - AMBAC Insured                                                     No Opt. Call        AAA       7,700,250

       4,500  California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34          2/09 at 100.00          A       4,604,985

              California Department of Water Resources, Power Supply Revenue Bonds,
                Series 2002A:
       4,000    6.000%, 5/01/15                                                           5/12 at 101.00         A2       4,608,840
       2,750    5.375%, 5/01/22                                                           5/12 at 101.00         A2       2,993,705

       6,925  East Bay Municipal Utility District, Alameda and Contra Costa Counties,
                California, Subordinated Water System Revenue Refunding Bonds, Series
                1996, 4.750%, 6/01/21 - FGIC Insured                                      6/06 at 100.00        AAA       6,965,234

      10,000  Golden State Tobacco Securitization Corporation, California, Tobacco
                Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39            6/13 at 100.00        BBB      10,622,400

       1,000  Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds,
                Series 1993A, 5.125%, 12/01/23 - AMBAC Insured                            6/05 at 101.00        AAA       1,043,370

      13,450  Ontario Redevelopment Financing Authority, San Bernardino County,
                California,Revenue Refunding Bonds, Redevelopment Project 1, Series
                1995, 7.200%, 8/01/17 - MBIA Insured                                        No Opt. Call        AAA      17,429,586

      17,585  Palmdale Community Redevelopment Agency, California, Residential Mortgage
                Revenue Refunding Bonds, Series 1991A, 7.150%, 2/01/10                      No Opt. Call        AAA      19,288,811

       2,325  Palmdale Community Redevelopment Agency, California, Restructured Single
                Family Mortgage Revenue Bonds, Series 1986D, 8.000%, 4/01/16
               (Alternative Minimum Tax)                                                    No Opt. Call        AAA       3,177,368

      10,000  San Bernardino County, California, Certificates of Participation, Medical
                Center Financing Project, Series 1995, 5.500%, 8/01/15 (Pre-refunded to
                8/01/05) - MBIA Insured                                                   8/05 at 102.00        AAA      10,275,300

       2,000  San Francisco Airports Commission, California, Revenue Bonds, San
                Francisco International Airport, Second Series 1999, Issue 23B, 5.125%,
                5/01/30 - FGIC Insured                                                    5/09 at 101.00        AAA       2,072,880

       2,000  San Francisco Airports Commission, California, Revenue Refunding Bonds,
                San Francisco International Airport, Second Series 2001, Issue 27B,
                5.125%, 5/01/26 - FGIC Insured                                            5/11 at 100.00        AAA       2,090,280

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              California (continued)

$     15,745  Walnut Valley Unified School District, Los Angeles County, California,
                General Obligation Refunding Bonds, Series 1997A, 7.200%, 2/01/16 -
                MBIA Insured                                                              8/11 at 103.00        AAA  $   19,474,361
------------------------------------------------------------------------------------------------------------------------------------
              Colorado - 4.7% (3.1% of Total Investments)

       3,000  Colorado Educational and Cultural Facilities Authority, Charter School
                Revenue Bonds, Peak-to-Peak Charter School, Series 2004, 5.250%,
                8/15/34 - XLCA Insured                                                    8/14 at 100.00        AAA       3,198,510

       3,760  Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic
                Health Initiatives, Series 2001, 5.250%, 9/01/21                          9/11 at 100.00         AA       3,961,461

       7,575  Denver City and County, Colorado, Airport System Revenue Bonds, Series
                1997E, 5.250%, 11/15/23 - MBIA Insured                                   11/07 at 101.00        AAA       7,986,626

      20,000  Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds,
                Convention Center Hotel, Series 2003A, 5.000%, 12/01/33 - XLCA Insured   12/13 at 100.00        AAA      20,841,200

      10,500  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
                1997B, 0.000%, 9/01/21 - MBIA Insured                                       No Opt. Call        AAA       4,876,095

      10,000  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
                2000B, 0.000%, 9/01/32 - MBIA Insured                                       No Opt. Call        AAA       2,541,400

         755  Jefferson County School District R1, Colorado, General Obligation Bonds,
                Series 2004, 5.000%, 12/15/22 - FSA Insured                              12/14 at 100.00        AAA         811,995
------------------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 2.0% (1.4% of Total Investments)

       5,590  District of Columbia, General Obligation Bonds, Series 1999B, 5.500%,
                6/01/13 - FSA Insured                                                     6/09 at 101.00        AAA       6,084,268

       6,440  District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
                Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24                          5/11 at 101.00        BBB       6,581,165

       6,000  Washington Convention Center Authority, District of Columbia, Senior Lien
                Dedicated Tax Revenue Bonds, Series 1998, 5.250%, 10/01/10 - AMBAC
                Insured                                                                  10/08 at 101.00        AAA       6,432,180
------------------------------------------------------------------------------------------------------------------------------------
              Florida - 4.3% (2.9% of Total Investments)

       1,700  Miami-Dade County, Florida, Beacon Tradeport Community Development
                District, Special Assessment Bonds, Commercial Project, Series 2002A,
                5.625%, 5/01/32 - RAAI Insured                                            5/12 at 102.00         AA       1,850,841

              Broward County Housing Finance Authority, Florida, Multifamily Housing
                Revenue Bonds, Venice Homes Apartments, Series 2001A:
       1,545    5.700%, 1/01/32 (Alternative Minimum Tax) - FSA Insured                   7/11 at 100.00        AAA       1,585,139
       1,805    5.800%, 1/01/36 (Alternative Minimum Tax) - FSA Insured                   7/11 at 100.00        AAA       1,860,540

       3,195  Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds,
                Series 2000-11, 5.850%, 1/01/22 (Alternative Minimum Tax) - FSA Insured   1/10 at 100.00        AAA       3,350,437

      10,050  Florida State Board of Education, Full Faith and Credit Public Education
                Capital Outlay Refunding Bonds, Series 1999D, 5.750%, 6/01/22             6/10 at 101.00        AAA      11,174,595

       7,000  Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
                International Airport, Series 2003A, 5.250%, 10/01/17 (Alternative
                Minimum Tax) - MBIA Insured                                              10/13 at 100.00        AAA       7,550,130

      10,750  Martin County Industrial Development Authority, Florida, Industrial
                Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A,
                7.875%, 12/15/25 (Alternative Minimum Tax)                                6/05 at 102.00        BB+      10,941,565

       2,570  Miami-Dade County Housing Finance Authority, Florida, Multifamily
                Mortgage Revenue Bonds, Country Club Villas II Project, Series 2001-1A,
                5.850%, 1/01/37 (Alternative Minimum Tax) - FSA Insured                   6/11 at 100.00        AAA       2,699,425
------------------------------------------------------------------------------------------------------------------------------------
              Georgia - 3.1% (2.1% of Total Investments)

       4,920  Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A,
                5.600%, 1/01/30 (Pre-refunded to 1/01/10) - FGIC Insured                  1/10 at 101.00        AAA       5,501,544

       5,000  Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A,
                5.500%, 11/01/22 - FGIC Insured                                             No Opt. Call        AAA       5,871,750

       2,000  George L. Smith II World Congress Center Authority, Atlanta, Georgia,
                Revenue Refunding Bonds, Domed Stadium Project, Series 2000, 5.500%,
                7/01/20 (Alternative Minimum Tax) - MBIA Insured                          7/10 at 101.00        AAA       2,161,420

      15,000  Private Colleges and Universities Authority, Georgia, Revenue Bonds,
                Emory University, Series 1999A, 5.500%, 11/01/25                         11/09 at 101.00         AA      16,238,250

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Idaho - 0.2% (0.1% of Total Investments)

$        735  Idaho Housing and Finance Association, Single Family Mortgage Bonds,
                Series 2000G-2, 5.950%, 7/01/25 (Alternative Minimum Tax)                 7/10 at 100.00        Aa2  $      774,594

         990  Idaho Housing and Finance Association, Single Family Mortgage Bonds,
                Series 2000D, 6.200%, 7/01/14 (Alternative Minimum Tax)                   1/10 at 100.00          A       1,030,679
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 19.6% (13.1% of Total Investments)

       3,000  Chicago, Illinois, General Obligation Bonds, Library Projects, Series
                1997, 5.750%, 1/01/17 (Pre-refunded to 1/01/08) - FGIC Insured            1/08 at 102.00        AAA       3,273,330

              Chicago, Illinois, General Obligation Bonds, City Colleges
                of Chicago Capital Improvement Project, Series 1999:
      32,170    0.000%, 1/01/21 - FGIC Insured                                              No Opt. Call        AAA      15,461,867
      32,670    0.000%, 1/01/22 - FGIC Insured                                              No Opt. Call        AAA      14,863,217

      10,000  Chicago Board of Education, Illinois, Unlimited Tax General Obligation
                Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/19 - FGIC
                Insured                                                                     No Opt. Call        AAA       5,113,900

      10,000  Chicago Board of Education, Illinois, Unlimited Tax General Obligation
                Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/20 - FGIC
                Insured                                                                     No Opt. Call        AAA       4,847,100

       9,145  Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%,
                1/01/29 - MBIA Insured                                                    1/07 at 101.00        AAA       9,519,305

              DuPage County Forest Preserve District, Illinois, General Obligation
                Bonds, Series 2000:
       8,000    0.000%, 11/01/18                                                            No Opt. Call        AAA       4,357,200
      15,285    0.000%, 11/01/19                                                            No Opt. Call        AAA       7,891,340

       3,085  Illinois Health Facilities Authority, Revenue Bonds, Silver Cross
                Hospital and Medical Centers, Series 1999, 5.250%, 8/15/15                8/09 at 101.00         A-       3,183,843

       4,580  Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center
                IX, Inc., Series 2000, 6.250%, 8/20/35                                    8/10 at 102.00        Aaa       5,029,664

       3,000  Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital,
                Series 2003, 6.000%, 7/01/33                                              7/13 at 100.00         A-       3,225,030

       4,000  Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue
                Refunding Bonds, Sinai Health System, Series 2003, 5.150%, 2/15/37        8/13 at 100.00        AAA       4,122,720

       4,415  Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor
                Community Hospital, Series 1991, 7.375%, 1/01/23                          7/05 at 100.00        BB+       4,416,325

       5,000  Kane, McHenry, Cook and DeKalb Counties Community Unit School District
                300, Carpentersville, Illinois, General Obligation Bonds, Series 2000,
                5.500%, 12/01/19 - MBIA Insured                                          12/11 at 100.00        AAA       5,545,850

       3,700  Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers
                Project, Series 1999A, 7.000%, 11/01/29 (Alternative Minimum Tax)        11/09 at 100.00         A3       3,852,292

       6,000  McHenry County Conservation District, Illinois, General Obligation Bonds,
                Series 2001A, 5.625%, 2/01/21 (Pre-refunded to 2/01/11) - FGIC Insured    2/11 at 100.00        AAA       6,753,960

              Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding
                Bonds, McCormick Place Expansion Project, Series 1996A:
       9,400    0.000%, 12/15/18 - MBIA Insured                                             No Opt. Call        AAA       5,118,864
      16,570    0.000%, 12/15/20 - MBIA Insured                                             No Opt. Call        AAA       8,115,655
      23,550    0.000%, 12/15/22 - MBIA Insured                                             No Opt. Call        AAA      10,312,074
      13,000    0.000%, 12/15/24 - MBIA Insured                                             No Opt. Call        AAA       5,075,200

              Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding
                Bonds, McCormick Place Expansion Project, Series 1998A:
       5,180    5.500%, 12/15/23 - FGIC Insured                                             No Opt. Call        AAA       6,099,346
       5,100    5.500%, 12/15/23 - FGIC Insured                                             No Opt. Call        AAA       5,961,390

      10,650  Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
                McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26          No Opt. Call       AAA      14,157,471

      17,865  Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and
                Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%,
                6/01/23 - FSA Insured                                                       No Opt. Call        AAA      21,462,832

       6,090  Sherman, Illinois, GNMA Mortgage Revenue Refunding Bonds, Villa Vianney,
                Series 1999A, 6.450%, 10/01/29                                           10/09 at 102.00        AAA       6,665,566

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 5.7% (3.8% of Total Investments)

$      2,465  Danville Multi-School Building Corporation, Indiana, First Mortgage
                Refunding Bonds, Series 2001, 5.250%, 7/15/18 - AMBAC Insured             7/11 at 100.00        AAA  $    2,692,865

      14,000  Indiana Health Facility Financing Authority, Hospital Revenue Bonds,
                Clarian Health Obligated Group, Series 2000A, 5.500%, 2/15/30 - MBIA
                Insured                                                                   8/10 at 101.50        AAA      15,295,140

              Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla
                Systems Inc. Obligated Group, Series 1997:
      15,380    5.250%, 7/01/17 - MBIA Insured                                            7/07 at 101.00        AAA      16,265,273
       2,250    5.250%, 7/01/22 - MBIA Insured                                            7/07 at 101.00        AAA       2,372,220
       4,320    5.250%, 7/01/22 - MBIA Insured                                            7/07 at 101.00        AAA       4,554,662

       2,000  Indiana Health Facility Financing Authority, Revenue Bonds, Community
                Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35 (WI, settling
                5/04/05) - AMBAC Insured                                                  5/15 at 100.00        AAA       2,073,320

              Indiana Transportation Finance Authority, Highway Revenue Bonds, Series
                2000:
       1,285    5.375%, 12/01/25 (Pre-refunded to 12/01/10)                              12/10 at 100.00     Aa2***       1,427,995
       6,715    5.375%, 12/01/25                                                         12/10 at 100.00        Aa2       7,263,884

       1,800  Sunman Dearborn High School Building Corporation, Indiana, First Mortgage
                Bonds, Series 2005, 5.000%, 7/15/25 - MBIA Insured                        1/15 at 100.00        AAA       1,894,968
------------------------------------------------------------------------------------------------------------------------------------
              Iowa - 0.5% (0.3% of Total Investments)

       5,000  Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
                Revenue Bonds, Series 2001B, 5.600%, 6/01/35                              6/11 at 101.00        BBB       4,759,300
------------------------------------------------------------------------------------------------------------------------------------
              Kansas - 1.3% (0.9% of Total Investments)

       3,790  Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A,
                5.000%, 3/01/23                                                           3/14 at 100.00        AA+       4,047,834

       5,790  Sedgwick County Unified School District 259, Wichita, Kansas, General
                Obligation Bonds, Series 2000, 3.500%, 9/01/17                            9/10 at 100.00         AA       5,496,447

       3,200  Wyandotte County Unified School District 500, Kansas, General Obligation
                Bonds, Series 2001, 4.000%, 9/01/21 - FSA Insured                         9/11 at 100.00        AAA       3,137,728
------------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 0.4% (0.3% of Total Investments)

       3,700  Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
                Sewer and Drainage System Revenue Bonds, Series 1997A, 6.250%, 5/15/26
                (Pre-refunded to 5/15/07) - MBIA Insured                                  5/07 at 101.00        AAA       3,982,976
------------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 6.8% (4.6% of Total Investments)

       1,425  East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA
                Mortgage-Backed Securities Program Single Family Mortgage Revenue
                Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26                        10/07 at 102.00        Aaa       1,485,962

       4,000  Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series
                2004, 5.250%, 11/01/25 - MBIA Insured                                    11/14 at 100.00        AAA       4,348,280

       4,650  Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General
                Hospital, Series 2004, 5.250%, 7/01/33 - MBIA Insured                     7/14 at 100.00        AAA       4,948,995

      35,700  Louisiana Stadium and Exposition District, Hotel Occupancy Tax Bonds,
                Series 1996, 5.750%, 7/01/26 (Pre-refunded to 7/01/06) - FGIC Insured     7/06 at 102.00        AAA      37,632,084

              Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement
                Asset-Backed Bonds, Series 2001B:
      10,000    5.500%, 5/15/30                                                           5/11 at 101.00        BBB       9,885,800
       6,250    5.875%, 5/15/39                                                           5/11 at 101.00        BBB       6,222,438
------------------------------------------------------------------------------------------------------------------------------------
              Maine - 0.6% (0.4% of Total Investments)

       5,680  Portland, Maine, General Airport Revenue Bonds, Series 2003A, 5.000%,
                7/01/32 - FSA Insured                                                     7/13 at 100.00        AAA       5,927,307
------------------------------------------------------------------------------------------------------------------------------------
              Maryland - 2.6% (1.8% of Total Investments)

       1,110  Maryland Community Development Administration, Residential Revenue Bonds,
                Series 2000H, 5.800%, 9/01/32 (Alternative Minimum Tax)                   9/10 at 100.00        Aa2       1,117,792

       7,720  Maryland Transportation Authority, Airport Parking Revenue Bonds,
                Baltimore-Washington International Airport Passenger Facility, Series
                2002B, 5.125%, 3/01/20 (Alternative Minimum Tax) -  AMBAC Insured         3/12 at 101.00        AAA       8,147,920

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Maryland (continued)

$      7,475  Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-
                Insured Multifamily Housing Revenue Bonds, Series 1994A, 6.250%,
                7/01/28                                                                   7/05 at 101.00        Aa2  $    7,583,686

       7,090  Takoma Park, Maryland, Hospital Facilities Revenue Refunding and
                Improvement Bonds, Washington Adventist Hospital, Series 1995, 6.500%,
                9/01/12 - FSA Insured                                                       No Opt. Call        AAA       8,170,162
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 3.7% (2.5% of Total Investments)

       1,520  Massachusetts Educational Finance Authority, Student Loan Revenue
                Refunding Bonds, Series 2000G, 5.700%, 12/01/11 (Alternative Minimum
                Tax) - MBIA Insured                                                      12/09 at 101.00        AAA       1,566,390

          35  Massachusetts Municipal Wholesale Electric Company, Power Supply System
                Revenue Bonds, Nuclear Project 6, Series 1987A, 8.750%, 7/01/18 (Pre-
                refunded to 7/01/05)                                                      7/05 at 100.00        Aaa          35,370

              Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
       1,255    5.250%, 1/01/22 (Pre-refunded to 1/01/13) - FGIC Insured                  1/13 at 100.00        AAA       1,396,677
       3,745    5.250%, 1/01/22 (Pre-refunded to 1/01/13) - FGIC Insured                  1/13 at 100.00        AAA       4,167,773

         890  Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C,
                5.250%, 11/01/30 (Pre-refunded to 11/01/12)                              11/12 at 100.00      AA***         991,282

              Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge
                Street Redevelopment, M/SRBC Project, Series 2002A:
       4,000    5.125%, 8/01/28 - MBIA Insured                                            2/12 at 100.00        AAA       4,197,640
       5,625    5.125%, 2/01/34 - MBIA Insured                                            2/12 at 100.00        AAA       5,890,163

       1,420  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
                Southcoast Health System Obligated Group, Series 1998A, 4.750%, 7/01/27
                - MBIA Insured                                                            7/08 at 101.00        Aaa       1,432,879

       5,745  Massachusetts Industrial Finance Agency, Resource Recovery Revenue
                Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%,
                12/01/19 (Alternative Minimum Tax)                                       12/08 at 102.00        BBB       5,896,611

       8,500  Route 3 North Transportation Improvements Association, Massachusetts,
                Lease Revenue Bonds, Series 2000, 5.375%, 6/15/33 (Pre-refunded to
                6/15/10) - MBIA Insured                                                   6/10 at 100.00        AAA       9,411,625
------------------------------------------------------------------------------------------------------------------------------------
              Michigan - 7.1% (4.8% of Total Investments)

      17,000  Birmingham City School District, Oakland County, Michigan, School
                Building and Site Bonds, Series 1998, 4.750%, 11/01/24 - FSA Insured     11/07 at 100.00        AAA      17,224,570

       5,000  Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds,
                Series 2005A, 5.000%, 7/01/35 - MBIA Insured                              7/15 at 100.00        AAA       5,254,050

       3,000  Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series
                1997A, 5.000%, 7/01/21 (Pre-refunded to 7/01/07) - MBIA Insured           7/07 at 101.00        AAA       3,158,130

       3,730  Grand Rapids Housing Corporation, Michigan, FHA-Insured Mortgage Loan
                Section 8 Assisted Multifamily Revenue Refunding Bonds, Elderly Project,
                Series 1992, 7.375%, 7/15/41                                              7/05 at 103.00        AAA       3,845,630

       4,030  Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage
                Hospital Revenue Bonds, Portage Health System Inc., Series 1998,
                5.450%, 8/01/47 - MBIA Insured                                            8/08 at 100.00        AAA       4,254,350

       1,500  Michigan State Building Authority, Revenue Refunding Bonds, Facilities
                Program, Series 2001I, 5.000%, 10/15/24                                  10/11 at 100.00        AA-       1,580,280

       5,000  Michigan State Building Authority, Revenue Refunding Bonds, Facilities
                Program, Series 2003II, 5.000%, 10/15/29 - MBIA Insured                  10/13 at 100.00        AAA       5,245,600

       7,115  Michigan State Hospital Finance Authority, Hospital Revenue Refunding
                Bonds, Henry Ford Health System, Series 2003A, 5.500%, 3/01/16            3/13 at 100.00         A1       7,684,983

       5,000  Michigan State Hospital Finance Authority, Hospital Revenue Refunding
                Bonds, Sisters of Mercy Health Corporation, Series 1993P, 5.375%,
                8/15/14 - MBIA Insured                                                      No Opt. Call        AAA       5,527,750

       3,000  Michigan Strategic Fund, Collateralized Limited Obligation Pollution
                Control Revenue Refunding Bonds, Detroit Edison Company, Series 1999A,
                5.550%, 9/01/29 (Alternative Minimum Tax) - MBIA Insured                  9/09 at 102.00        AAA       3,181,710

      10,000  Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne
                County Airport, Series 1998A, 5.375%, 12/01/16 (Alternative Minimum Tax)
                 - MBIA Insured                                                          12/08 at 101.00        AAA      10,625,700

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 4.1% (2.7% of Total Investments)

$      7,475  Dakota County Community Development Agency, Minnesota, GNMA
                Collateralized Mortgage Loan Multifamily Senior Housing Revenue Bonds,
                Wingate Project, Series 2002A, 5.625%, 8/20/43 (Pre-refunded to 5/05/05)  5/05 at 100.00        Aaa  $    7,492,342

         105  Dakota County Housing and Redevelopment Authority, Minnesota, FNMA
                Collateralized Single Family Mortgage Revenue Bonds, Series 1994A,
                6.900%, 10/01/27 (Alternative Minimum Tax)                               10/05 at 101.00        AAA         106,190

       3,000  Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
                Subordinate Airport Revenue Bonds, Series 2001C, 5.250%, 1/01/26 - FGIC
                Insured                                                                   1/11 at 100.00        AAA       3,188,460

      21,335  St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax
                Revenue Refunding Bonds, Civic Center Project, Series 1996, 7.100%,
                11/01/23 - FSA Insured                                                   11/15 at 103.00        AAA      26,941,625

         890  St. Paul Housing and Redevelopment Authority, Minnesota, FNMA Mortgage-
                Backed Securities Middle Income Program Phase II Single Family Mortgage
                Revenue Refunding Bonds, Series 1995, 6.800%, 3/01/28                     9/05 at 102.60        Aaa         914,377
------------------------------------------------------------------------------------------------------------------------------------
              Mississippi - 1.3% (0.9% of Total Investments)

       9,750  Mississippi Business Finance Corporation, Pollution Control Revenue
                Refunding Bonds, System Energy Resources Inc. Project, Series 1998,
                5.875%, 4/01/22                                                          10/05 at 100.00       BBB-       9,872,363

       2,475  Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
                Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24              9/14 at 100.00        N/R       2,559,769
------------------------------------------------------------------------------------------------------------------------------------
              Missouri - 1.6% (1.1% of Total Investments)

       2,000  Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass
                Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension
                Project, Series 2002B, 5.000%, 10/01/32 - FSA Insured                    10/13 at 100.00        AAA       2,094,100

       6,350  Kansas City, Missouri, Airport Revenue Bonds, General Improvement
                Projects, Series 2003B, 5.250%, 9/01/17 - FGIC Insured                    9/12 at 100.00        AAA       6,932,422

       3,740  Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM
                Healthcare System, Series 2001A, 5.250%, 6/01/28 - AMBAC Insured          6/11 at 101.00        AAA       3,951,946

       1,845  Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC
                Health System, Series 2003, 5.250%, 5/15/18                               5/13 at 100.00         AA       1,989,113
------------------------------------------------------------------------------------------------------------------------------------
              Montana - 0.8% (0.5% of Total Investments)

       1,050  Montana Board of Housing, Single Family Mortgage Bonds, Series 1997A,
                6.150%, 6/01/30 (Alternative Minimum Tax)                                 6/07 at 101.50        AA+       1,075,431

       1,095  Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2,
                6.450%, 6/01/29 (Alternative Minimum Tax)                                12/09 at 100.00        AA+       1,112,378

       4,795  Montana Higher Education Student Assistance Corporation, Student Loan
                Revenue Bonds, Subordinate Series 1998B, 5.500%, 12/01/31 (Alternative
                Minimum Tax)                                                             12/08 at 101.00         A2       4,947,865
------------------------------------------------------------------------------------------------------------------------------------
              Nebraska - 0.2% (0.1% of Total Investments)

       1,820  Nebraska Investment Finance Authority, Single Family Housing Revenue
                Bonds, Series 2000E, 5.850%, 9/01/20 (Alternative Minimum Tax)            9/10 at 100.00        AAA       1,847,791
------------------------------------------------------------------------------------------------------------------------------------
              Nevada - 3.0% (2.0% of Total Investments)

       5,000  Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada
                Water Authority Loan, Series 2001, 5.300%, 6/01/19 - FGIC Insured         6/11 at 100.00        AAA       5,468,900

      10,900  Clark County School District, Nevada, General Obligation Bonds, Series
                2002C, 5.500%, 6/15/19 (Pre-refunded to 6/15/12) - MBIA Insured           6/12 at 100.00        AAA      12,367,140

      10,465  Nevada, General Obligation Bonds, Municipal Bond Bank Project 52, Series
                1996A, 6.000%, 5/15/21 (Pre-refunded to 5/15/06)                          5/06 at 101.00        AAA      10,920,960
------------------------------------------------------------------------------------------------------------------------------------
              New Hampshire - 1.2% (0.8% of Total Investments)

              New Hampshire Housing Finance Authority, FHLMC Multifamily Housing
                Revenue Remarketed Bonds, Countryside LP Project,  Series 1994:
       3,725    6.000%, 7/01/18 (Alternative Minimum Tax)                                 7/10 at 101.00        Aaa       3,934,531
       6,945    6.100%, 7/01/24 (Alternative Minimum Tax)                                 7/10 at 101.00        Aaa       7,371,631

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 7.1% (4.8% of Total Investments)

$      3,165  New Jersey Higher Education Assistance Authority, Student Loan Revenue
                Bonds, Series 2000A, 6.000%, 6/01/13 (Alternative Minimum Tax) - MBIA
                Insured                                                                   6/10 at 101.00        AAA  $    3,175,824

       3,000  New Jersey Economic Development Authority, Transportation Sublease
                Revenue Bonds, Light Rail Transit System, Series 1999A, 5.250%, 5/01/17
                (Pre-refunded to 5/01/09) - FSA Insured                                   5/09 at 100.00        AAA       3,255,570

       8,750  New Jersey Transportation Trust Fund Authority, Transportation System
                Bonds, Series 1996B, 5.250%, 6/15/16 (Pre-refunded to 6/15/07)            6/07 at 102.00      A+***       9,343,163

       9,250  New Jersey Transportation Trust Fund Authority, Transportation System
                Bonds, Series 2003C, 5.500%, 6/15/23 (Pre-refunded to 6/15/13)            6/13 at 100.00        AAA      10,582,925

       4,500  New Jersey Transportation Trust Fund Authority, Transportation System
                Bonds, Series 2001C, 5.500%, 12/15/18 - FSA Insured                         No Opt. Call        AAA       5,190,795

      10,000  New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%,
                1/01/20 - FSA Insured                                                     7/13 at 100.00        AAA      10,758,600

      14,560  Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
                Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32                          6/12 at 100.00        BBB      14,549,226

       3,125  Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
                Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39                          6/13 at 100.00        BBB       3,309,156

              West Deptford Township, Gloucester County, New Jersey, General Obligation
                Bonds, Series 2000:
       3,150    5.500%, 9/01/21 (Pre-refunded to 9/01/10) - FGIC Insured                  9/10 at 100.00        Aaa       3,513,951
       3,335    5.500%, 9/01/22 (Pre-refunded to 9/01/10) - FGIC Insured                  9/10 at 100.00        Aaa       3,720,326
------------------------------------------------------------------------------------------------------------------------------------
              New York - 16.0% (10.7% of Total Investments)

       1,500  Hempstead Industrial Development Agency, New York, Resource Recovery
                Revenue Refunding Bonds, American Ref-Fuel Company of Hempstead, Series
                2001, 5.000%, 12/01/10 (Mandatory put 6/01/10)                              No Opt. Call        BBB       1,583,235

      13,220  Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds,
                Series 2002A, 5.500%, 11/15/26 - FSA Insured                             11/12 at 100.00        AAA      14,672,746

           5  New York City, New York, General Obligation Bonds, Fiscal Series 1987D,
                8.500%, 8/01/08                                                           8/05 at 100.00         A1           5,069

      12,500  New York City, New York, General Obligation Bonds, Fiscal Series 1997A,
                7.000%, 8/01/05                                                             No Opt. Call         A1      12,634,750

       6,300  New York City, New York, General Obligation Bonds, Fiscal Series 2000A,
                6.250%, 5/15/26 - FSA Insured                                             5/10 at 101.00        AAA       7,180,803

      16,295  New York City, New York, General Obligation Bonds, Fiscal Series 1996F,
                5.750%, 2/01/15 (Pre-refunded to 2/01/06)                                 2/06 at 101.50      A1***      16,911,114

      10,000  New York City Municipal Water Finance Authority, New York, Water and
                Sewerage System Revenue Bonds, Fiscal Series 2000A, 5.750%, 6/15/30
                (Pre-refunded to 6/15/09)                                                 6/09 at 101.00     AA+***      11,177,200

              New York City Municipal Water Finance Authority, New York, Water and
                Sewerage System Revenue Bonds, Fiscal Series 1996B:
       7,270    5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured                  6/06 at 101.00        AAA       7,589,953
      13,380    5.750%, 6/15/26 - MBIA Insured                                            6/06 at 101.00        AAA      13,966,847

              New York City Municipal Water Finance Authority, New York, Water and
              Sewerage System Revenue Bonds, Fiscal Series 1997A:
       3,495    5.500%, 6/15/24 (Pre-refunded to 6/15/06) - MBIA Insured                  6/06 at 101.00        AAA       3,639,169
       1,380    5.500%, 6/15/24 - MBIA Insured                                            6/06 at 101.00        AAA       1,430,177

       7,810  New York City Transitional Finance Authority, New York, Future Tax
                Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24 (Pre-refunded to
                8/15/09)                                                                  8/09 at 101.00        AAA       8,754,463

       2,250  Dormitory Authority of the State of New York, Lease Revenue Bonds, State
                University Dormitory Facilities, Series 1999C, 5.500%, 7/01/29 (Pre-
                refunded to 7/01/09) - MBIA Insured                                       7/09 at 101.00        AAA       2,492,100

       1,500  Dormitory Authority of the State of New York, Revenue Bonds, St. Barnabas
                Hospital, Series 1997, 5.450%, 8/01/35 - AMBAC Insured                    8/07 at 101.00        AAA       1,583,775

       2,070  Dormitory Authority of the State of New York, Insured Revenue Bonds, 853
                Schools Program, Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 -
                AMBAC Insured                                                             7/08 at 101.00        AAA       2,237,339

       5,500  Dormitory Authority of the State of New York, FHA-Insured Mortgage
                Revenue Bonds, Kaleida Health, Series 2004, 5.050%, 2/15/25               2/14 at 100.00        AAA       5,799,475

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              New York (continued)

              Dormitory Authority of the State of New York, Improvement Revenue Bonds,
                Mental Health Services Facilities, Series 1996B:
$      1,930    5.375%, 2/15/26 (Pre-refunded to 2/15/06) - MBIA Insured                  2/06 at 102.00        AAA  $    2,008,956
          35    5.375%, 2/15/26 (Pre-refunded to 2/15/06) - MBIA Insured                  2/06 at 102.00        AAA          36,432
          35    5.375%, 2/15/26 - MBIA Insured                                            2/06 at 102.00        AAA          36,280

      17,000  Dormitory Authority of the State of New York, Third General Resolution
                Consolidated Revenue Bonds, City University System, Series 1999-1,
                5.500%, 7/01/29 (Pre-refunded to 7/01/09) - FSA Insured                   7/09 at 101.00        AAA      18,829,200

       3,000  Dormitory Authority of the State of New York, Third General Resolution
                Consolidated Revenue Bonds, City University System, Series 1997-1,
                5.375%, 7/01/24 (Pre-refunded to 1/01/08) - FSA Insured                   1/08 at 102.00        AAA       3,252,750

              Dormitory Authority of the State of New York, Revenue
              Bonds, Marymount Manhattan College, Series 1999:
       1,580    6.375%, 7/01/13 - RAAI Insured                                            7/09 at 101.00         AA       1,768,810
       9,235    6.125%, 7/01/21 - RAAI Insured                                            7/09 at 101.00         AA      10,211,786

       3,000  New York State Energy Research and Development Authority, Pollution
                Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
                1998A, 5.950%, 9/01/33 (Alternative Minimum Tax) - MBIA Insured           9/08 at 102.00        AAA       3,291,780
------------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 0.2% (0.1% of Total Investments)

       2,000  North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds,
                Series 1998A, 5.000%, 1/01/20 - MBIA Insured                              1/08 at 102.00        AAA       2,108,940
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 4.2% (2.8% of Total Investments)

       7,500  Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.000%,
                1/01/31 - FSA Insured                                                     1/10 at 101.00        AAA       7,728,975

       3,650  Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives,
                Series 2004A, 5.000%, 5/01/30                                             5/14 at 100.00         AA       3,786,619

       7,320  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program
                Residential Mortgage Revenue Bonds, Series 1999C, 5.750%, 9/01/30
                (Alternative Minimum Tax)                                                 7/09 at 100.00        Aaa       7,373,509

       6,800  Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds,
                Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)  9/08 at 102.00        N/R       6,843,248

      13,900  Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay
                Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)      9/09 at 102.00        N/R      14,409,713
------------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 0.3% (0.2% of Total Investments)

       3,400  Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,
                American Airlines Inc., Series 2000B, 6.000%, 6/01/35 (Alternative
                Minimum Tax) (Mandatory put 12/01/08)                                     6/09 at 100.00         B-       3,263,388
------------------------------------------------------------------------------------------------------------------------------------
              Oregon - 1.0% (0.7% of Total Investments)

       9,150  Port of St. Helens, Oregon, Pollution Control Revenue Bonds, Portland
                General Electric Company, Series 1985B, 4.800%, 6/01/10                     No Opt. Call        BBB       9,348,006
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 3.6% (2.4% of Total Investments)

              Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania,
                Guaranteed Water Revenue Bonds, Series 1998:
       3,125    0.000%, 5/15/22 - FSA Insured                                               No Opt. Call        AAA       1,394,625
       3,125    0.000%, 5/15/23 - FSA Insured                                               No Opt. Call        AAA       1,318,500
       3,135    0.000%, 5/15/24 - FSA Insured                                               No Opt. Call        AAA       1,249,266
       3,155    0.000%, 5/15/26 - FSA Insured                                               No Opt. Call        AAA       1,118,227
       4,145    0.000%, 11/15/26 - FSA Insured                                              No Opt. Call        AAA       1,433,382
       2,800    0.000%, 5/15/28 - FSA Insured                                               No Opt. Call        AAA         891,212
       3,000    0.000%, 11/15/28 - FSA Insured                                              No Opt. Call        AAA         931,440

       3,935  Carbon County Industrial Development Authority, Pennsylvania, Resource
                Recovery Revenue Refunding Bonds, Panther Creek Partners Project,
                Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)                      No Opt. Call       BBB-       4,268,806

      11,000  Delaware County Authority, Pennsylvania, Health System Revenue Bonds,
                Catholic Health East Issue, Series 1998A, 4.875%, 11/15/18 - AMBAC
                Insured                                                                  11/08 at 102.00        AAA      11,369,160

              Pennsylvania Economic Development Financing Authority, Senior Lien
                Resource Recovery Revenue Bonds, Northampton Generating Project, Series
                1994A:
       2,100    6.400%, 1/01/09 (Alternative Minimum Tax)                                 7/05 at 101.00       BBB-       2,124,045
       4,500    6.500%, 1/01/13 (Alternative Minimum Tax)                                 7/05 at 101.00       BBB-       4,539,510

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania (continued)

$        700  Pennsylvania Economic Development Financing Authority, Subordinate
                Resource Recovery Revenue Bonds, Northampton Generating Project, Series
                1994C, 6.875%, 1/01/11 (Alternative Minimum Tax)                          7/05 at 101.00        N/R  $      700,665

       2,750  Pennsylvania Economic Development Financing Authority, Senior Lien
                Resource Recovery Revenue Bonds, Northampton Generating Project, Series
                1994B, 6.750%, 1/01/07 (Alternative Minimum Tax)                            No Opt. Call        N/R       2,831,098
------------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 0.1% (0.1% of Total Investments)

       1,250  Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds,
                Series 2000B, 5.875%, 7/01/21 - MBIA Insured                              7/10 at 101.00        AAA       1,403,500
------------------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 0.5% (0.3% of Total Investments)

       2,000  Kent County Water Authority, Rhode Island, General Revenue Bonds, Series
                2002A, 5.000%, 7/15/23 - MBIA Insured                                     7/12 at 100.00        AAA       2,123,320

              Rhode Island Health and Educational Building Corporation, Revenue
                Refunding Bonds, Salve Regina University, Series 2002:
       1,260    5.250%, 3/15/17 - RAAI Insured                                            3/12 at 101.00         AA       1,349,284
       1,080    5.250%, 3/15/18 - RAAI Insured                                            3/12 at 101.00         AA       1,152,522
------------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 4.0% (2.7% of Total Investments)

       2,625  Medical University Hospital Authority, South Carolina, FHA-Insured
                Mortgage Revenue Bonds, Series 2004A, 5.250%, 2/15/25 - MBIA Insured      8/14 at 100.00        AAA       2,830,931

      22,855  Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds,
                Series 2004A-2, 0.000%, 1/01/31 - AMBAC Insured                             No Opt. Call        AAA       6,215,417

       6,925  South Carolina, General Obligation Bonds, Series 1999A, 4.000%, 10/01/14   10/09 at 101.00        AAA       7,075,619

      21,000  Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco
                Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22              5/11 at 101.00        BBB      21,342,300
------------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 1.6% (1.0% of Total Investments)

       2,260  Johnson City Health and Educational Facilities Board, Tennessee, Hospital
                Revenue Refunding and  Improvement Bonds, Johnson City Medical Center,
                Series 1998C, 5.125%, 7/01/25 (Pre-refunded to 7/01/23) - MBIA Insured    7/23 at 100.00        AAA       2,402,290

       1,700  Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds,
                Series 1999D, 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured   3/10 at 101.00        AAA       1,872,023

       6,000  Metropolitan Government of Nashville-Davidson County Health and
                Educational Facilities Board, Tennessee, Revenue Refunding and
                Improvement Bonds, Meharry Medical College, Series 1996, 6.000%,
                12/01/19 - AMBAC Insured                                                 12/17 at 100.00        AAA       7,201,740

       3,165  Tennessee Housing Development Agency, Homeownership Program Bonds, Series
                2000-1, 6.375%, 7/01/25 (Alternative Minimum Tax)                         7/10 at 101.00         AA       3,228,553
 -----------------------------------------------------------------------------------------------------------------------------------
              Texas - 6.2% (4.2% of Total Investments)

       3,740  Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding
                Bonds, Series 1999, 5.625%, 11/15/17 - AMBAC Insured                     11/09 at 100.00        AAA       4,097,507

       3,975  Bell County Health Facilities Development Corporation, Texas, Revenue
                Bonds, Scott and White Memorial Hospital and Scott, Sherwood and
                Brindley Foundation, Series 2000A, 6.125%, 8/15/23 - MBIA Insured         2/10 at 101.00        AAA       4,435,424

              Central Texas Regional Mobility Authority, Travis and
                Williamson Counties, Toll Road Revenue Bonds, Series 2005:
       4,000    5.000%, 1/01/35 - FGIC Insured                                            1/15 at 100.00        AAA       4,153,600
       1,500    5.000%, 1/01/45 - FGIC Insured                                            1/15 at 100.00        AAA       1,537,965

       5,690  Dallas-Ft. Worth International Airport Facility Improvement Corporation,
                Texas, Revenue Refunding Bonds, American Airlines Inc., Series 2000B,
                6.050%, 5/01/29 (Alternative Minimum Tax) (Mandatory  put 11/01/05)      11/05 at 100.00        CCC       5,627,182

           5  Ft. Worth Housing Finance Corporation, Texas, Home Mortgage Revenue
                Refunding Bonds, Series 1991A, 8.500%, 10/01/11                          10/05 at 100.00        Aa2           5,015

       1,000  Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 1998, 5.250%,
                2/15/15 (Pre-refunded to 2/15/08)                                         2/08 at 100.00      AA***       1,062,320

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

$      1,000  Harlingen Independent School District, Cameron County, Texas, Unlimited
                Tax School Building Bonds, Series 1999, 5.650%, 8/15/29                   8/09 at 100.00        AAA  $    1,080,420

       1,625  Harris County Health Facilities Development Corporation, Texas, Revenue
                Bonds, Christus Health, Series 1999A, 5.375%, 7/01/24 - MBIA Insured      7/09 at 101.00        AAA       1,741,236

       4,000  Houston Community College, Texas, Limited Tax General Obligation Bonds,
                Series 2003, 5.000%, 2/15/27 - AMBAC Insured                              2/13 at 100.00        AAA       4,161,760

       3,885  Houston Independent School District, Public Facility Corporation, Harris
                County, Texas, Lease Revenue Bonds, Cesar E. Chavez High School, Series
                1998A, 0.000%, 9/15/19 - AMBAC Insured                                      No Opt. Call        AAA       2,006,136

       1,690  Webb County, Laredo, Texas, Combination Tax and Sewer System, Revenue
                Certificates of Obligation, Series 1998A, 4.500%, 2/15/18 - MBIA
                Insured                                                                   2/08 at 100.00        AAA       1,703,182

              Leander Independent School District, Williamson and Travis Counties,
                Texas, Unlimited Tax School Building and Refunding Bonds, Series 1998:
       4,930    0.000%, 8/15/20                                                            8/06 at 46.47        AAA       2,154,657
       3,705    0.000%, 8/15/22                                                            8/06 at 41.33        AAA       1,438,466

         465  Lubbock Housing Finance Corporation, Texas, GNMA Mortgage-Backed
                Securities Program Single Family Mortgage Revenue Refunding Bonds,
                Series 1997A, 6.125%, 12/01/17                                            6/07 at 102.00        AAA         469,980

       3,480  Pearland, Texas, General Obligation Bonds, Series 2002, 5.000%, 3/01/27 -
                FGIC Insured                                                              3/12 at 100.00        AAA       3,606,115

       6,835  San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New
                Series 1998A, 4.500%, 2/01/21                                             2/09 at 100.00        Aa1       6,881,273

       6,000  Spring Branch Independent School District, Harris County, Texas, Limited
                Tax Schoolhouse and Refunding Bonds, Series 2001, 5.125%, 2/01/26         2/11 at 100.00        AAA       6,228,540

       4,000  Tarrant Regional Water District, Texas, Water Revenue Refunding and
                Improvement Bonds, Series 1999, 5.000%, 3/01/22 - FSA Insured             3/13 at 100.00        AAA       4,264,200

       1,740  Texas, General Obligation Bonds, Water Financial Assistance, State
                Participation Program, Series 1999C, 5.500%, 8/01/29 - MBIA Insured       8/09 at 100.00        AAA       1,860,043
------------------------------------------------------------------------------------------------------------------------------------
              Utah - 4.5% (3.0% of Total Investments)

       2,000  Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Special
                Obligation Crossover, Sixth Series 1996B, 6.000%, 7/01/16 - MBIA
                Insured                                                                   7/06 at 102.00        AAA       2,109,400

      10,000  Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds,
                Series 1997B, 5.750%, 7/01/19 - MBIA Insured                              7/07 at 102.00        AAA      10,740,200

              Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
                Series 1997:
      12,885    5.250%, 8/15/21 - MBIA Insured                                            8/07 at 101.00        AAA      13,546,774
       3,900    5.250%, 8/15/26 - MBIA Insured                                            8/07 at 101.00        AAA       4,014,855

       4,070  Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1,
                5.300%, 7/01/18 (Alternative Minimum Tax)                                 1/12 at 100.00        AA-       4,195,722

          30  Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000B,
                6.250%, 7/01/22 (Alternative Minimum Tax)                                 1/10 at 100.00         AA          30,137

       2,330  Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1,
                6.050%, 7/01/14 (Alternative Minimum Tax)                                 7/10 at 100.00        AA-       2,407,636

       2,710  Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1,
                Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)                      7/10 at 100.00        Aa1       2,818,698

         685  Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1,
                Class II, 6.150%, 1/01/27 (Alternative Minimum Tax)                       7/10 at 100.00         AA         688,322

       1,035  Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2,
                5.650%, 7/01/27 (Alternative Minimum Tax)                                 7/11 at 100.00         AA       1,068,223

         870  Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1,
                5.750%, 7/01/19 (Alternative Minimum Tax)                                 1/11 at 100.00        Aa2         909,977
------------------------------------------------------------------------------------------------------------------------------------
              Vermont - 0.3% (0.2% of Total Investments)

       3,000  Vermont Housing Finance Agency, Single Family Housing Bonds, Series
                1994-5, 7.000%, 11/01/27 (Alternative Minimum Tax)                        5/05 at 102.00        Aa3       3,028,620

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Virgin Islands - 0.8% (0.6% of Total Investments)

$      2,500  Virgin Islands Public Finance Authority, Refinery Revenue Bonds, Hovensa
                LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)               1/14 at 100.00        BBB  $    2,743,675

       4,700  Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
                Series 2003, 5.000%, 10/01/33 - RAAI Insured                             10/14 at 100.00         AA       4,915,448
------------------------------------------------------------------------------------------------------------------------------------
              Washington - 4.3% (2.9% of Total Investments)

      12,235  Chelan County Public Utility District 1, Washington, Columbia River-Rock
                Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A,
                0.000%, 6/01/26 - MBIA Insured                                              No Opt. Call        AAA       4,295,097

       3,100  Cowlitz County Public Utilities District 1, Washington, Electric
                Production Revenue Bonds, Series 2004, 5.000%, 9/01/28 - FGIC Insured     9/14 at 100.00        AAA       3,242,228

       5,000  Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear
                Project 1, Series 2003A, 5.500%, 7/01/16                                  7/13 at 100.00        Aaa       5,545,700

       1,815  Grant County Public Utility District 2, Washington, Revenue Bonds, Master
                Lease Program, Wanapum Hydroelectric Development, Series 1997A, 5.625%,
                1/01/26 (Pre-refunded to 1/01/06) - MBIA Insured                          1/06 at 102.00        AAA       1,886,511

       2,295  King County School District 414, Lake Washington, Washington, General
                Obligation Bonds, Series 2000, 5.375%, 12/01/16 (Pre-refunded to
                12/01/10)                                                                12/10 at 100.00     Aa1***       2,550,388

      12,000  Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2001D,
                5.250%, 1/01/26                                                           1/11 at 100.00        Aa1      12,558,480

       5,000  Washington State Housing Finance Commission, Non-Profit Housing Revenue
                Bonds, Kline Galland Center, Series 1999, 6.000%, 7/01/29 - RAAI
                Insured                                                                   7/09 at 101.00         AA       5,471,250

       4,500  Washington State Healthcare Facilities Authority, Revenue Bonds,
                Providence Services, Series 1999, 5.375%, 12/01/19 - MBIA Insured        12/09 at 101.00        AAA       4,872,735
------------------------------------------------------------------------------------------------------------------------------------
              West Virginia - 0.5% (0.5% of Total Investments)

       5,000  Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian
                Power Company, Series 2003L, 5.500%, 10/01/22                            10/11 at 100.00        BBB       5,128,750
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 2.1% (1.4% of Total Investments)

      11,620  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Marshfield Clinic, Series 1999, 6.250%, 2/15/29 - RAAI Insured            2/10 at 101.00         AA      12,912,841

       7,490  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Millennium Housing Foundation Inc., Series 1998, 6.100%, 1/01/28          7/08 at 103.00        N/R       6,989,513
------------------------------------------------------------------------------------------------------------------------------------
$  1,473,200  Total Long-Term Investments (cost $1,305,224,053) - 148.4%                                              1,406,407,524
============------------------------------------------------------------------------------------------------------------------------
              Short-Term Investments - 0.3% (0.2% of Total Investments)

       2,100  Chester County Industrial Development Authority, Pennsylvania, Secured
                Revenue Bonds, Archdiocese of Philadelphia, Variable Rate Demand
                Obligations, Series 2001, 3.080%, 7/01/31+                                                   VMIG-1       2,100,000

         985  Palm Beach County Health Facilities Authority, Florida, Variable Revenue
                Bonds, Bethesda Healthcare System, Series 2001, 3.050%, 12/01/31+                            VMIG-1         985,000
------------------------------------------------------------------------------------------------------------------------------------
$      3,085  Total Short-Term Investments (cost $3,085,000)                                                              3,085,000
============------------------------------------------------------------------------------------------------------------------------
              Total Investments (cost $1,308,309,053) -148.7%                                                         1,409,492,524
              ----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.8%                                                                       17,606,604
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (50.5)%                                                         (479,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $  948,099,128
              ======================================================================================================================


            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

              * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

            N/R   Investment is not rated.

           (WI)   Security  purchased on a when-issued  basis.

              +   Security  has a  maturity  of  more  than  one  year,  but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

Nuveen Municipal Advantage Fund, Inc. (NMA)

      Portfolio of
            Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Alabama - 3.2% (2.1% of Total Investments)

$     10,000  Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants,
                Series 1999A, 5.375%, 2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured    2/09 at 101.00        AAA  $   10,934,800

       5,075  Lauderdale County and Florence Healthcare Authority, Alabama, Revenue
                Bonds, Coffee Health Group, Series 1999A, 5.250%, 7/01/24 - MBIA
                Insured                                                                   7/09 at 101.00        AAA       5,421,876

       5,155  Phenix City Industrial Development Board, Alabama, Environmental
                Improvement Revenue Bonds, MeadWestvaco Corporation, Series 2002A,
                6.350%, 5/15/35 (Alternative Minimum Tax)                                 5/12 at 100.00        BBB       5,575,545
------------------------------------------------------------------------------------------------------------------------------------
              Alaska - 0.4% (0.2% of Total Investments)

              Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series
                2005A:
       1,125    5.250%, 12/01/34 - FGIC Insured                                          12/14 at 100.00        AAA       1,205,933
       1,280    5.250%, 12/01/41 - FGIC Insured                                          12/14 at 100.00        AAA       1,353,024
------------------------------------------------------------------------------------------------------------------------------------
              Arizona - 0.7% (0.5% of Total Investments)

       5,000  Maricopa County Pollution Control Corporation, Arizona, Remarketed
                Revenue Refunding Bonds, Public Service Company of New Mexico, Series
                1992A, 5.750%, 11/01/22                                                   5/06 at 101.00        BBB       5,120,000
------------------------------------------------------------------------------------------------------------------------------------
              California - 9.8% (6.6% of Total Investments)

       2,500  Alameda Corridor Transportation Authority, California, Subordinate Lien
                Revenue Bonds, Series 2004A, 0.000%, 10/01/25 - AMBAC Insured            10/17 at 100.00        AAA       1,831,600

       3,000  California Health Facilities Financing Authority, Health Facility Revenue
                Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33        3/13 at 100.00          A       3,027,900

       3,550  California Department of Water Resources, Power Supply Revenue Bonds,
                Series 2002A, 5.375%, 5/01/22                                             5/12 at 101.00         A2       3,864,601

       7,500  California State Public Works Board, Lease Revenue Bonds, Department of
                Mental Health, Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29     4/14 at 100.00         A-       7,826,325

       9,955  Capistrano Unified School District, Orange County, California, Special
                Tax Bonds, Community Facilities District, Series 2005, 0.000%, 9/01/31
                - FGIC Insured                                                              No Opt. Call        AAA       2,662,664

       7,535  Contra Costa County, California, GNMA Mortgage-Backed Securities Program
                Home Mortgage Revenue Bonds, Series 1989, 7.750%, 5/01/22 (Alternative
                Minimum Tax)                                                                No Opt. Call        AAA      10,140,226

       6,925  East Bay Municipal Utility District, Alameda and Contra Costa Counties,
                California, Subordinated Water System Revenue Refunding Bonds, Series
                1996, 4.750%, 6/01/21 - FGIC Insured                                      6/06 at 100.00        AAA       6,965,234

       3,360  Folsom Cordova Unified School District, Sacramento County, California,
                General Obligation Bonds, School Facilities Improvement District 2,
                Series 2002A, 0.000%, 7/01/27 - MBIA Insured                                No Opt. Call        AAA       1,124,088

       1,275  Madera Unified School District, Madera County, California, General
                Obligation Bonds, Series 2002, 5.250%, 8/01/23 - FSA Insured              8/12 at 100.00        AAA       1,385,300

              North Orange County Community College District, California, General
                Obligation Bonds, Series 2003B:
       7,735    0.000%, 8/01/25 - FGIC Insured                                              No Opt. Call        AAA       2,889,951
       4,000    0.000%, 8/01/26 - FGIC Insured                                              No Opt. Call        AAA       1,408,880

       5,000  Palmdale Community Redevelopment Agency, California, Residential Mortgage
                Revenue Refunding Bonds, Series 1991B, 7.375%, 2/01/12                      No Opt. Call        AAA       6,037,950

       5,000  Palmdale Community Redevelopment Agency, California, Single Family
                Restructured Mortgage Revenue Bonds, Series 1986A, 8.000%, 3/01/16
                (Alternative Minimum Tax)                                                   No Opt. Call        AAA       6,821,600

       9,315  Perris, California, GNMA Mortgage-Backed Securities Program Single Family
                Mortgage Revenue Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative
                Minimum Tax)                                                                No Opt. Call        AAA      11,767,453
------------------------------------------------------------------------------------------------------------------------------------
              Colorado - 3.8% (2.5% of Total Investments)

       8,350  Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser
                Permanente System, Series 1994A, 5.350%, 11/01/16                         7/06 at 102.00        AAA       8,720,406

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Colorado (continued)

$      2,650  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
                1997B, 0.000%, 9/01/16 - MBIA Insured                                       No Opt. Call        AAA  $    1,614,195

       1,000  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
                2000A, 5.750%, 9/01/35 - MBIA Insured                                     9/10 at 102.00        AAA       1,120,060

      10,000  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
                2000B, 0.000%, 9/01/32 - MBIA Insured                                       No Opt. Call        AAA       2,541,400

       4,125  Municipal Subdistrict Northern Colorado Water District, Revenue Bonds,
                Series 1997G, 5.250%, 12/01/15 - AMBAC Insured                           12/07 at 101.00        AAA       4,384,091

              Platte River Power Authority, Colorado, Power Revenue Refunding Bonds,
                Series 2002EE:
       2,000    5.375%, 6/01/17                                                           6/12 at 100.00        AA-       2,206,480
       5,000    5.375%, 6/01/18                                                           6/12 at 100.00        AA-       5,509,650
------------------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 0.7% (0.4% of Total Investments)

       1,825  District of Columbia Housing Finance Agency, GNMA Collateralized Single
                Family Mortgage Revenue Bonds, Series 1988F-1, 6.375%, 6/01/26
                (Alternative Minimum Tax)                                                 6/05 at 103.00        AAA       1,881,539

       2,640  District of Columbia Housing Finance Agency, GNMA/FNMA Single Family
                Mortgage Revenue Bonds, Series 1997B, 5.900%, 12/01/28 (Alternative
                Minimum Tax)                                                              6/07 at 102.00        AAA       2,677,963
------------------------------------------------------------------------------------------------------------------------------------
              Florida - 2.1% (1.4% of Total Investments)

       2,770  Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford
                Point Apartments, Series 2000O-1, 5.850%, 12/01/31 (Alternative Minimum
                Tax) - FSA Insured                                                       12/10 at 100.00        AAA       2,902,268

       1,075  Orange County, Florida, Tourist Development Tax Revenue Bonds, Series
                2000, 5.250%, 10/01/16 (Pre-refunded to 10/01/09) - AMBAC Insured        10/09 at 100.00        AAA       1,172,814

      10,130  Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System -
                St. Mary's Hospital, Series 1993, 5.125%, 12/01/23 - MBIA Insured         6/05 at 100.50        AAA      10,276,075
------------------------------------------------------------------------------------------------------------------------------------
              Georgia - 0.6% (0.4% of Total Investments)

       4,000  Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%,
                10/01/39 - FSA Insured                                                   10/14 at 100.00        AAA       4,290,120
------------------------------------------------------------------------------------------------------------------------------------
              Hawaii - 0.6% (0.4% of Total Investments)

       1,520  Hawaii Housing Finance and Development Corporation, Single Family Mortgage
                Purchase Revenue Bonds, Series 1997A, 5.750%, 7/01/30 (Alternative
                Minimum Tax)                                                              7/07 at 102.00        AAA       1,527,174

       2,215  Hawaii Housing and Community Development Corporation, GNMA Collateralized
                Multifamily Housing Revenue Bonds, Sunset Villas, Series 2000, 5.700%,
                7/20/31                                                                   7/10 at 102.00        AAA       2,335,873
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 14.3% (9.5% of Total Investments)

       5,865  Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
                Program, Series 2000A, 6.500%, 1/01/35 (Pre-refunded to 7/01/10) - FGIC
                Insured                                                                   7/10 at 101.00        AAA       6,853,252

       4,000  Chicago Board of Education, Illinois, Unlimited Tax General Obligation
                Bonds, Dedicated Tax Revenues, Series 1997, 5.750%, 12/01/20 (Pre-
                refunded to 12/01/07) - AMBAC Insured                                    12/07 at 102.00        AAA       4,356,280

      12,500  Chicago Board of Education, Illinois, Unlimited Tax General Obligation
                Bonds, Dedicated Tax Revenues, Series 1997A, 5.250%, 12/01/27 - AMBAC
                Insured                                                                  12/07 at 102.00        AAA      13,253,500

       5,000  Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International
                Airport, United Air Lines Inc. Project, Series 2001A, 6.375%, 11/01/35
                (Alternative Minimum Tax) (Mandatory put 5/01/13) #                         No Opt. Call        N/R       2,068,800

       5,000  Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds,
                O'Hare International Airport, Series 2001A, 5.375%, 1/01/32
                (Alternative Minimum Tax) - AMBAC Insured                                 1/11 at 101.00        AAA       5,235,950

       5,000  Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds,
                Series 1997, 5.250%, 1/01/28 (Pre-refunded to 1/01/08) - AMBAC Insured    1/08 at 102.00        AAA       5,391,750

      10,115  Illinois Health Facilities Authority, Revenue Refunding Bonds, Rush-
                Presbyterian-St. Luke's Medical Center Obligated Group, Series 1996A,
                6.250%, 11/15/20 - MBIA Insured                                          11/06 at 102.00        AAA      10,805,349

       6,165  Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln
                Health Center, Series 1996B, 5.750%, 2/15/22                              2/07 at 102.00          A       6,386,015

       3,935  Illinois Health Facilities Authority, Revenue Bonds, Victory Health
                Services, Series 1997A, 5.375%, 8/15/16                                   8/07 at 101.00       Baa2       3,842,960

       6,000  Illinois Health Facilities Authority, Revenue Bonds, Condell Medical
                Center, Series 2002, 5.750%, 5/15/22                                      5/12 at 100.00       Baa2       6,280,560

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Illinois (continued)

              Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
                McCormick Place Expansion Project, Series 1999A:
$     13,455    5.500%, 12/15/24 - FGIC Insured                                          12/09 at 101.00        AAA  $   14,715,599
      10,430    5.250%, 12/15/28 - FGIC Insured                                          12/09 at 101.00        AAA      11,143,308

       4,600  Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and
                Will Counties, Illinois, General Obligation Bonds, Series 1990A,
                7.200%, 11/01/20 - AMBAC Insured                                            No Opt. Call        AAA       5,908,976

       1,940  University of Illinois, Auxiliary Facilities Systems Revenue Bonds,
                Series 2003A, 5.000%, 4/01/23 - AMBAC Insured                             4/13 at 100.00        AAA       2,061,075
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 3.5% (2.4% of Total Investments)

       5,205  Indiana Health Facility Financing Authority, Hospital Revenue Bonds,
                Clarian Health Obligated Group, Series 2000A, 5.500%, 2/15/30 - MBIA
                Insured                                                                   8/10 at 101.50        AAA       5,686,515

       9,000  Indiana Health Facility Financing Authority, Hospital Revenue Refunding
                and Improvement Bonds, Community Hospitals of Indiana, Series 1995,
                5.700%, 5/15/22 - MBIA Insured                                            5/06 at 102.00        AAA       9,406,170

       6,075  LaGrange County Jail Building Corporation, Indiana, First Mortgage Jail
                Bonds, Series 1998, 5.400%, 10/01/21                                     10/09 at 101.00         A3       6,394,363

       2,725  St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison
                Center Inc., Series 1999, 5.450%, 2/15/12                                 2/09 at 102.00        BBB       2,816,669
------------------------------------------------------------------------------------------------------------------------------------
              Iowa - 0.7% (0.4% of Total Investments)

         945  Iowa Finance Authority, GNMA/FNMA Mortgage-Backed Securities Program
                Single Family Mortgage Bonds, Series 1995C, 6.450%, 1/01/24               7/05 at 102.00        AAA         965,062

       3,500  Marshalltown, Iowa, Pollution Control Revenue Refunding Bonds, Iowa
                Electric Light and Power Company Project, Series 1993, 5.500%, 11/01/23
                - MBIA Insured                                                            5/05 at 101.00        AAA       3,541,790
------------------------------------------------------------------------------------------------------------------------------------
              Kansas - 1.8% (1.2% of Total Investments)

       5,000  Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City
                Power and Light Company Project, Series 1998A, 4.750%, 9/01/15
                (Mandatory put 10/01/07)                                                    No Opt. Call         A3       5,139,250

       4,935  Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A,
                5.000%, 3/01/22                                                           3/14 at 100.00        AA+       5,282,079

       1,750  Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric
                Company, Series 2004, 5.300%, 6/01/31 - MBIA Insured                      6/14 at 100.00        AAA       1,882,213
------------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 1.6% (1.1% of Total Investments)

       5,500  Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
                Sewer and Drainage System Revenue Bonds, Series 1997A, 5.250%, 5/15/27
                - MBIA Insured                                                            5/07 at 101.00        AAA       5,749,700

       4,950  Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
                Sewer and Drainage System Revenue Bonds, Series 1997B, 5.200%, 5/15/25
                - MBIA Insured                                                           11/07 at 101.00        AAA       5,199,134
------------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 7.5% (5.0% of Total Investments)

      13,500  De Soto Parish, Louisiana, Pollution Control Revenue Refunding Bonds,
                Cleco Utility Group Inc. Project, Series 1999, 5.875%, 9/01/29 - AMBAC
                Insured                                                                   9/09 at 102.00        AAA      15,023,475

       6,650  Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General
                Hospital, Series 2004, 5.250%, 7/01/33 - MBIA Insured                     7/14 at 100.00        AAA       7,077,595

       9,395  Louisiana Public Facilities Authority, Extended Care Facilities Revenue
                Bonds, Comm-Care Corporation Project, Series 1994, 11.000%, 2/01/14         No Opt. Call        BBB      11,875,186

              Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement
                Asset-Backed Bonds, Series 2001B:
       6,000    5.500%, 5/15/30                                                           5/11 at 101.00        BBB       5,931,480
      11,750    5.875%, 5/15/39                                                           5/11 at 101.00        BBB      11,698,183
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 1.1% (0.7% of Total Investments)

       1,750  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
                UMass Memorial Healthcare, Series 1998A, 5.000%, 7/01/28 - AMBAC Insured  1/09 at 101.00        AAA       1,806,665

       4,985  Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds,
                Series 77, 5.950%, 6/01/25 (Alternative Minimum Tax) - FSA Insured       12/09 at 100.00        AAA       5,010,274

         475  Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds,
                Series 79, 5.950%, 12/01/27 (Alternative Minimum Tax) (Pre-refunded to
                6/01/05) - FSA Insured                                                    6/05 at 100.00        AAA         497,216

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Michigan - 1.5% (1.0% of Total Investments)

$      3,275  Michigan State Hospital Finance Authority, Revenue Refunding Bonds,
                Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18     8/05 at 100.00        Ba3  $    3,278,013

              Michigan State Hospital Finance Authority, Hospital Revenue Bonds,
                Detroit Medical Center Obligated Group, Series 1998A:
       4,995    5.250%, 8/15/23                                                           8/08 at 101.00        Ba3       4,464,531
       3,000    5.250%, 8/15/28                                                           8/08 at 101.00        Ba3       2,640,840
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 2.0% (1.3% of Total Investments)

       5,000  Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
                Subordinate Airport Revenue Bonds, Series 2001C, 5.250%, 1/01/32 - FGIC
                Insured                                                                   1/11 at 100.00        AAA       5,310,200

       5,455  Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 2000C, 5.550%, 7/01/24 (Alternative Minimum Tax)                   7/09 at 100.00        AA+       5,474,038

       2,770  Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 2000J, 5.400%, 1/01/23 (Alternative Minimum Tax)                   1/10 at 100.00        AA+       2,820,192
------------------------------------------------------------------------------------------------------------------------------------
              Mississippi - 0.7% (0.4% of Total Investments)

       2,060  Coahoma-Clarksdale Housing Development Corporation, Mississippi, FHA-
                Insured Section 8 Assisted Multifamily Mortgage Revenue Refunding Bonds,
                Gooden Estates and McLaurin Arms, Series 1990A, 8.000%, 8/01/24           8/05 at 100.00        AAA       2,064,120

       2,560  Coahoma-Clarksdale Housing Development Corporation, Mississippi, FHA-
                Insured Section 8 Assisted Multifamily Mortgage Revenue Refunding Bonds,
                Gooden Estates and McLaurin Arms, Series 1990B, 8.000%, 8/01/24           8/05 at 100.00        AAA       2,565,120
------------------------------------------------------------------------------------------------------------------------------------
              Missouri - 0.3% (0.2% of Total Investments)

       1,500  Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass
                Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension
                Project, Series 2002B, 5.000%, 10/01/32 - FSA Insured                    10/13 at 100.00        AAA       1,570,575

         330  Missouri Housing Development Commission, Single Family Mortgage Revenue
                Bonds, Homeownership Loan Program, Series 2000A-1, 7.500%, 3/01/31
                (Alternative Minimum Tax)                                                 9/09 at 102.00        AAA         347,563
------------------------------------------------------------------------------------------------------------------------------------
              Montana - 1.6% (1.1% of Total Investments)

       3,985  Montana Board of Housing, Single Family Program Bonds, Series 1995B,
                6.400%, 12/01/27 (Alternative Minimum Tax)                               12/05 at 102.00        AA+       4,045,572

       6,920  Montana Board of Housing, Single Family Mortgage Bonds, Series 1997A,
                6.050%, 12/01/37                                                          6/07 at 101.50        AA+       7,174,102
------------------------------------------------------------------------------------------------------------------------------------
              Nevada - 3.8% (2.5% of Total Investments)

       7,310  Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series
                2000, 5.500%, 7/01/19                                                     7/10 at 100.00         AA       8,019,362

       7,500  Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series
                1999A, 6.000%, 7/01/29 (Pre-refunded to 7/01/10) - MBIA Insured           7/10 at 101.00        AAA       8,578,200

       7,910  Director of Nevada State Department of Business and Industry, Revenue
                Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 5.375%,
                1/01/40 - AMBAC Insured                                                   1/10 at 100.00        AAA       8,386,182

         910  Nevada Housing Division, Single Family Mortgage Bonds, Senior Series
                1997C-2, 5.750%, 4/01/29 (Alternative Minimum Tax)                        4/07 at 102.00        Aaa         933,178
------------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 3.0% (2.0% of Total Investments)

              Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
                Asset-Backed Bonds, Series 2002:
      15,880    5.750%, 6/01/32                                                           6/12 at 100.00        BBB      15,868,249
       5,000    6.125%, 6/01/42                                                           6/12 at 100.00        BBB       5,035,050
------------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 1.1% (0.8% of Total Investments)

       7,500  Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public
                Service Company of New Mexico - San Juan Project, Series 1997B, 5.800%,
                4/01/22                                                                   4/06 at 101.00        BBB       7,793,550
------------------------------------------------------------------------------------------------------------------------------------
              New York - 16.6% (11.0% of Total Investments)

       7,000  Metropolitan Transportation Authority, New York, State Service Contract
                Refunding Bonds, Series 2002A, 5.125%, 1/01/29                            7/12 at 100.00        AA-       7,306,670

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              New York (continued)

              Nassau County, New York, General Obligation Improvement Bonds, Series
                2000F:
$      3,980    7.000%, 3/01/11 (Pre-refunded to 3/01/10) - FSA Insured                   3/10 at 100.00        AAA  $    4,648,521
       4,070    7.000%, 3/01/12 (Pre-refunded to 3/01/10) - FSA Insured                   3/10 at 100.00        AAA       4,753,638
       3,925    7.000%, 3/01/15 (Pre-refunded to 3/01/10) - FSA Insured                   3/10 at 100.00        AAA       4,584,282

      10,000  New York City, New York, General Obligation Bonds, Fiscal Series 1997G,
                6.000%, 10/15/26 (Pre-refunded to 10/15/07)                              10/07 at 101.00        Aaa      10,840,400

       7,435  New York City, New York, General Obligation Bonds, Fiscal Series 2000A,
                5.750%, 5/15/20                                                           5/10 at 101.00      A1***       8,446,011

       9,850  New York City Municipal Water Finance Authority, New York, Water and
                Sewerage System Revenue Bonds, Fiscal Series 2000A, 5.750%, 6/15/31
                (Pre-refunded to 6/15/09) - FGIC Insured                                  6/09 at 101.00        AAA      11,009,542

       5,000  New York City Municipal Water Finance Authority, New York, Water and
                Sewerage System Revenue Bonds, Fiscal Series 1997B, 5.750%, 6/15/29
                (Pre-refunded to 6/15/07) - FGIC Insured                                  6/07 at 101.00        AAA       5,346,250

      10,000  New York City Municipal Water Finance Authority, New York, Water and
                Sewerage System Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 -
                FSA Insured                                                              12/14 at 100.00        AAA      10,501,500

      10,000  New York City Transitional Finance Authority, New York, Future Tax
                Secured Bonds, Fiscal Series 2000B, 6.000%, 11/15/29 (Pre-refunded to
                5/15/10)                                                                  5/10 at 101.00        AAA      11,476,000

       4,975  New York City Industrial Development Agency, New York, Special Facilities
                Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32
                (Alternative Minimum Tax)                                                12/08 at 102.00        Ba2       4,218,750

       3,000  New York City Industrial Development Agency, New York, Special Facilities
                Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32
                (Alternative Minimum Tax)                                                12/12 at 101.00        Ba2       3,152,370

       3,655  Dormitory Authority of the State of New York, Revenue Bonds, State
                University Educational Facilities, Series 1997, 5.125%, 5/15/27 (Pre-
                refunded to 5/15/08)                                                      5/08 at 101.00     AA-***       3,932,086

              Dormitory Authority of the State of New York, Revenue Bonds, Mental
                Health Services Facilities Improvements, Series 1997B:
       2,965    5.625%, 2/15/21 (Pre-refunded to 2/15/07)                                 2/07 at 102.00     AA-***       3,163,892
       4,395    5.625%, 2/15/21                                                           2/07 at 102.00        AA-       4,649,910

       9,495  New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series
                94, 5.800%, 10/01/20 (Alternative Minimum Tax)                            4/10 at 100.00        Aa1       9,987,601

       5,000  New York State Urban Development Corporation, Service Contract Revenue
                Bonds, Correctional Facilities, Series 1999C, 6.000%, 1/01/29 (Pre-
                refunded to 1/01/09) - AMBAC Insured                                      1/09 at 101.00        AAA       5,578,200
------------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 3.2% (2.1% of Total Investments)

       8,245  North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998
                Trust Agreement, Series 7A, 6.250%, 1/01/29 (Alternative Minimum Tax)     7/09 at 100.00         AA       8,629,712

       5,735  North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998
                Trust Agreement, Series 8A, 5.950%, 1/01/27 (Alternative Minimum Tax)     1/10 at 100.00         AA       5,924,599

       5,925  North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998
                Trust Agreement, Series 9A, 5.875%, 7/01/31 (Alternative Minimum Tax)     1/10 at 100.00         AA       6,169,466

       1,285  North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998
                Trust Agreement, Series 10A, 5.400%, 7/01/32 (Alternative Minimum Tax)
                - AMBAC Insured                                                           7/10 at 100.00        AAA       1,316,714
------------------------------------------------------------------------------------------------------------------------------------
              North Dakota - 0.4% (0.3% of Total Investments)

       2,965  North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds,
                Series 1998B, 5.500%, 7/01/29 (Alternative Minimum Tax) - MBIA Insured    7/08 at 102.00        Aaa       3,051,341
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 4.5% (3.0% of Total Investments)

       5,000  Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
                Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.375%,
                11/15/18                                                                 11/09 at 101.00       Baa1       5,138,600

       6,000  Cuyahoga County, Ohio, Hospital Revenue Bonds, University Hospitals
                Health System, Series 1999, 5.500%, 1/15/30 - AMBAC Insured               7/09 at 101.00        AAA       6,456,480

              Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
                Medical Center, Series 1999:
       7,840    6.750%, 4/01/18                                                           4/10 at 101.00         A2       8,696,755
       5,000    6.750%, 4/01/22                                                           4/10 at 101.00         A2       5,544,550

       2,130  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program
                Residential Mortgage Revenue Bonds, Series 2000D, 5.450%, 9/01/31
                (Alternative Minimum Tax)                                                 8/10 at 100.00        Aaa       2,186,701

       2,650  Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%,
                5/01/22                                                                   5/13 at 100.00        AA+       2,845,968

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 2.2% (1.4% of Total Investments)

              Oklahoma State Industries Authority, Health System Revenue Bonds,
                Integris Baptist Medical Center, Series 1999A:
$      2,110    5.750%, 8/15/29 (Pre-refunded to 8/15/09) - MBIA Insured                  8/09 at 101.00        AAA  $    2,358,811
       2,890    5.750%, 8/15/29 - MBIA Insured                                            8/09 at 101.00        AAA       3,153,770

      10,000  Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,
                American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Alternative
                Minimum Tax) (Mandatory put 12/01/08)                                    12/08 at 100.00         B-       9,363,000
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 1.3% (0.9% of Total Investments)

       2,225  Carbon County Industrial Development Authority, Pennsylvania, Resource
                Recovery Revenue Refunding Bonds, Panther Creek Partners Project,
                Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)                      No Opt. Call       BBB-       2,413,747

       2,600  Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A,
                5.500%, 12/01/31 - AMBAC Insured                                         12/14 at 100.00        AAA       2,888,938

       3,240  Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds,
                Capital Projects and Equipment Acquisition Program, Series 1999,
                6.150%, 12/01/29 - AMBAC Insured                                            No Opt. Call        AAA       3,461,292
------------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 1.4% (0.9% of Total Investments)

       4,000  Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 -
                MBIA Insured                                                              7/10 at 100.00        AAA       4,439,680

       5,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR,
                5.000%, 7/01/26 - XLCA Insured                                            7/15 at 100.00        AAA       5,338,750
------------------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 1.9% (1.3% of Total Investments)

      12,250  Rhode Island Health and Educational Building Corporation, Hospital
                Financing Revenue Bonds, Lifespan Obligated Group, Series 1996, 5.500%,
                5/15/16 - MBIA Insured                                                    5/07 at 102.00        AAA      13,033,510
------------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 4.6% (3.1% of Total Investments)

      10,000  Greenville County School District, South Carolina, Installment Purchase
                Revenue Bonds, Series 2002, 6.000%, 12/01/20 (Pre-refunded to 12/01/12)  12/12 at 101.00     AA-***      11,812,200

       2,500  Lexington County Health Service District, South Carolina, Hospital
                Revenue Refunding and Improvement Bonds, Series 2003, 5.750%, 11/01/28   11/13 at 100.00          A       2,677,400

       3,000  Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue
                Bonds, Series 2004A, 5.000%, 6/01/36 - FGIC Insured                       6/14 at 100.00        AAA       3,132,840

       1,220  Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds,
                Series 2004A-2, 0.000%, 1/01/23 - FGIC Insured                              No Opt. Call        AAA         522,172

              South Carolina Public Service Authority, Revenue Refunding Bonds, Santee
                Cooper Electric System, Series 2003A:
       3,560    5.000%, 1/01/20 - AMBAC Insured                                           7/13 at 100.00        AAA       3,830,062
       2,125    5.000%, 1/01/21 - AMBAC Insured                                           7/13 at 100.00        AAA       2,283,738

       7,500  Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco
                Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28              5/11 at 101.00        BBB       7,713,525
------------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 5.1% (3.4% of Total Investments)

       6,000  Knox County Health, Educational and Housing Facilities Board, Tennessee,
                Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc.,
                Series 2002, 6.500%, 4/15/31                                              4/12 at 101.00       Baa3       6,226,680

      20,415  Knox County Health, Educational and Housing Facilities Board, Tennessee,
                Hospital Revenue Refunding Bonds, Covenant Health, Series 2002A, 0.000%,
                1/01/18 - FSA Insured                                                      1/13 at 75.87        AAA      10,869,150

       1,750  Metropolitan Government of Nashville-Davidson County, Tennessee, Electric
                System Revenue Bonds, Series 2001A, 5.125%, 5/15/26                       5/11 at 100.00         AA       1,833,493

      14,385  Metropolitan Government of Nashville-Davidson County Health and
                Educational Facilities Board, Tennessee, Revenue Bonds, Ascension
                Health Credit Group, Series 1999A, 5.875%, 11/15/28 (Pre-refunded to
                11/15/09) - AMBAC Insured                                                11/09 at 101.00        AAA      16,189,742
------------------------------------------------------------------------------------------------------------------------------------
              Texas - 18.3% (12.2% of Total Investments)

      11,810  Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds,
                TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Alternative
                Minimum Tax) (Mandatory put 11/01/11) (a)                                   No Opt. Call        BBB      12,825,778

       6,000  Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting
                and Power Company, Series 1998, 5.050%, 11/01/18 (Alternative Minimum
                Tax) - AMBAC Insured                                                        No Opt. Call        AAA       6,531,300

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

$     10,000  Central Texas Regional Mobility Authority, Travis and Williamson Counties,
                Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45 - FGIC Insured      1/15 at 100.00        AAA  $   10,253,100

       8,400  Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds,
                Valero Energy Corporation, Series 1999, 5.700%, 4/01/32 (Alternative
                Minimum Tax)                                                              4/09 at 101.00       BBB-       8,551,368

      10,000  Harris County Health Facilities Development Corporation, Texas, Special
                Facilities Revenue Bonds, Texas Medical Center Project, Series 1996,
                5.900%, 5/15/16 - MBIA Insured                                            5/06 at 102.00        AAA      10,483,400

       5,000  Harris County Health Facilities Development Corporation, Texas, Thermal
                Utility Revenue Bonds, TECO Project, Series 2003, 5.000%, 11/15/30 -
                MBIA Insured                                                             11/13 at 100.00        AAA       5,200,800

      13,110  Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series
                2000B, 5.500%, 7/01/30 - FSA Insured                                      7/10 at 100.00        AAA      14,140,446

       5,000  Houston Community College, Texas, Limited Tax General Obligation Bonds,
                Series 2003, 5.000%, 2/15/28 - AMBAC Insured                              2/13 at 100.00        AAA       5,198,850

              Houston, Texas, Water Conveyance System Contract, Certificates of
                Participation, Series 1993A-J:
       5,490    6.800%, 12/15/10 - AMBAC Insured                                            No Opt. Call        AAA       6,415,504
       2,000    6.800%, 12/15/11 - AMBAC Insured                                            No Opt. Call        AAA       2,374,800

       9,345  Leander Independent School District, Williamson and Travis Counties,
                Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/34 (WI,
                settling 5/10/05) - FGIC Insured                                           8/15 at 35.34        AAA       1,902,455

      16,305  Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant
                Energy Inc., Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)      5/09 at 101.00       BBB-      16,555,282

       3,425  Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds,
                TXU Electric Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put
                11/01/11)                                                                   No Opt. Call        BBB       3,697,801

       4,700  Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue
                Refunding Bonds, Series 2002A, 6.000%, 10/01/21                          10/12 at 100.00       Baa2       5,065,190

       4,000  Texas, General Obligation Bonds, Water Financial Assistance, State
                Participation Program, Series 1999C, 5.500%, 8/01/35                      8/09 at 100.00        Aa1       4,279,240

       6,840  Travis County Health Facilities Development Corporation, Texas, Revenue
                Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/24
                (Pre-refunded to 11/15/09) - AMBAC Insured                               11/09 at 101.00        AAA       7,674,959

       2,500  Trinity River Authority of Texas, Pollution Control Revenue Refunding
                Bonds, TXU Electric Company, Series 2001A, 5.000%, 5/01/27 (Alternative
                Minimum Tax) (Mandatory put 11/01/06)                                       No Opt. Call       Baa2       2,576,600

         245  Wood Glen Housing Finance Corporation, Texas, FHA-Insured Section 8
                Assisted Mortgage Revenue Bonds, Copperwood I Project, Series 1990A,
                7.625%, 1/01/10 - MBIA Insured                                            7/05 at 100.00        AAA         245,872

              Wood Glen Housing Finance Corporation, Texas, FHA-Insured Section 8
                Assisted Mortgage Revenue Refunding Bonds, Copperwood II Project,
                Series 1990C:
          20    7.625%, 1/01/10 - MBIA Insured                                            7/05 at 100.00        AAA          20,052
       1,250    7.650%, 7/01/23 - MBIA Insured                                            7/05 at 100.00        AAA       1,254,013
------------------------------------------------------------------------------------------------------------------------------------
              Utah - 0.3% (0.2% of Total Investments)

       2,200  Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds,
                Series 1997B, 5.750%, 7/01/19 - MBIA Insured                              7/07 at 102.00        AAA       2,362,844
------------------------------------------------------------------------------------------------------------------------------------
              Virginia - 0.9% (0.7% of Total Investments)

       6,380  Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds,
                Richmond International Airport, Series 1995A, 5.625%, 7/01/20 (Pre-
                refunded to 7/01/05) - AMBAC Insured                                      7/05 at 102.00        AAA       6,533,184
------------------------------------------------------------------------------------------------------------------------------------
              Washington - 14.3% (9.6% of Total Investments)

       8,810  Chelan County Public Utility District 1, Washington, Hydro Consolidated
                System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 (Alternative
                Minimum Tax) - MBIA Insured                                               7/11 at 101.00        AAA       9,446,699

      10,730  Chelan County Public Utility District 1, Washington, Hydro Consolidated
                System Revenue Refunding Bonds, Series 2001C, 5.650%, 7/01/32
                (Alternative Minimum Tax) - MBIA Insured                                  7/11 at 101.00        AAA      11,557,068

       5,665  Chelan County Public Utility District 1, Washington, Hydro Consolidated
                System Revenue Bonds, Series 2002B, 5.250%, 7/01/37 (Alternative
                Minimum Tax) - AMBAC Insured                                              7/12 at 100.00        AAA       5,893,753

      10,730  Pierce County School District 320, Sumner, Washington, Unlimited Tax
                General Obligation Bonds, Series 2000, 6.250%, 12/01/17 (Pre-refunded
                to 12/01/10) - FSA Insured                                               12/10 at 100.00        Aaa      12,401,198

      10,550  Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series
                2000B, 5.750%, 12/01/25 (Alternative Minimum Tax)                        12/10 at 100.00        AA+      11,452,342

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Washington (continued)

$      5,315  Port of Seattle, Washington, Revenue Bonds, Series 2000B, 6.000%, 2/01/10
                (Alternative Minimum Tax) - MBIA Insured                                    No Opt. Call        AAA  $    5,888,701

      19,475  Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18,
                Series 1999A, 6.000%, 9/01/29 - MBIA Insured                              3/10 at 101.00        AAA      21,659,706

       5,000  Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18,
                Series 1999B, 6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured    3/10 at 101.00        AAA       5,519,900

       5,000  Washington State Healthcare Facilities Authority, Revenue Bonds,
                Providence Services, Series 1999, 5.375%, 12/01/19 - MBIA Insured        12/09 at 101.00        AAA       5,414,150

       8,750  Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear
                Project 3, Series 1998A, 5.125%, 7/01/18                                  7/08 at 102.00        Aaa       9,188,988
------------------------------------------------------------------------------------------------------------------------------------
              West Virginia - 0.7% (0.6% of Total Investments)

       5,000  Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian
                Power Company, Series 2003L, 5.500%, 10/01/22                            10/11 at 100.00        BBB       5,128,750
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 7.7% (5.2% of Total Investments)

       7,750  Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco
                Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27               6/12 at 100.00        BBB       7,923,519

       2,250  Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%,
                11/01/29 - FSA Insured                                                   11/14 at 100.00        Aaa       2,366,438

       5,000  Madison, Wisconsin, Industrial Development Revenue Refunding Bonds,
                Madison Gas and Electric Company Projects, Series 2002A, 5.875%,
                10/01/34 (Alternative Minimum Tax)                                        4/12 at 100.00        AA-       5,420,000

       3,000  Southeast Wisconsin Professional Baseball Park District, Sales Tax
                Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/19 - MBIA Insured      No Opt. Call        AAA       3,492,720

       2,580  Wisconsin Housing and Economic Development Authority, Home Ownership
                Revenue Bonds, Series 2000B, 5.750%, 3/01/22 (Alternative Minimum Tax)    3/10 at 100.00         AA       2,617,018

              Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Aurora Medical Group Inc., Series 1996:
      10,000    5.600%, 11/15/16 - FSA Insured                                            5/06 at 102.00        AAA      10,444,800
      20,000    5.750%, 11/15/25 - FSA Insured                                            5/06 at 102.00        AAA      20,899,000
------------------------------------------------------------------------------------------------------------------------------------
$  1,009,455  Total Long-Term Investments (cost $952,183,067) - 149.8%                                                1,030,136,685
============------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.2%                                                                       15,759,798
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (52.0)%                                                         (358,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $  687,896,483
              ======================================================================================================================


            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

              * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

            N/R   Investment is not rated.

              # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

           (WI)   Security purchased on a when-issued basis.

            (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Nuveen Municipal Market Opportunity Fund, Inc. (NMO)

      Portfolio of
            Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Alaska - 0.4% (0.2% of Total Investments)

              Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series
                2005A:
$      1,125    5.250%, 12/01/34 - FGIC Insured                                          12/14 at 100.00        AAA  $    1,205,933
       1,275    5.250%, 12/01/41 - FGIC Insured                                          12/14 at 100.00        AAA       1,347,739
------------------------------------------------------------------------------------------------------------------------------------
              Arizona - 0.5% (0.3% of Total Investments)

       3,000  Arizona State Transportation Board, Highway Revenue Bonds, Series 2001,
                5.250%, 7/01/20                                                           7/11 at 100.00        AAA       3,250,890

         335  Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single
                Family Mortgage Revenue Bonds, Series 1997A, 7.100%, 11/01/29
                (Alternative Minimum Tax)                                                 5/07 at 105.85        AAA         339,204
------------------------------------------------------------------------------------------------------------------------------------
              Arkansas - 1.8% (1.2% of Total Investments)

       5,000  Arkansas Development Finance Authority, Hospital Revenue Bonds,
                Washington Regional Medical Center, Series 2000, 7.000%, 2/01/15          2/10 at 100.00        BBB       5,554,650

       3,480  Cabot School District 4, Lonoke County, Arkansas, General Obligation
                Refunding Bonds, Series 2003, 5.000%, 2/01/27 - AMBAC Insured             8/08 at 100.00        Aaa       3,615,198

       2,865  University of Arkansas, Fayetteville, Various Facilities Revenue Bonds,    12/12 at 100.00        Aaa       3,266,845
                Series 2002, 5.500%, 12/01/20 (Pre-refunded to 12/01/12) -
                FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
              California - 5.6% (3.7% of Total Investments)

       3,225  California Health Facilities Financing Authority, Health Facility Revenue
                Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33        3/13 at 100.00          A       3,254,993

       1,000  California Department of Water Resources, Power Supply Revenue Bonds,
                Series 2002A, 5.750%, 5/01/17                                             5/12 at 101.00         A2       1,122,370

      10,445  Castaic Lake Water Agency, California, Revenue Certificates of
                Participation, Water System Improvement Project, Series 1999, 0.000%,
                8/01/29 - AMBAC Insured                                                     No Opt. Call        AAA       3,130,367

       5,000  Golden State Tobacco Securitization Corporation, California, Enhanced
                Tobacco Settlement Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 -
                AMBAC Insured                                                             6/13 at 100.00        AAA       5,114,950

              Los Angeles Department of Water and Power, California, Electric Plant
                Revenue Bonds, Second Series 1993:
       5,510    4.750%, 10/15/20 (Pre-refunded to 10/15/17)                              10/17 at 100.00        Aaa       5,546,091
         490    4.750%, 10/15/20                                                         10/05 at 100.00     AA-***         493,210

         995  Los Angeles Department of Water and Power, California, Electric Plant
                Revenue Bonds, Series 1994, 5.375%, 2/15/34                               8/05 at 101.00     AA-***       1,009,099

              Orange County, California, Recovery Certificates of Participation, Series
                1996A:
      13,100    5.875%, 7/01/19 - MBIA Insured                                            7/06 at 102.00        AAA      13,818,273
         690    6.000%, 7/01/26 - MBIA Insured                                            7/06 at 102.00        AAA         726,549

       5,000  San Joaquin Hills Transportation Corridor Agency, Orange County,
                California, Toll Road Revenue Refunding Bonds, Series 1997A, 5.650%,
                1/15/17 - MBIA Insured                                                    1/14 at 102.00        AAA       5,014,450
------------------------------------------------------------------------------------------------------------------------------------
              Colorado - 5.0% (3.3% of Total Investments)

       3,000  Broomfield, Colorado, Master Facilities Lease Purchase Agreement,
                Certificates of Participation, Series 1999, 5.750%, 12/01/24 - AMBAC
                Insured                                                                  12/09 at 100.00        AAA       3,290,430

       6,285  Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement
                Bonds, Series 2002A, 5.500%, 12/01/22 - AMBAC Insured                    12/12 at 100.00        Aaa       6,965,980

      11,465  Denver City and County, Colorado, Airport System Revenue Refunding Bonds,
                Series 2000A, 6.000%, 11/15/18 (Alternative Minimum Tax) - AMBAC
                Insured                                                                  11/10 at 100.00        AAA      12,705,972

      20,000  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
                2000B, 0.000%, 9/01/28 (Pre-refunded to 9/01/10) - MBIA Insured            9/10 at 31.42        AAA       5,207,600

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Colorado (continued)

              E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
                2004B:
$      3,500    0.000%, 9/01/27 - MBIA Insured                                             9/20 at 67.94        AAA  $    1,078,665
      13,300    0.000%, 9/01/31 - MBIA Insured                                             9/20 at 53.77        AAA       3,196,389
       6,250    0.000%, 9/01/32 - MBIA Insured                                             9/20 at 50.83        AAA       1,417,563
       8,000    0.000%, 3/01/36 - MBIA Insured                                              No Opt. Call        AAA       1,487,040
------------------------------------------------------------------------------------------------------------------------------------
              Georgia - 5.9% (3.9% of Total Investments)

      15,000  Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A,
                5.600%, 1/01/30 (Pre-refunded to 1/01/10) - FGIC Insured                  1/10 at 101.00        AAA      16,773,000

      14,330  Fulton County Facilities Corporation, Georgia, Certificates of
                Participation, Public Purpose Project, Series 1999, 5.500%, 11/01/18 -
                AMBAC Insured                                                            11/10 at 101.00        AAA      15,881,366

       8,000  Georgia, General Obligation Bonds, Series 1995C, 7.250%, 7/01/08              No Opt. Call        AAA       9,037,120
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 10.6% (7.0% of Total Investments)

       6,500  Chicago, Illinois, Gas Supply Revenue Refunding Bonds, Peoples Gas Light
                and Coke Company Project, Series 1995A, 6.100%, 6/01/25 (Pre-refunded
                to 6/02/05)                                                               6/05 at 102.00        Aa2       6,651,060

       5,250  Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%,
                1/01/28 - MBIA Insured                                                    1/09 at 101.00        AAA       5,402,880

       2,300  Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993,
                5.375%, 1/01/14 - AMBAC Insured                                             No Opt. Call        AAA       2,575,310

       4,000  Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%,
                1/01/33 - AMBAC Insured                                                   7/13 at 100.00        AAA       4,150,480

       5,210  Illinois Housing Development Authority, Section 8 Elderly Housing Revenue
                Bonds, Garden House of River Oaks West Development, Series 1992A,
                6.875%, 1/01/20                                                           7/05 at 100.00         A-       5,215,887

      38,645  Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000,
                5.500%, 4/01/25 - MBIA Insured                                            4/10 at 100.00        AAA      41,657,764

       1,975  Lake County Community High School District 127, Grayslake, Illinois,
                General Obligation Bonds, Series 2002A, 9.000%, 2/01/13 - FGIC Insured      No Opt. Call        AAA       2,688,528

              Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
                McCormick Place Expansion Project, Series 2002A:
       3,250    0.000%, 6/15/25 - MBIA Insured                                            6/22 at 101.00        AAA       1,949,513
       2,270    5.000%, 12/15/28 - MBIA Insured                                           6/12 at 101.00        AAA       2,369,040
      11,000    0.000%, 12/15/38 - MBIA Insured                                             No Opt. Call        AAA       2,096,930
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 1.2% (0.8% of Total Investments)

       4,695  Indiana Educational Facilities Authority, Revenue Bonds, Butler
                University, Series 2001, 5.500%, 2/01/26 - MBIA Insured                   2/11 at 100.00        AAA       5,091,211

      13,949  Indianapolis, Indiana, Special Facility Revenue Bonds, United Air Lines
                Inc., Indianapolis Maintenance Center Project, Series 1995A, 6.500%,
                11/15/31 (Alternative Minimum Tax)#                                      11/05 at 102.00        N/R       1,309,572

       2,000  Petersburg, Indiana, Pollution Control Revenue Refunding Bonds,
                Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21        8/11 at 102.00       Baa2       2,094,600
------------------------------------------------------------------------------------------------------------------------------------
              Iowa - 0.6% (0.4% of Total Investments)

       4,215  Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, IPSCO Project,
                Series 1997, 6.000%, 6/01/27 (Alternative Minimum Tax) (Mandatory put
                6/01/07)                                                                    No Opt. Call        N/R       4,342,040
------------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 1.6% (1.1% of Total Investments)

              Jefferson County School District Finance Corporation, Kentucky, School
                Building Revenue Bonds, Series 2000A:
       3,045    5.250%, 7/01/17 - FSA Insured                                             1/10 at 101.00        AAA       3,306,139
       7,490    5.250%, 7/01/20 - FSA Insured                                             1/10 at 101.00        AAA       8,059,989
------------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 1.6% (1.1% of Total Investments)

       7,415  Louisiana Local Government Environmental Facilities and Community
                Development Authority, Revenue Bonds, Baton Rouge Community College
                Facilities Corporation, Series 2002, 5.000%, 12/01/32 - MBIA Insured     12/12 at 100.00        AAA       7,705,890

       3,350  Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General
                Hospital, Series 2004, 5.250%, 7/01/33 - MBIA Insured                     7/14 at 100.00        AAA       3,565,405

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Maryland - 1.6% (1.0% of Total Investments)

              Frederick County, Maryland, General Obligation Public Facilities Bonds,
                Series 2002:
$      3,710    5.000%, 11/01/18                                                         11/12 at 101.00         AA  $    4,051,988
       3,890    5.000%, 11/01/19                                                         11/12 at 101.00         AA       4,245,390

       2,500  Maryland Department of Transportation, County Transportation Revenue
                Bonds, Series 2002, 5.500%, 2/01/16                                         No Opt. Call         AA       2,887,750
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 3.4% (2.2% of Total Investments)

              Massachusetts Bay Transportation Authority, Assessment Bonds, Series
                2000A:
       4,150    5.250%, 7/01/30 (Pre-refunded to 7/01/10)                                 7/10 at 100.00        AAA       4,572,138
       1,100    5.250%, 7/01/30                                                           7/10 at 100.00        AAA       1,176,329

      10,000  Massachusetts Water Resources Authority, General Revenue Bonds, Series
                2000A, 5.750%, 8/01/39 (Pre-refunded to 8/01/10) - FGIC Insured           8/10 at 101.00        AAA      11,349,200

       6,195  University of Massachusetts Building Authority, Facilities Revenue Bonds,
                Senior Series 2000A, 5.125%, 11/01/25 - MBIA Insured                     11/10 at 100.00        AAA       6,583,488
------------------------------------------------------------------------------------------------------------------------------------
              Michigan - 0.3% (0.2% of Total Investments)

       2,090  Grand Rapids Building Authority, Kent County, Michigan, Limited Tax
                General Obligation Bonds, Series 2000, 5.375%, 8/01/17 - AMBAC Insured    8/10 at 100.00        AAA       2,285,122
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 7.9% (5.2% of Total Investments)

      13,675  Minnesota, General Obligation Bonds, Series 2000, 5.125%, 11/01/16         11/10 at 100.00        AAA      14,868,281

       3,335  Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds,
                Series 1998H-2, 6.050%, 7/01/31 (Alternative Minimum Tax)                 1/11 at 101.00        AA+       3,437,485

      30,000  Minnesota Agricultural and Economic Development Board, Healthcare System
                Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A,
                6.375%, 11/15/29                                                         11/10 at 101.00          A      32,867,700

       3,310  St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax
                Revenue Refunding Bonds, Civic Center Project, Series 1996, 7.100%,
                11/01/23 - FSA Insured                                                   11/15 at 103.00        AAA       4,179,835
------------------------------------------------------------------------------------------------------------------------------------
              Mississippi - 1.1% (0.7% of Total Investments)

       5,900  Mississippi Business Finance Corporation, Pollution Control Revenue
                Refunding Bonds, System Energy Resources Inc. Project, Series 1998,
                5.875%, 4/01/22                                                          10/05 at 100.00       BBB-       5,974,045

       1,520  Mississippi Home Corporation, GNMA Mortgage-Backed Securities Program
                Single Family Mortgage Revenue Bonds, Series 1997D-5, 6.750%, 7/01/29
                (Alternative Minimum Tax)                                                 7/07 at 105.00        Aaa       1,544,107
------------------------------------------------------------------------------------------------------------------------------------
              Missouri - 0.3% (0.2% of Total Investments)

       7,000  Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue
                Bonds, Series 2004B-1, 0.000%, 4/15/27 - AMBAC Insured                      No Opt. Call        AAA       2,366,350
------------------------------------------------------------------------------------------------------------------------------------
              Nevada - 5.3% (3.5% of Total Investments)

       9,555  Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada
                Water Authority Loan, Series 2001, 5.300%, 6/01/20 - FGIC Insured         6/11 at 100.00        AAA      10,348,829

              Director of Nevada State Department of Business and Industry, Revenue
                Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
       8,500    0.000%, 1/01/26 - AMBAC Insured                                             No Opt. Call        AAA       3,035,860
       5,315    0.000%, 1/01/27 - AMBAC Insured                                             No Opt. Call        AAA       1,795,035
      21,000    5.375%, 1/01/40 - AMBAC Insured                                           1/10 at 100.00        AAA      22,264,200
------------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 3.8% (2.5% of Total Investments)

         400  Camden County Pollution Control Financing Authority, New Jersey, Solid
                Waste Disposal and Resource Recovery System Revenue Bonds, Series
                1991D, 7.250%, 12/01/10                                                   6/05 at 100.00         B2         399,968

      18,000  New Jersey Transportation Trust Fund Authority, Transportation System
                Bonds, Series 2000B, 5.750%, 6/15/17 (Pre-refunded to 6/15/10)            6/10 at 100.00        AAA      20,248,380

       5,000  New Jersey Turnpike Authority, Revenue Bonds, Growth and Income
                Securities, Series 2004B, 0.000%, 1/01/35 - AMBAC Insured                 1/17 at 100.00        AAA       3,173,900

       3,165  Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
                Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42                          6/12 at 100.00        BBB       3,187,187

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 1.8% (1.2% of Total Investments)

$      5,925  New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
                Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21           8/11 at 101.00        Aa3  $    6,368,131

       5,675  University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.250%,
                6/01/12                                                                     No Opt. Call         AA       6,493,449
------------------------------------------------------------------------------------------------------------------------------------
              New York - 21.2% (13.9% of Total Investments)

       5,000  Long Island Power Authority, New York, Electric System General Revenue
                Bonds, Series 1998A, 5.250%, 12/01/26 - MBIA Insured                      6/08 at 101.00        AAA       5,306,400

       6,750  Nassau County Tobacco Settlement Corporation, New York, Tobacco
                Settlement Asset-Backed Bonds, Series 1999A, 6.400%, 7/15/33              7/09 at 101.00       BBB-       7,033,703

              New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
       1,000    5.000%, 8/01/17                                                           8/12 at 100.00         A1       1,054,320
      10,500    5.750%, 8/01/18                                                           8/12 at 100.00         A1      11,698,995

       5,000  New York City, New York, General Obligation Bonds, Fiscal Series 2003A,
                5.750%, 8/01/16                                                           8/12 at 100.00         A1       5,570,950

              New York City, New York, General Obligation Bonds, Fiscal Series 1997H:
       1,510    6.125%, 8/01/25 (Pre-refunded to 8/01/07)                                 8/07 at 101.00      A1***       1,631,661
       8,490    6.125%, 8/01/25                                                           8/07 at 101.00         A1       9,080,734

              New York City, New York, General Obligation Bonds, Fiscal Series 1996I:
      21,530    5.875%, 3/15/18 (Pre-refunded to 3/15/06)                                 3/06 at 101.50      A1***      22,451,269
         185    5.875%, 3/15/18                                                           3/06 at 101.50         A1         191,851

      17,870  New York City Transitional Finance Authority, New York, Future Tax
                Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24 (Pre-refunded to
                8/15/09)                                                                  8/09 at 101.00        AAA      20,031,019

              Dormitory Authority of the State of New York, Improvement Revenue Bonds,
                Mental Health Services Facilities, Series 1997A:
      19,290    5.750%, 2/15/27 (Pre-refunded to 2/15/07)                                 2/07 at 102.00     AA-***      20,625,833
         465    5.750%, 2/15/27 (Pre-refunded to 2/15/07)                                 2/07 at 102.00     AA-***         497,201
         245    5.750%, 2/15/28                                                           2/07 at 102.00        AA-         260,582

       4,500  New York State Energy Research and Development Authority, Gas Facilities
                Revenue Bonds, Brooklyn Union Gas Company, Series 1989C, 5.600%,
                6/01/25 (Alternative Minimum Tax) - MBIA Insured                          7/05 at 101.00        AAA       4,576,095

       4,785  New York State Medical Care Facilities Finance Agency, Secured Mortgage
                Revenue Bonds, Brookdale Family Care Centers Inc., Series 1995A,
                6.375%, 11/15/19                                                         11/05 at 102.00        Aa1       4,961,519

       7,805  New York State Power Authority, General Revenue Bonds, Series 2002A,
                5.000%, 11/15/21                                                         11/12 at 100.00        Aa2       8,335,038

      10,000  Port Authority of New York and New Jersey, Special Project Bonds, JFK
                International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22
                (Alternative Minimum Tax) - MBIA Insured                                 12/07 at 102.00        AAA      10,777,500

       5,400  New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed Bonds,
                Series 2003A-1, 5.500%, 6/01/16                                           6/10 at 100.00        AA-       5,890,050

       8,000  TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1,
                6.250%, 7/15/34                                                           7/09 at 101.00        BBB       8,315,520
------------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 1.2% (0.8% of Total Investments)

       7,500  North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds,
                Series 2003A, 5.250%, 1/01/19 - MBIA Insured                              1/13 at 100.00        AAA       8,175,750
------------------------------------------------------------------------------------------------------------------------------------
              North Dakota - 4.3% (2.8% of Total Investments)

      22,905  Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated
                Group, Series 2000A, 5.625%, 6/01/31 - FSA Insured                        6/10 at 101.00        AAA      25,066,545

              North Dakota Water Commission, Water Development and Management Program
                Bonds, Series 2000A:
       2,230    5.700%, 8/01/18 (Pre-refunded to 8/01/10) - MBIA Insured                  8/10 at 100.00        AAA       2,505,851
       2,450    5.750%, 8/01/19 (Pre-refunded to 8/01/10) - MBIA Insured                  8/10 at 100.00        AAA       2,758,970
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 2.6% (1.7% of Total Investments)

      16,140  Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
                Medical Center, Series 1999, 6.300%, 4/01/12                                No Opt. Call         A2      18,302,114

------------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 0.0% (0.0% of Total Investments)

         300  Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,
                American Airlines Inc., Series 2000B, 6.000%, 6/01/35 (Alternative
                Minimum Tax) (Mandatory put 12/01/08)                                     6/09 at 100.00         B-         287,946

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Oregon - 2.4% (1.6% of Total Investments)

$      5,000  Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%,
                7/01/22 - MBIA Insured Portland, Oregon, Water System Revenue Bonds,
                Series 2000A:                                                             1/13 at 100.00        AAA  $    5,471,350
       6,780    5.375%, 8/01/18                                                           8/10 at 100.00        Aa1       7,409,591
       3,880    5.500%, 8/01/20                                                           8/10 at 100.00        Aa1       4,237,658
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 6.2% (4.1% of Total Investments)

       5,000  Delaware County Industrial Development Authority, Pennsylvania, Resource
                Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19           1/08 at 102.00        BBB       5,218,050

      15,000  Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
                Refunding Bonds, Series 1998B, 5.250%, 1/01/08 - AMBAC Insured              No Opt. Call        AAA      15,921,300

      15,050  Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%,
                9/15/14                                                                   9/11 at 101.00         AA      16,483,964

       5,000  Pennsylvania Higher Education Assistance Agency, Capital Acquisition
                Revenue Bonds, Series 2000, 5.875%, 12/15/30 (Pre-refunded to 12/15/10)
                - MBIA Insured                                                           12/10 at 100.00        AAA       5,686,400
------------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 2.9% (1.9% of Total Investments)

       7,900  Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed
                Refunding Bonds, Series 2002, 5.375%, 5/15/33                             5/12 at 100.00        BBB       7,964,227

      12,500  Puerto Rico Housing Finance Authority, Capital Fund Program Revenue
                Bonds, Series 2003, 4.500%, 12/01/23                                        No Opt. Call      AA***      12,616,625
------------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 6.4% (4.2% of Total Investments)

      24,730  Greenville County School District, South Carolina, Installment Purchase
                Revenue Bonds, Series 2002, 5.500%, 12/01/22                             12/12 at 101.00        AA-      26,996,999

      21,570  Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds,
                 Series 2004A-2, 0.000%, 1/01/30 - AMBAC Insured                            No Opt. Call        AAA       6,199,434

       1,405  Three Rivers Solid Waste Authority, South Carolina, Solid Waste Disposal
                Facilities Revenue Bonds, Series 1997, 5.300%, 1/01/27 - MBIA Insured     1/07 at 102.00        AAA       1,480,083

      10,000  Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco
                Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28              5/11 at 101.00        BBB      10,284,700
------------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 0.9% (0.6% of Total Investments)

       5,000  Knox County Health, Educational and Housing Facilities Board, Tennessee,
                Hospital Revenue Bonds, East Tennessee Children's Hospital, Series
                2003A, 5.000%, 7/01/23 - RAAI Insured                                     7/13 at 100.00         AA       5,186,400

       1,200  Metropolitan Government of Nashville-Davidson County Health and
                Educational Facilities Board, Tennessee, Revenue Refunding Bonds,
                Blakeford at Green Hills, Series 1998, 5.650%, 7/01/16                    7/05 at 100.00        N/R       1,199,940
------------------------------------------------------------------------------------------------------------------------------------
              Texas - 24.1% (15.8% of Total Investments)

       5,000  Alliance Airport Authority, Texas, Special Facilities Revenue Bonds,
                American Airlines Inc., Series 1990, 7.500%, 12/01/29 (Alternative
                Minimum Tax)                                                              6/05 at 100.00        CCC       3,923,900

      12,250  Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding
                Bonds, Series 1999, 5.800%, 11/15/29 - AMBAC Insured                     11/09 at 100.00        AAA      13,401,500

      11,255  Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds,
                TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Alternative
                Minimum Tax) (Mandatory put 11/01/11) (a)                                   No Opt. Call        BBB      12,223,043

              Brownsville Independent School District, Cameron County, Texas, General
                Obligation Bonds, Series 1999:
       5,015    5.625%, 8/15/25                                                           8/09 at 100.00        AAA       5,409,229
       8,825    5.625%, 8/15/29                                                           8/09 at 100.00        AAA       9,518,733

       1,000  Cedar Hill Independent School District, Dallas County, Texas, General
                Obligation Bonds, Series 2002, 0.000%, 8/15/32 - FGIC Insured               No Opt. Call        AAA         253,220

      10,000  Central Texas Regional Mobility Authority, Travis and Williamson
                Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45 - FGIC
                Insured                                                                   1/15 at 100.00        AAA      10,253,100

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

              Clear Creek Independent School District, Galveston and
                Harris Counties, Texas, Unlimited Tax Schoolhouse and
                Refunding Bonds, Series 2000:
$     16,740    5.400%, 2/15/18 (Pre-refunded to 2/15/10)                                 2/10 at 100.00        AAA  $   18,414,837
         585    5.400%, 2/15/18                                                           2/10 at 100.00        AAA         634,982
       9,660    5.650%, 2/15/19 (Pre-refunded to 2/15/10)                                 2/10 at 100.00        AAA      10,733,226
         340    5.650%, 2/15/19                                                           2/10 at 100.00        AAA         373,561
       6,645    5.700%, 2/15/20 (Pre-refunded to 2/15/10)                                 2/10 at 100.00        AAA       7,397,945
         235    5.700%, 2/15/20                                                           2/10 at 100.00        AAA         256,972
       7,750    5.700%, 2/15/21 (Pre-refunded to 2/15/10)                                 2/10 at 100.00        AAA       8,628,153
         270    5.700%, 2/15/21                                                           2/10 at 100.00        AAA         295,245

       6,000  Dallas-Ft. Worth International Airport Facility Improvement Corporation,
                Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%,
                5/01/35 (Alternative Minimum Tax)                                        11/09 at 101.00       Caa2       4,115,460

      11,750  Dallas-Ft. Worth International Airport Facility Improvement Corporation,
                Texas, Revenue Refunding Bonds, American Airlines Inc., Series 2000C,
                6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory  put 11/01/07)      11/07 at 100.00        CCC      10,876,975

      21,500  Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series
                2000B, 5.500%, 7/01/30 - FSA Insured                                      7/10 at 100.00        AAA      23,189,900

       1,250  Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding
                Bonds, Series 2001A, 5.000%, 12/01/20 - FSA Insured                      12/11 at 100.00        AAA       1,326,938

       9,350  Leander Independent School District, Williamson and Travis Counties,
                Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/32 (WI,
                settling 5/10/05) - FGIC Insured                                           8/15 at 39.49        AAA       2,129,463

      15,000  San Antonio Independent School District, Bexar County, Texas, General
                Obligation Bonds, Series 1999, 5.800%, 8/15/29 (Pre-refunded to
                8/15/09)                                                                  8/09 at 100.00        AAA      16,625,550

       4,150  Texas General Services Commission, Certificates of Participation, Series
                1992, 7.500%, 9/01/22                                                     9/05 at 100.00          A       4,214,034

       3,970  Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage
                System Revenue Bonds, Series 2001, 5.000%, 8/01/21 - AMBAC Insured        8/11 at 100.00        AAA       4,207,843
------------------------------------------------------------------------------------------------------------------------------------
              Washington - 18.3% (12.0% of Total Investments)

       5,500  Clark County Public Utility District 1, Washington, Generating System
                Revenue Refunding Bonds, Series 2000, 5.125%, 1/01/20 - FSA Insured       1/11 at 100.00        AAA       5,825,930

       2,755  Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds,
                CSOB Wastewater Treatment Facilities, Series 2002, 5.500%, 11/01/16 -
                FGIC Insured                                                                No Opt. Call        AAA       3,171,556

      10,000  Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear
                Project 3, Series 2001A, 5.500%, 7/01/17 - FSA Insured                    7/11 at 101.00        AAA      11,072,500

       2,500  King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%,
                1/01/23 - FGIC Insured                                                    1/12 at 100.00        AAA       2,641,550

      33,490  Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30
                - MBIA Insured                                                            8/10 at 100.00        AAA      36,524,864

       6,950  Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24
                (Alternative Minimum Tax) - MBIA Insured                                  8/10 at 100.00        AAA       7,488,625

              Seattle, Washington, General Obligation Refunding and Improvement Bonds,
                Series 2002:
       6,165    4.400%, 12/01/19                                                         12/12 at 100.00        AAA       6,280,779
       6,445    4.500%, 12/01/20                                                         12/12 at 100.00        AAA       6,579,829

       3,000  Spokane County School District 81, Spokane, Washington, General
                Obligation Bonds, Series 2005, 0.000%, 6/01/24 (WI, settling 5/02/05)
                - MBIA Insured                                                            6/15 at 100.00        AAA       2,560,680

              Tacoma, Washington, Electric System Revenue Refunding Bonds, Series
                2001A:
       6,630    5.750%, 1/01/17 - FSA Insured                                             1/11 at 101.00        AAA       7,427,390
       3,500    5.750%, 1/01/18 - FSA Insured                                             1/11 at 101.00        AAA       3,916,535

      12,530  Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-
                Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26                        6/13 at 100.00        BBB      13,184,066

       9,000  Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series
                2002C, 5.000%, 1/01/21 - FSA Insured                                      1/12 at 100.00        AAA       9,522,000

       7,890  Washington State Higher Education Facilities Authority, Revenue Bonds,
                Pacific Lutheran University, Series 1999, 5.950%, 11/01/29 - RAAI
                Insured                                                                  11/09 at 101.00         AA       8,652,647

       3,520  Washington State Healthcare Facilities Authority, Revenue Bonds,
                Children's Hospital and Regional Medical Center, Series 2001, 5.000%,
                10/01/21 - AMBAC Insured                                                 10/11 at 100.00        Aaa       3,676,957

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 0.8% (0.6% of Total Investments)

$      4,425  Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco
                Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27               6/12 at 100.00        BBB  $    4,524,070

       1,250  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                United Lutheran Program for the Aging Inc., Series 1998, 5.700%,
                3/01/28                                                                   3/08 at 101.00        N/R       1,128,025
------------------------------------------------------------------------------------------------------------------------------------
              Wyoming - 0.4% (0.3% of Total Investments)

       2,800  Jackson National Rural Utilities Cooperative Financing Corporation,
                Wyoming, Guaranteed Gas Supply Revenue Bonds, Lower Valley Power and
                Light Inc., Series 1997B, 5.875%, 5/01/26 (Alternative Minimum Tax)       5/07 at 101.00          A       2,904,272
------------------------------------------------------------------------------------------------------------------------------------
$  1,105,889  Total Long-Term Investments (cost $996,786,413) - 152.0%                                                1,068,018,542
============------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.1%                                                                       14,483,984
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (54.1)%                                                         (380,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $  702,502,526
              ======================================================================================================================

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

              * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

              # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

            N/R   Investment is not rated.

           (WI)   Security purchased on a when-issued basis.

            (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Nuveen Dividend Advantage Municipal Fund (NAD)

      Portfolio of
            Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Alabama - 0.3% (0.2% of Total Investments)

$      1,500  Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series
                2000, 5.750%, 12/01/20                                                    6/10 at 102.00         A-  $    1,563,195
------------------------------------------------------------------------------------------------------------------------------------
              Alaska - 0.1% (0.1% of Total Investments)

         750  Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series
                2005A, 5.250%, 12/01/34 - FGIC Insured                                   12/14 at 100.00        AAA         803,955
------------------------------------------------------------------------------------------------------------------------------------
              Arizona - 2.5% (1.7% of Total Investments)

      15,000  Maricopa County Pollution Control Corporation, Arizona, Remarketed
                Revenue Bonds, El Paso Electric Company, Series 1994A, 6.375%,
                7/01/14 (Mandatory put 8/01/05)                                             No Opt. Call       BBB-      15,130,350
------------------------------------------------------------------------------------------------------------------------------------
              California - 2.4% (1.7% of Total Investments)

       2,605  California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 -
                AMBAC Insured                                                            10/07 at 101.00        AAA       2,741,268

       2,475  Los Angeles Department of Water and Power, California, Power System
                Revenue Bonds, Series 2001A-3, 5.375%, 7/01/20                            7/06 at 100.00        AA-       2,519,129

       9,375  Sacramento County Sanitation District Financing Authority, California,
                Revenue Bonds, Series 2000A, 5.875%, 12/01/27                            12/05 at 101.00         AA       9,636,844
------------------------------------------------------------------------------------------------------------------------------------
              Colorado - 3.1% (2.1% of Total Investments)

      10,250  Denver City and County, Colorado, Airport System Revenue Bonds, Series
                1996D, 5.500%, 11/15/25 - MBIA Insured                                   11/06 at 101.00        AAA      10,673,838

       2,950  Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds,
                Convention Center Hotel, Series 2003A, 5.000%, 12/01/22 - XLCA Insured   12/13 at 100.00        AAA       3,114,433

       1,475  Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston
                Lofts Project, Series 1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)  10/07 at 102.00         BB       1,476,342

       3,205  Denver City and County, Colorado, Airport Special Facilities Revenue
                Bonds, Rental Car Projects, Series 1999A, 6.000%, 1/01/12 (Alternative
                Minimum Tax) - MBIA Insured                                               1/09 at 101.00        AAA       3,494,732
------------------------------------------------------------------------------------------------------------------------------------
              Connecticut - 0.4% (0.3% of Total Investments)

       2,700  Connecticut Development Authority, Health Facilities Revenue Refunding
                Bonds, Alzheimer's Resource Center of Connecticut Inc., Series 1994A,
                7.125%, 8/15/14                                                           8/05 at 101.00        N/R       2,701,728
------------------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 0.9% (0.6% of Total Investments)

       5,000  Washington Convention Center Authority, District of Columbia, Senior Lien
                Dedicated Tax Revenue Bonds, Series 1998, 5.250%, 10/01/13 - AMBAC
                Insured                                                                  10/08 at 101.00        AAA       5,360,150
------------------------------------------------------------------------------------------------------------------------------------
              Florida - 5.6% (3.8% of Total Investments)

       1,630  Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago Village
                Apartments, Series 1997F, 5.800%, 12/01/17 (Alternative Minimum Tax) -
                AMBAC Insured                                                            12/07 at 102.00        AAA       1,695,053

      14,350  JEA St. John's River Power Park System, Florida, Revenue Refunding Bonds,
                Issue 2, Series 2002-17, 5.250%, 10/01/13                                10/11 at 100.00        Aa2      15,795,763


      13,625  Martin County Industrial Development Authority, Florida, Industrial
                Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A,
                7.875%, 12/15/25 (Alternative Minimum Tax)                                6/05 at 102.00        BB+      13,867,798


       2,405  Venice, Florida, Revenue Bonds, Bon Secours System, Revenue Bonds, Series
                1996, 5.600%, 8/15/16 - MBIA Insured                                      8/06 at 102.00        AAA       2,530,445
------------------------------------------------------------------------------------------------------------------------------------
              Georgia - 1.4% (0.9% of Total Investments)

       4,000  Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds,
                Series 2000, 6.000%, 4/01/25 (Pre-refunded to 4/01/10)                    4/10 at 101.00      AA***       4,555,120

       3,500  Gainesville and Hall County Hospital Authority, Georgia, Revenue
                Anticipation Certificates, Northeast Georgia Health Services Inc.,
                Series 1999, 5.500%, 5/15/29 - MBIA Insured                               5/09 at 101.00        AAA       3,757,915

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Idaho - 0.3% (0.1% of Total Investments)

$        575  Idaho Housing and Finance Association, Single Family Mortgage Bonds,
                Series 1999E, 5.750%, 1/01/21 (Alternative Minimum Tax)                   7/09 at 101.00        Aa2  $      577,317

         655  Idaho Housing and Finance Association, Single Family Mortgage Bonds,
                Series 2000D, 6.350%, 7/01/22 (Alternative Minimum Tax)                   1/10 at 100.00        Aa2         692,866

         670  Idaho Housing and Finance Association, Single Family Mortgage Bonds,
                Series 2000E, 5.950%, 7/01/20 (Alternative Minimum Tax)                   7/10 at 100.00        Aaa         672,801
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 34.9% (23.9% of Total Investments)

       3,635  Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series
                1999, 5.750%, 12/01/12                                                   12/09 at 102.00       BBB+       3,836,961

      22,750  Chicago, Illinois, General Obligation Refunding Bonds, Emergency
                Telephone System, Series 1999, 5.500%, 1/01/23 - FGIC Insured               No Opt. Call        AAA      26,552,435

       7,250  Chicago Board of Education, Illinois, Unlimited Tax General Obligation
                Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 - FGIC
                Insured                                                                     No Opt. Call        AAA       8,538,978

       2,620  Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993,
                5.375%, 1/01/14 - AMBAC Insured                                             No Opt. Call        AAA       2,933,614

              Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer
                Court Apartments, Series 1999A:
         885    5.500%, 12/20/19 (Alternative Minimum Tax)                               10/10 at 101.00        AAA         926,383
       1,210    5.600%, 12/20/29 (Alternative Minimum Tax)                               10/10 at 101.00        AAA       1,248,841
       1,925    5.650%, 12/20/40 (Alternative Minimum Tax)                               10/10 at 101.00        AAA       1,979,535

              Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995:
       3,795    5.125%, 1/01/25 (Pre-refunded to 1/01/06) - FGIC Insured                  1/06 at 102.00        AAA       3,932,000
       1,145    5.125%, 1/01/25 - FGIC Insured                                            1/06 at 102.00        AAA       1,180,506

       5,100  Chicago, Illinois, Water Revenue Bonds, Series 1997, 5.250%, 11/01/27
                (Pre-refunded to 11/01/07) - FGIC Insured                                11/07 at 102.00        AAA       5,482,806

       1,000  DuPage County Community School District 200, Wheaton, Illinois, General
                Obligation Bonds, Series 2003B, 5.250%, 11/01/20 - FSA Insured           11/13 at 100.00        Aaa       1,099,960

      24,835  Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home
                of Lake Forest, Series 1999, 5.625%, 9/01/31 - FSA Insured                9/07 at 102.00        AAA      26,500,187

       3,935  Illinois Development Finance Authority, Local Government Program Revenue
                Bonds, Lake County School District 116 - Round Lake, Series 1999,
                0.000%, 1/01/15 - MBIA Insured                                              No Opt. Call        Aaa       2,602,609

       5,570  Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
                2004A, 5.000%, 7/01/34                                                    7/14 at 100.00        Aa1       5,796,198

       5,400  Illinois Health Facilities Authority, Revenue Bonds, Loyola University
                Health System, Series 1997A, 5.000%, 7/01/24 - MBIA Insured               7/07 at 101.00        AAA       5,612,166

       5,490  Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln
                Health Center, Series 1996B, 5.500%, 2/15/16                              2/07 at 102.00          A       5,694,557

      17,280  Illinois Health Facilities Authority, Converted Adjustable Rate Revenue
                Bonds, Highland Park Hospital, Series 1991A, 6.000%, 10/01/15
                (Pre-refunded to 10/01/07) - FGIC Insured                                10/07 at 102.00        AAA      18,826,906

       9,920  Illinois Health Facilities Authority, Remarketed Revenue Bonds,
                University of Chicago Project, Series 1985A, 5.500%, 8/01/20              8/11 at 103.00        Aa1      10,888,787

       7,245  Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor
                Community Hospital, Series 1991, 7.375%, 1/01/23                          7/05 at 100.00        BB+       7,247,174

       5,000  Kane, McHenry, Cook and DeKalb Counties Community Unit School District
                300, Carpentersville, Illinois, General Obligation Bonds, Series 2000,
                5.500%, 12/01/19 - MBIA Insured                                          12/11 at 100.00        AAA       5,545,850

              Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding
                Bonds, McCormick Place Expansion Project, Series 1996A:
       9,750    0.000%, 12/15/22 - MBIA Insured                                             No Opt. Call        AAA       4,269,330
      13,000    0.000%, 12/15/23 - MBIA Insured                                             No Opt. Call        AAA       5,372,900
      20,500  Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
                McCormick Place Expansion Project, Series 1999A, 5.500%, 12/15/24 -
                FGIC Insured                                                             12/09 at 101.00        AAA      22,420,645

              Regional Transportation Authority, Cook, DuPage, Kane,
                Lake, McHenry and Will Counties, Illinois, General
                Obligation Bonds, Series 1999:
      22,650    5.750%, 6/01/19 - FSA Insured                                               No Opt. Call        AAA      26,927,226
       3,500    5.750%, 6/01/23 - FSA Insured                                               No Opt. Call        AAA       4,204,865

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Illinois (continued)

$      1,300  Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%,
                 12/01/34 - FGIC Insured                                                 12/14 at 100.00        AAA  $    1,398,800

       4,500  Will County School District 122, New Lenox, Illinois, General Obligation
                Bonds, Series 2000B, 0.000%, 11/01/18 - FSA Insured                         No Opt. Call        Aaa       2,441,205
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 3.8% (2.6% of Total Investments)

       8,000  Indiana Health Facility Financing Authority, Hospital Revenue Bonds,
                Clarian Health Obligated Group, Series 2000A, 5.500%, 2/15/26 - MBIA
                Insured                                                                   8/10 at 101.50        AAA       8,740,080

       8,755  Indiana Health Facility Financing Authority, Hospital Revenue Bonds,
                Charity Obligated Group, Series 1999D, 5.500%, 11/15/24 (Pre-refunded
                to 11/15/09) - MBIA Insured                                              11/09 at 101.00        AAA       9,711,309

       4,190  Indianapolis, Indiana, Economic Development Revenue Bonds, Park Tudor
                Foundation Inc., Project, Series 1999, 5.700%, 6/01/24                    6/09 at 101.00        Aa3       4,479,571
------------------------------------------------------------------------------------------------------------------------------------
              Iowa - 1.8% (1.3% of Total Investments)

      11,095  Iowa Higher Education Loan Authority, Private College Facility Revenue
                Bonds, Waldorf College, Series 1999, 7.375%, 10/01/19                    10/10 at 102.00        N/R      11,166,230
------------------------------------------------------------------------------------------------------------------------------------
              Kansas - 0.6% (0.4% of Total Investments)

       3,825  Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 1999,
                4.000%, 10/01/18 - FGIC Insured                                          10/06 at 101.00        AAA       3,818,995
------------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 1.6% (1.1% of Total Investments)

       3,030  Hardin County School District Finance Corporation, Kentucky, School
                Building Revenue Bonds, Series 2000, 5.750%, 2/01/20                      2/10 at 101.00        Aa3       3,344,787

              Kentucky Economic Development Finance Authority, Hospital System Revenue
                Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc.,
                Series 1997:
       1,850    5.850%, 10/01/17                                                          4/08 at 102.00        BB-       1,790,171
       5,000    5.875%, 10/01/22                                                          4/08 at 102.00        BB-       4,722,400
------------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 3.2% (2.2% of Total Investments)

       2,245  Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements,
                Series 2000B, 5.625%, 5/01/25 - FGIC Insured                              5/10 at 101.50        AAA       2,474,259

       1,750  Louisiana Local Government Environmental Facilities and Community
                Development Authority, GNMA Collateralized Mortgage Revenue Refunding
                Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37                   6/12 at 105.00        Aaa       1,942,535

       5,350  Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General
                Hospital, Series 2004, 5.250%, 7/01/33 - MBIA Insured                     7/14 at 100.00        AAA       5,694,005

       9,545  Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement
                Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30                         5/11 at 101.00        BBB       9,435,996
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 1.6% (1.1% of Total Investments)

       1,500  Boston Industrial Development Financing Authority, Massachusetts,
                Subordinate Revenue Bonds, Crosstown Center Project, Series 2002,
                8.000%, 9/01/35 (Alternative Minimum Tax)                                 9/12 at 102.00        N/R       1,487,910

         785  Massachusetts Port Authority, Special Facilities Revenue Bonds, US
                Airways Group Inc., Series 1996A, 5.875%, 9/01/23 (Alternative Minimum
                Tax) - MBIA Insured                                                       9/06 at 102.00        AAA         820,474

       7,000  Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
                Corporation, Series 1997, 5.500%, 7/01/18 (Alternative Minimum Tax) -
                MBIA Insured                                                              7/07 at 102.00        AAA       7,411,530
------------------------------------------------------------------------------------------------------------------------------------
              Michigan - 3.3% (2.3% of Total Investments)

       2,435  Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series
                2001A, 5.250%, 7/01/33 - FGIC Insured                                     7/11 at 100.00        AAA       2,606,741

      15,255  Michigan State Hospital Finance Authority, Hospital Revenue Bonds,
                Detroit Medical Center Obligated Group, Series 1998A, 5.250%, 8/15/28     8/08 at 101.00        Ba3      13,428,671

       4,000  Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne
                County Airport, Series 1998A, 5.375%, 12/01/16 (Alternative Minimum
                Tax) - MBIA Insured                                                      12/08 at 101.00        AAA       4,250,280
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 0.6% (0.4% of Total Investments)

       2,250  Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special
                Facilities Revenue Bonds, Northwest Airlines Inc. Project, Series
                2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)                          4/11 at 101.00        N/R       2,053,890

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota (continued)

$      1,485  Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series
                1998H-1, 5.650%, 7/01/31 (Alternative Minimum Tax)                        1/10 at 101.00        AA+  $    1,498,617
------------------------------------------------------------------------------------------------------------------------------------
              Missouri - 1.8% (1.2% of Total Investments)

       7,000  Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue
                Bonds, Series 2004B-1, 0.000%, 4/15/27 - AMBAC Insured                      No Opt. Call        AAA       2,366,350

              Missouri Health and Educational Facilities Authority,
                Revenue Bonds, SSM Healthcare System, Series 2001A:
       4,370    5.250%, 6/01/21 - AMBAC Insured                                           6/11 at 101.00        AAA       4,651,909
       3,670    5.250%, 6/01/28 - AMBAC Insured                                           6/11 at 101.00        AAA       3,877,979
------------------------------------------------------------------------------------------------------------------------------------
              Montana - 0.4% (0.3% of Total Investments)

       1,485  Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2,
                6.450%, 6/01/29 (Alternative Minimum Tax)                                12/09 at 100.00        AA+       1,508,567

       1,000  Montana Higher Education Student Assistance Corporation, Student Loan
                Revenue Bonds, Subordinate Series 1999B, 6.400%, 12/01/32
                (Alternative Minimum Tax)                                                12/09 at 100.00         A2       1,053,330
------------------------------------------------------------------------------------------------------------------------------------
              Nebraska - 0.3% (0.2% of Total Investments)

       1,700  NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program,
                Series 1993A-5A, 6.200%, 6/01/13 (Alternative Minimum Tax) - MBIA
                Insured                                                                     No Opt. Call        AAA       1,762,271
------------------------------------------------------------------------------------------------------------------------------------
              Nevada - 1.1% (0.7% of Total Investments)

       2,115  Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada
                Water Authority Loan, Series 2001, 5.300%, 6/01/19 - FGIC Insured         6/11 at 100.00        AAA       2,313,345

       8,000  Director of Nevada State Department of Business and Industry, Revenue
                Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 0.000%,
                1/01/19 - AMBAC Insured                                                     No Opt. Call        AAA       4,244,480
------------------------------------------------------------------------------------------------------------------------------------
              New Hampshire - 0.3% (0.2% of Total Investments)

       1,530  New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition
                Revenue Bonds, Series 1995D, 6.550%, 7/01/26 (Alternative Minimum Tax)    7/05 at 102.00        Aa2       1,537,298
------------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 7.5% (5.1% of Total Investments)

       2,745  New Jersey Higher Education Assistance Authority, Student Loan Revenue
                Bonds, Series 2000A, 6.000%, 6/01/13 (Alternative Minimum Tax) - MBIA
                Insured                                                                   6/10 at 101.00        AAA       2,754,388

       1,620  New Jersey Health Care Facilities Financing Authority, FHA-Insured
                Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001,
                4.800%, 8/01/21 - AMBAC Insured                                           8/11 at 100.00        AAA       1,649,759

      11,600  New Jersey Economic Development Authority, Solid Waste Facilities Revenue
                Bonds, Bridgewater Resources Inc. Project, Series 1999B, 8.250%,
                6/01/19 (Alternative Minimum Tax)#                                          No Opt. Call        N/R       6,032,000

         675  New Jersey Economic Development Authority, Solid Waste Revenue Bonds,
                Bridgewater Resources Inc. Project, Series 2003C, 0.000%, 6/30/05#          No Opt. Call        N/R         351,000

       4,130  New Jersey Transit Corporation, Certificates of Participation, Federal
                Transit Administration Grants, Series 2002A, 5.500%, 9/15/13 - AMBAC
                Insured                                                                     No Opt. Call        AAA       4,684,700

       4,000  New Jersey Transportation Trust Fund Authority, Transportation System
                Bonds, Series 1999A, 5.750%, 6/15/18                                        No Opt. Call         A+       4,675,760

      10,000  Port Authority of New York and New Jersey, Special Project Bonds, JFK
                International Air Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17
                (Alternative Minimum Tax) - MBIA Insured                                 12/07 at 102.00        AAA      10,830,000

              Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
                Asset-Backed Bonds, Series 2002:
      11,330    5.750%, 6/01/32                                                           6/12 at 100.00        BBB      11,321,616
       3,165    6.125%, 6/01/42                                                           6/12 at 100.00        BBB       3,187,187
------------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 0.7% (0.5% of Total Investments)

       4,000  University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds,
                Series 2004, 5.000%, 7/01/32 - FSA Insured                                7/14 at 100.00        AAA       4,151,760

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              New York - 14.8% (10.1% of Total Investments)

$      5,000  Long Island Power Authority, New York, Electric System General Revenue
                Bonds, Series 1998A, 5.250%, 12/01/26 - FSA Insured                       6/08 at 101.00        AAA  $    5,306,400

              Nassau County, New York, General Obligation Improvement Bonds, Series
                1999B:
       4,005    5.250%, 6/01/19 (Pre-refunded to 6/01/09) - AMBAC Insured                 6/09 at 102.00        AAA       4,417,195
       7,005    5.250%, 6/01/21 (Pre-refunded to 6/01/09) - AMBAC Insured                 6/09 at 102.00        AAA       7,743,117

       2,000  New York City, New York, General Obligation Bonds, Fiscal Series 1998E,
                5.250%, 8/01/14 - AMBAC Insured                                           2/08 at 101.00        AAA       2,125,660

      14,000  New York City, New York, General Obligation Bonds, Fiscal Series 1998F,
                5.375%, 8/01/19 - MBIA Insured                                            2/08 at 101.00        AAA      14,944,440

       5,000  New York City Municipal Water Finance Authority, New York, Water and
                Sewerage System Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 -
                FSA Insured                                                              12/14 at 100.00        AAA       5,250,750

      10,000  New York City Transitional Finance Authority, New York, Future Tax
                Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24 (Pre-refunded to
                8/15/09)                                                                  8/09 at 101.00        AAA      11,209,300

       4,600  Dormitory Authority of the State of New York, Improvement Revenue Bonds,
                Mental Health Services Facilities, Series 1996E, 5.250%, 2/15/18 -
                AMBAC Insured                                                             2/07 at 102.00        AAA       4,864,684

       2,170  Dormitory Authority of the State of New York, Insured Revenue Bonds,
                Franciscan Health Partnership Obligated Group - Frances Shervier Home
                and Hospital, Series 1997, 5.500%, 7/01/17 - RAAI Insured                 7/07 at 102.00         AA       2,312,678

              Dormitory Authority of the State of New York, Improvement Revenue Bonds,
                Mental Health Services Facilities, Series 1996B:
       4,305    5.125%, 8/15/21 (Pre-refunded to 2/15/06) - MBIA Insured                  2/06 at 102.00        AAA       4,471,302
          85    5.125%, 8/15/21 (Pre-refunded to 2/15/06) - MBIA Insured                  2/06 at 102.00        AAA          88,312
          80    5.125%, 8/15/21 - MBIA Insured                                            2/06 at 102.00        AAA          82,826

       7,500  Dormitory Authority of the State of New York, Secured Hospital Revenue
                Refunding Bonds, Wyckoff Heights Medical Center, Series 1998H, 5.300%,
                8/15/21 - MBIA Insured                                                    2/08 at 101.50        AAA       7,970,550

       2,000  Dormitory Authority of the State of New York, Third General Resolution
                Consolidated Revenue Bonds, City University System, Series 1997-1,
                5.375%, 7/01/24 (Pre-refunded to 1/01/08) - FSA Insured                   1/08 at 102.00        AAA       2,168,500

       7,500  New York State Urban Development Corporation, Revenue Bonds, Correctional
                Facilities, Series 1995-6, 5.375%, 1/01/25 (Pre-refunded to 1/01/06) -
                AMBAC Insured                                                             1/06 at 102.00        AAA       7,784,175

       8,800  New York City Sales Tax Asset Receivable Corporation, New York, Dedicated
                Revenue Bonds, Local Government Assistance Corporation, Series 2004A,
                5.000%, 10/15/32 - AMBAC Insured                                         10/14 at 100.00        AAA       9,306,088
------------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 0.6% (0.4% of Total Investments)

       3,000  Wake County, North Carolina, General Obligation School Bonds, Series
                2001B, 5.250%, 2/01/17 (Pre-refunded to 2/01/11)                          2/11 at 102.00        AAA       3,373,320
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 4.1% (2.8% of Total Investments)

       2,300  Amherst Exempted Village School District, Ohio, Unlimited Tax General
                Obligation School Improvement Bonds, Series 2001, 5.125%, 12/01/21 -
                FGIC Insured                                                             12/11 at 100.00        Aaa       2,474,685

       3,635  Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue
                Bonds, Hamilton Creek Apartments Project, Series 1994A, 5.550%, 7/01/24
                (Alternative Minimum Tax)                                                 7/05 at 103.00         Aa       3,700,612

       3,650  Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives,
                Series 2004A, 5.000%, 5/01/30                                             5/14 at 100.00         AA       3,786,619

      13,300  Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay
                Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)      9/09 at 102.00        N/R      13,787,711

       1,115  Warren County, Ohio, Special Assessment Bonds, Waterstone Boulevard
                Project, Series 1997, 5.500%, 12/01/17                                   12/07 at 101.00        Aa2       1,192,203
------------------------------------------------------------------------------------------------------------------------------------
              Oregon - 0.4% (0.3% of Total Investments)

       2,355  Portland, Oregon, Downtown Waterfront Urban Renewal and Redevelopment
                Revenue Bonds, Series 2000A, 5.500%, 6/15/20 - AMBAC Insured              6/10 at 101.00        Aaa       2,586,967
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 4.9% (3.4% of Total Investments)

       3,480  Allegheny County Hospital Development Authority, Pennsylvania, Revenue
                Bonds, West Penn Allegheny Health System, Series 2000B, 9.250%,
                11/15/22                                                                 11/10 at 102.00         B1       4,112,873

       1,970  Carbon County Industrial Development Authority, Pennsylvania, Resource
                Recovery Revenue Refunding Bonds, Panther Creek Partners Project,
                Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)                      No Opt. Call       BBB-       2,137,115

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania (continued)

$     18,900  Philadelphia Airport System, Pennsylvania, Revenue Refunding Bonds,
                Series 1998A, 5.500%, 6/15/18 (Alternative Minimum Tax) - FGIC Insured    6/08 at 102.00        AAA  $   20,180,097

       3,205  Philadelphia School District, Pennsylvania, General Obligation Bonds,
                Series 2002B, 5.625%, 8/01/16 (Pre-refunded to 8/01/12) - FGIC Insured    8/12 at 100.00        AAA       3,667,033
------------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 2.1% (1.4% of Total Investments)

      12,500  Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds,
                Series 2003, 4.500%, 12/01/23                                               No Opt. Call      AA***      12,616,625
------------------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 3.0% (2.0% of Total Investments)

       2,015  Central Falls, Rhode Island, General Obligation School Bonds, Series
                1999, 6.250%, 5/15/20 - RAAI Insured                                      5/09 at 102.00         AA       2,244,629

       3,500  Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public
                Safety and Municipal Building Projects, Series 1999A, 5.750%, 4/01/29
                (Pre-refunded to 4/01/10) - AMBAC Insured                                 4/10 at 101.00        Aaa       3,954,650

      12,000  Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement
                Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32                         6/12 at 100.00        BBB      12,102,000
------------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 2.0% (1.4% of Total Investments)

       6,400  Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue
                Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC
                Insured                                                                   3/10 at 101.00        AAA       7,047,616

       2,425  Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue
                Bonds, Series 2001B, 5.125%, 3/01/26 - FSA Insured                        3/11 at 100.00        AAA       2,526,826

       1,590  Tennessee Housing Development Agency, Homeownership Program Bonds, Series
                2000-1, 6.375%, 7/01/25 (Alternative Minimum Tax)                         7/10 at 101.00         AA       1,621,927

       1,190  Tennessee Housing Development Agency, Homeownership Program Bonds, Series
                2000-2B, 6.250%, 1/01/20 (Alternative Minimum Tax)                        7/10 at 100.00         AA       1,195,760
------------------------------------------------------------------------------------------------------------------------------------
              Texas - 15.2% (10.4% of Total Investments)

       1,000  Alliance Airport Authority, Texas, Special Facilities Revenue Bonds,
                American Airlines Inc., Series 1990, 7.500%, 12/01/29 (Alternative
                Minimum Tax)                                                              6/05 at 100.00        CCC         784,780

              Austin, Texas, Prior Lien Airport System Revenue Bonds, Series 1995A:
       1,660    6.125%, 11/15/25 (Alternative Minimum Tax) (Pre-refunded to 11/15/05) -
                MBIA Insured                                                             11/05 at 102.00        AAA       1,719,943
       8,340    6.125%, 11/15/25 (Alternative Minimum Tax) - MBIA Insured                11/05 at 102.00        AAA       8,637,905

       2,560  Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds,
                TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative
                Minimum Tax) (a)                                                          4/13 at 101.00        BBB       3,053,491

       4,675  Carrollton-Farmers Branch Independent School District, Dallas County,
                Texas, Unlimited Tax School Building Bonds, Series 1999, 6.000%,
                2/15/20 (Pre-refunded to 2/15/09)                                         2/09 at 100.00        AAA       5,173,355

              Coppell Independent School District, Dallas County, Texas, Unlimited Tax
                School Building and Refunding Bonds, Series 1999:
       5,130    0.000%, 8/15/20                                                            8/09 at 52.47        AAA       2,233,705
       7,000    0.000%, 8/15/21                                                            8/09 at 49.48        AAA       2,874,340
       7,345    0.000%, 8/15/23                                                            8/09 at 44.01        AAA       2,682,247
       7,000    0.000%, 8/15/24                                                            8/09 at 41.50        AAA       2,410,730
       7,350    0.000%, 8/15/25                                                            8/09 at 39.14        AAA       2,332,229
       7,000    0.000%, 8/15/26                                                            8/09 at 36.91        AAA       2,090,340

       2,000  Dallas-Ft. Worth International Airport Facility Improvement Corporation,
                Texas, Revenue Refunding Bonds, American Airlines Inc., Series 2000B,
                6.050%, 5/01/29 (Alternative Minimum Tax) (Mandatory put 11/01/05)       11/05 at 100.00        CCC       1,977,920

       6,000  Dallas-Ft. Worth International Airport Facility Improvement Corporation,
                Texas, Revenue Refunding Bonds, American Airlines Inc., Series 2000C,
                6.150%, 5/01/29 (Alternative Minimum Tax)                                11/07 at 100.00        CCC       5,554,200
                (Mandatory put 11/01/07)

         820  Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds,
                Series 2001, 5.000%, 12/01/31 - AMBAC Insured                            12/11 at 100.00        AAA         846,092

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

              Harris County Health Facilities Development Corporation, Texas, Revenue
                Bonds, Christus Health, Series 1999A:
$     12,240    5.375%, 7/01/24 - MBIA Insured                                            7/09 at 101.00        AAA  $   13,115,527
      11,180    5.375%, 7/01/29 - MBIA Insured                                            7/09 at 101.00        AAA      11,916,315

       2,205  Harris County-Houston Sports Authority, Texas, Senior Lien Revenue
                Refunding Bonds, Series 2001A, 0.000%, 11/15/20 - MBIA Insured              No Opt. Call        AAA       1,070,991

       2,500  Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention
                and Entertainment Project, Series 2001B, 0.000%, 9/01/30 - AMBAC
                Insured                                                                     No Opt. Call        AAA         699,550

       2,500  Jefferson County, Texas, Certificates of Obligation, Series 2000, 6.000%,
                8/01/25 (Pre-refunded to 8/01/10) - FSA Insured                           8/10 at 100.00        AAA       2,831,100

       4,245  Laredo Independent School District, Webb County, Texas, Unlimited Tax
                School Building Bonds, Series 1999, 5.250%, 8/01/24 (Pre-refunded to
                8/01/09)                                                                  8/09 at 100.00        AAA       4,609,900

       2,000  Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001, 5.300%,
                3/15/26 (Pre-refunded to 3/15/09) - FGIC Insured                          3/09 at 100.00        AAA       2,113,780

       9,345  Leander Independent School District, Williamson and Travis Counties,
                Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/33 (WI,
                settling 5/10/05) - FGIC Insured                                           8/15 at 37.33        AAA       2,009,549

       1,500  Port Arthur, Texas, Jefferson County, General Obligation Bonds, Series
                1997, 5.000%, 2/15/21 (Pre-refunded to 2/15/07) - MBIA Insured            2/07 at 100.00        AAA       1,541,445

      10,000  Tarrant County Health Facilities Development Corporation, Texas, Revenue
                Bonds, Texas Health Resources System, Series 1997A, 5.250%, 2/15/17 -
                MBIA Insured                                                              2/08 at 102.00        AAA      10,656,800
------------------------------------------------------------------------------------------------------------------------------------
              Utah - 0.5% (0.3% of Total Investments)

              Utah Housing Finance Agency, Single Family Mortgage Bonds, Series
                1999C-2, Class II:
         725    5.700%, 7/01/19 (Alternative Minimum Tax)                                 1/10 at 101.50        AAA         735,491
         270    5.750%, 7/01/21 (Alternative Minimum Tax)                                 1/10 at 101.50         AA         284,602

         290  Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999D,
                5.850%, 7/01/21 (Alternative Minimum Tax)                                 7/09 at 101.00         AA         291,088

         105  Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F,
                6.300%, 7/01/21 (Alternative Minimum Tax)                                 7/09 at 101.50        Aa2         105,494

       1,580  Utah Housing Finance Agency, Single Family Mortgage Bonds, Series
                2000F-2, Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)             7/10 at 100.00        AA-       1,619,642
------------------------------------------------------------------------------------------------------------------------------------
              Virginia - 0.6% (0.4% of Total Investments)

       3,395  Virginia Small Business Financing Authority, Industrial Development Water
                Revenue Bonds, S.I.L. Clean Water, LLC Project, Series 1999, 7.250%,
                11/01/24 (Alternative Minimum Tax)                                       11/09 at 102.00        N/R       3,405,762
------------------------------------------------------------------------------------------------------------------------------------
              Washington - 11.1% (7.5% of Total Investments)

       4,000  Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear
                Project 3, Series 2003A, 5.500%, 7/01/17                                  7/13 at 100.00        Aaa       4,413,040

              Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18,
                Series 1999B:
       1,755    6.000%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured                  3/10 at 101.00        AAA       1,941,592
       2,590    6.000%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured                  3/10 at 101.00        AAA       2,865,369

              Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18,
                Series 1999C:
         875    6.000%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured                  3/10 at 101.00        AAA         968,030
       1,260    6.000%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured                  3/10 at 101.00        AAA       1,393,963

       9,760  Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A,
                5.625%, 1/01/21 - FSA Insured                                             1/11 at 101.00        AAA      10,774,747

       7,490  Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-
                Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26                        6/13 at 100.00        BBB       7,880,978

      11,605  Washington, Certificates of Participation, Washington Convention and
                Trade Center, Series 1999, 5.250%, 7/01/16 - MBIA Insured                 7/09 at 100.00        AAA      12,416,654

       3,350  Washington, General Obligation Compound Interest Bonds, Series 1999S-2,
                0.000%, 1/01/18 - FSA Insured                                               No Opt. Call        AAA       1,889,601

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Washington (continued)

              Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
$     17,650    0.000%, 1/01/20                                                             No Opt. Call        Aa1  $    8,914,486
      18,470    0.000%, 1/01/21                                                             No Opt. Call        Aa1       8,836,417

       4,800  Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear
                Project 3, Series 1997A, 5.250%, 7/01/16 - FSA Insured                    7/07 at 102.00        AAA       5,098,992
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 6.7% (4.6% of Total Investments)

       2,250  Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%,
                11/01/29 - FSA Insured                                                   11/14 at 100.00        Aaa       2,366,438

       3,810  La Crosse, Wisconsin, Industrial Development Revenue Refunding Bonds,
                Dairyland Power Cooperative, Series 1997C, 5.550%, 2/01/15 - AMBAC
                Insured                                                                  12/08 at 102.00        AAA       4,129,773

       4,180  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Kenosha Hospital and Medical Center Inc., Series 1999, 5.625%, 5/15/29    5/09 at 101.00          A       4,317,856

              Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH
                Healthcare Development Inc., Series 1999:
       8,375    6.250%, 11/15/20                                                         11/09 at 101.00        N/R       9,019,875
       5,000    6.250%, 11/15/28                                                         11/09 at 101.00        N/R       5,323,550

      12,700  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Mercy Health System Corporation, Series 1999, 5.500%, 8/15/25 - AMBAC
                Insured                                                                   8/09 at 101.00        Aaa      13,674,213

       2,200  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Wheaton Franciscan Services Inc., Series 2003A, 5.125%, 8/15/33           8/13 at 100.00          A       2,241,509
------------------------------------------------------------------------------------------------------------------------------------
$    930,025  Total Long-Term Investments (cost $828,954,311) - 146.5%                                                  892,855,257
============------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.9%                                                                       11,680,452
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (48.4)%                                                         (295,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $  609,535,709
              ======================================================================================================================

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

              * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

            N/R   Investment is not rated.

              # Non-income producing security. In June 2003, Waste Solutions Group, Inc. (an entity formed for the benefit of Nuveen Dividend Advantage Municipal Fund (NAD) which owns various interests in the Bridgewater Resources Inc. project) took possession of 45% of the Bridgewater Resources Inc. assets on behalf of the Fund. Bridgewater Resources Inc. emerged from bankruptcy in June 2003. NAD, via Waste Solutions Group Inc., has agreed to allow debt service reserve monies to be used for capital expenses, and has also agreed to a debt service moratorium until December 2005. Nuveen Asset Management will continue to actively monitor the Bridgewater Resources, Inc. project, and to cause NAD and Waste Solutions Group Inc. to act in what it believes is in the best interests of fund shareholders.

           (WI)   Security purchased on a when-issued basis.

            (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Nuveen Dividend Advantage Municipal Fund 2 (NXZ)

      Portfolio of
            Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Alabama - 4.2% (2.9% of Total Investments)

$     18,500  Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A,
                5.750%, 6/01/31                                                           6/11 at 101.00         A2  $   19,687,145
------------------------------------------------------------------------------------------------------------------------------------
              Arizona - 0.6% (0.4% of Total Investments)

       2,500  Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport
                Revenue Bonds, Series 2002B, 5.250%, 7/01/32 (Alternative Minimum Tax)
                - FGIC Insured                                                            7/12 at 100.00        AAA       2,607,450
------------------------------------------------------------------------------------------------------------------------------------
              Arkansas - 0.5% (0.3% of Total Investments)

       2,240  Arkansas Development Finance Authority, Single Family Mortgage Revenue
                Bonds, GNMA Mortgage-Backed Securities Program, Series 2002C, 5.400%,
                1/01/34 (Alternative Minimum Tax)                                         1/12 at 100.00        AAA       2,315,421
------------------------------------------------------------------------------------------------------------------------------------
              California - 11.1% (7.6% of Total Investments)

       6,000  California Educational Facilities Authority, Revenue Bonds, Stanford
                University, Series 2001Q, 5.250%, 12/01/32                                6/11 at 101.00        AAA       6,397,080

      13,825  California, Department of Veterans Affairs, Home Purchase Revenue Bonds,
                Series 2001A, 5.550%, 12/01/25 - AMBAC Insured                            6/06 at 101.00        AAA      14,285,373

      11,200  California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28          8/13 at 100.00          A      11,892,048

       1,500  California Statewide Community Development Authority, Senior Lien Revenue
                Bonds, East Valley Tourist Authority, Series 2003B, 9.250%, 10/01/20     10/15 at 103.00        N/R       1,658,730

       6,000  California Statewide Community Development Authority, Revenue Bonds,
                Kaiser Permanente System, Series 2004G, 2.300%, 4/01/34 (Mandatory put
                5/01/07) (a)                                                                No Opt. Call         A+       5,876,940

       5,000  Golden State Tobacco Securitization Corporation, California, Tobacco
                Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39            6/13 at 100.00        BBB       5,311,200

       6,000  Los Angeles Regional Airports Improvement Corporation, California,
                Sublease Revenue Bonds, Los Angeles International Airport, American
                Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24
                (Alternative Minimum Tax)                                                12/12 at 102.00         B-       6,290,520

         210  Yuba County Water Agency, California, Yuba River Development Revenue
                Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16    9/05 at 100.00       Baa3         209,990
------------------------------------------------------------------------------------------------------------------------------------
              Colorado - 6.1% (4.2% of Total Investments)

       2,910  Colorado Educational and Cultural Facilities Authority, Charter School
                Revenue Bonds, Peak-to-Peak Charter School, Series 2001, 7.500%,
                8/15/21 (Pre-refunded to 8/15/11)                                         8/11 at 100.00        AAA       3,527,095

       2,500  Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
                Colorado Lutheran High School Association, Series 2004A, 7.625%,
                6/01/34                                                                   6/14 at 100.00        N/R       2,654,775

      10,000  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
                2000B, 0.000%, 9/01/28 (Pre-refunded to 9/01/10) - MBIA Insured            9/10 at 31.42        AAA       2,603,800

       1,885  Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue
                Bonds, Series 2001, 7.125%, 5/01/31 (Alternative Minimum Tax)             5/11 at 101.00        N/R       1,992,709

         755  Jefferson County School District R1, Colorado, General Obligation Bonds,
                Series 2004, 5.000%, 12/15/22 - FSA Insured                              12/14 at 100.00        AAA         811,995

       5,000  Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds,
                Senior Series 2001A, 5.250%, 6/15/41 - FSA Insured                        6/11 at 102.00        AAA       5,272,850

              Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue
                Bonds, Series 2001B:
      22,000    0.000%, 6/15/28 - FSA Insured                                              6/11 at 35.65        AAA       5,991,260
      17,650    0.000%, 6/15/29 - AMBAC Insured                                            6/11 at 33.45        AAA       4,511,340

       1,000  Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
                Bonds, Series 2003, 8.000%, 12/01/25                                      6/14 at 101.00        N/R       1,111,970

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 0.3% (0.2% of Total Investments)

$      1,210  District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
                Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24                          5/11 at 101.00        BBB  $    1,236,523
------------------------------------------------------------------------------------------------------------------------------------
              Florida - 5.0% (3.5% of Total Investments)

      15,000  Jacksonville, Florida, Transportation Revenue Bonds, Series 2001, 5.250%,
                10/01/29 - MBIA Insured                                                  10/11 at 100.00        AAA      16,096,050

       3,000  Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
                Airport, Series 2002, 5.375%, 10/01/32 (Alternative Minimum Tax) - FGIC
                Insured                                                                  10/12 at 100.00        AAA       3,161,460

       4,000  Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
                Refunding Bonds, Miami Children's Hospital, Series 2001A, 5.125%,
                8/15/26 - AMBAC Insured                                                   8/11 at 101.00        AAA       4,210,880
------------------------------------------------------------------------------------------------------------------------------------
              Hawaii - 2.2% (1.5% of Total Investments)

              Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds,
                Series 2001:
       3,000    5.250%, 7/01/26 - FSA Insured                                             7/11 at 100.00        AAA       3,211,590
       6,725    5.250%, 7/01/31 - FSA Insured                                             7/11 at 100.00        AAA       7,199,314
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 11.4% (7.8% of Total Investments)

       2,500  Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B,
                5.125%, 1/01/25 - FGIC Insured                                            1/06 at 102.00        AAA       2,578,550

      15,270  Chicago, Illinois, General Obligation Refunding Bonds, Series 2001A,
                5.250%, 1/01/33 - MBIA Insured                                            1/11 at 101.00        AAA      16,209,716


       3,670  Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue
                Bonds, Stone Terrace Apartments, Series 2001A, 5.750%, 12/20/42
                (Alternative Minimum Tax)                                                12/11 at 100.00         A+       3,808,983

       1,755  Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International
                Airport, United Air Lines Inc. Project, Series 2001A, 6.375%, 11/01/35
                (Alternative Minimum Tax) (Mandatory put 5/01/13)#                          No Opt. Call        N/R         726,149

       1,770  Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage
                Revenue Bonds, Series 2001A, 6.250%, 10/01/32 (Alternative Minimum Tax)   4/11 at 105.00        AAA       1,835,154

       3,180  Illinois Development Finance Authority, Revenue Bonds, Chicago Charter
                School Foundation, Series 2002A, 6.250%, 12/01/32                        12/21 at 100.00        BBB       3,304,974

       5,000  Illinois Development Finance Authority, Revenue Bonds, Illusion
                Wesleyan university Series 2001, 5.500%, 9/01/32 - AMBAC
                Insured                                                                   9/11 at 100.00        AAA       5,454,000

       3,100  Illinois Development Finance Authority, Revenue Bonds, Midwestern
                University, Series 2001B, 6.000%, 5/15/31                                 5/11 at 101.00         A-       3,349,364

       5,000  Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital
                Obligated Group, Series 2001B, 5.250%, 2/15/34 - FSA Insured              2/11 at 101.00        AAA       5,255,900

       3,000  Illinois Educational Facilities Authority, Student Housing Revenue Bonds,
                Educational Advancement Foundation Fund, University Center Project,
                Series 2002, 6.250%, 5/01/34                                              5/12 at 101.00       Baa2       3,102,090

       2,275  Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16             6/11 at 100.00        AAA       2,515,559

       4,980  Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding
                Bonds, McCormick Place Expansion Project, Series 1996A, 5.250%, 6/15/27
                - AMBAC Insured                                                           6/06 at 102.00        AAA       5,177,457
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 4.8% (3.3% of Total Investments)

       2,000  Indiana Health Facility Financing Authority, Hospital Revenue Bonds,
                Methodist Hospitals Inc., Series 2001, 5.500%, 9/15/31                    9/11 at 100.00         A+       2,086,620

       2,500  Indiana Health Facility Financing Authority, Hospital Revenue Refunding
                Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 - FSA
                Insured                                                                     No Opt. Call        AAA       3,051,600

              Indiana Transportation Finance Authority, Highway Revenue Bonds, Series
                2003A:
       4,000    5.000%, 6/01/23 - FSA Insured                                             6/13 at 100.00        AAA       4,276,840
       6,000    5.000%, 6/01/24 - FSA Insured                                             6/13 at 100.00        AAA       6,397,740

       2,978  Indianapolis, Indiana, Special Facility Revenue Bonds, United Air Lines
                Inc., Indianapolis Maintenance Center Project, Series 1995A, 6.500%,
                11/15/31 (Alternative Minimum Tax)#                                      11/05 at 102.00        N/R         279,549

       6,100  St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison
                Center Inc., Series 1999, 5.800%, 2/15/24                                 2/09 at 102.00        BBB       6,161,793

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Iowa - 0.2% (0.2% of Total Investments)

$      1,000  Iowa Higher Education Loan Authority, Private College Facility Revenue
                Bonds, Wartburg College, Series 2002, 5.500%, 10/01/28 - ACA Insured     10/12 at 100.00          A  $    1,055,690
------------------------------------------------------------------------------------------------------------------------------------
              Kansas - 3.9% (2.7% of Total Investments)

      17,000  Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement
                Bonds, Via Christi Health System Inc., Series 2001-III, 5.625%,
                11/15/31                                                                 11/11 at 101.00         A+      18,105,340
------------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 3.8% (2.6% of Total Investments)

      18,060  Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement
                Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39                         5/11 at 101.00        BBB      17,980,355
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 3.9% (2.7% of Total Investments)

       2,875  Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
                Corporation, Series 1997, 5.750%, 7/01/39 (Alternative Minimum Tax) -
                MBIA Insured                                                              7/07 at 102.00        AAA       3,058,914

      15,000  Massachusetts Turnpike Authority, Metropolitan Highway System Revenue
                Bonds, Senior Series 1997A, 5.000%, 1/01/37 - MBIA Insured                1/07 at 102.00        AAA      15,339,450
------------------------------------------------------------------------------------------------------------------------------------
              Michigan - 14.3% (9.8% of Total Investments)

              Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series
                2001A:
      15,390    5.250%, 7/01/33 (Pre-refunded to 7/01/11) - FGIC Insured                  7/11 at 100.00        AAA      17,012,106
      20,000    5.500%, 7/01/33 - FGIC Insured                                            7/11 at 101.00        AAA      21,989,200
      14,610    5.250%, 7/01/33 - FGIC Insured                                            7/11 at 100.00        AAA      15,640,443

       4,000  Michigan Municipal Bond Authority, Public School Academy Revenue Bonds,
                Detroit Academy of Arts and Sciences Charter School, Series 2001A,
                8.000%, 10/01/31                                                         10/09 at 102.00        Ba1       4,310,600

              Michigan State Hospital Finance Authority, Revenue Refunding Bonds,
                Detroit Medical Center Obligated Group, Series 1993A:
       2,000    6.250%, 8/15/13                                                           8/05 at 100.00        Ba3       2,001,500
       4,000    6.500%, 8/15/18                                                           8/05 at 100.00        Ba3       4,003,680

       2,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds,
                Detroit Medical Center Obligated Group, Series 1998A, 5.125%,
                8/15/18                                                                   8/08 at 101.00        Ba3       1,823,940
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 3.2% (2.2% of Total Investments)

      14,000  Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
                Revenue Bonds, Series 2001A, 5.250%, 1/01/32 - FGIC Insured               1/11 at 100.00        AAA      14,879,480
------------------------------------------------------------------------------------------------------------------------------------
              Missouri - 4.7% (3.3% of Total Investments)

      21,000  Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM
                Healthcare System, Series 2001A, 5.250%, 6/01/28 - AMBAC Insured          6/11 at 101.00        AAA      22,190,070
------------------------------------------------------------------------------------------------------------------------------------
              Montana - 0.9% (0.6% of Total Investments)

       3,960  Montana Board of Housing, Single Family Program Bonds, Series 2001A-2,
                5.700%, 6/01/32 (Alternative Minimum Tax)                                12/10 at 100.00        AA+       4,101,134
------------------------------------------------------------------------------------------------------------------------------------
              Nevada - 4.5% (3.1% of Total Investments)

      12,275  Director of Nevada State Department of Business and Industry, Revenue
                Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 5.375%,
                1/01/40 - AMBAC Insured                                                   1/10 at 100.00        AAA      13,013,955

       3,500  Director of Nevada State Department of Business and Industry, Revenue
                Bonds, Las Vegas Monorail Project, Second Tier, Series 2000, 7.375%,
                1/01/40                                                                   1/10 at 102.00        N/R       3,662,645

              Henderson, Nevada, Healthcare Facility Revenue Bonds, Catholic Healthcare
                West, Series 1998A:
       1,670    5.250%, 7/01/18 (Pre-refunded to 7/01/08)                                 7/08 at 101.00    BBB+***       1,788,303
       2,330    5.250%, 7/01/18                                                           7/08 at 101.00         A-       2,395,636
------------------------------------------------------------------------------------------------------------------------------------
              New Hampshire - 2.2% (1.5% of Total Investments)

       8,000  New Hampshire Business Finance Authority, Pollution Control Remarketed
                Revenue Refunding Bonds, Connecticut Light and Power Company, Series
                1992A, 5.850%, 12/01/22                                                  10/08 at 102.00         A3       8,377,200

       1,995  New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition
                Bonds, Series 2001A, 5.700%, 1/01/31 (Alternative Minimum Tax)            5/11 at 100.00        Aa2       2,003,219

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 1.9% (1.3% of Total Investments)

$      3,995  New Jersey Economic Development Authority, Special Facilities Revenue
                Bonds, Continental Airlines Inc., Series 2000, 7.000%, 11/15/30
                (Alternative Minimum Tax)                                                11/10 at 101.00          B  $    3,515,880

         505  Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
                Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32                          6/12 at 100.00        BBB         504,626

              Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
                Asset-Backed Bonds, Series 2003:
       1,500    6.375%, 6/01/32                                                           6/13 at 100.00        BBB       1,552,515
         425    6.750%, 6/01/39                                                           6/13 at 100.00        BBB         450,045
       2,700    6.250%, 6/01/43                                                           6/13 at 100.00        BBB       2,748,627
------------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 5.2% (3.5% of Total Investments)

              New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
                Presbyterian Healthcare Services, Series 2001A:
      12,000    5.500%, 8/01/25                                                           8/11 at 101.00        Aa3      12,708,240
      10,800    5.500%, 8/01/30                                                           8/11 at 101.00        Aa3      11,396,484
------------------------------------------------------------------------------------------------------------------------------------
              New York - 6.1% (4.2% of Total Investments)

       6,000  Long Island Power Authority, New York, Electric System General Revenue
                Bonds, Series 2001L, 5.375%, 5/01/33                                      5/11 at 100.00         A-       6,312,900

      12,000  New York City Municipal Water Finance Authority, New York, Water and
                Sewerage System Revenue Bonds, Fiscal Series 2001C, 5.125%, 6/15/33       6/11 at 101.00        AA+      12,522,960

       5,000  New York City Industrial Development Agency, New York, Special Facilities
                Revenue Bonds, JFK Airport - American Airlines Inc., Series 2002B,
                8.500%, 8/01/28 (Alternative Minimum Tax)                                 8/12 at 101.00        CCC       4,487,600

       4,900  Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai
                NYU Health Obligated Group, Series 2000A, 6.625%, 7/01/19                 7/10 at 101.00        Ba1       5,218,157
------------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 1.7% (1.2% of Total Investments)

       2,950  North Carolina Capital Facilities Financing Agency, Revenue Bonds,
                Johnson and Wales University, Series 2003A, 5.000%, 4/01/33 - XLCA
                Insured                                                                   4/13 at 100.00        AAA       3,066,614

       4,500  North Carolina Eastern Municipal Power Agency, Power System Revenue
                Refunding Bonds, Series 1999B, 5.600%, 1/01/15                            1/09 at 102.00        BBB       4,798,035
------------------------------------------------------------------------------------------------------------------------------------
              North Dakota - 0.7% (0.5% of Total Investments)

       3,005  North Dakota Housing Finance Agency, Home Mortgage Finance Program
                Refunding Bonds, Series 2001A, 5.550%, 1/01/32 (Alternative Minimum
                Tax)                                                                      7/10 at 100.00        Aa2       3,072,552
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 0.4% (0.3% of Total Investments)

       1,845  Columbus City School District, Franklin County, Ohio, General Obligation
                Bonds, Series 2003, 5.000%, 12/01/28 - FGIC Insured                       6/13 at 100.00        AAA       1,936,881
------------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 0.8% (0.6% of Total Investments)

              Oklahoma Development Finance Authority, Revenue Refunding Bonds,
                Hillcrest Healthcare System, Series 1999A:
       2,655    5.125%, 8/15/10 (Pre-refunded to 8/15/09)                                 8/09 at 101.00        AAA       2,873,799
       1,000    5.200%, 8/15/11 (Pre-refunded to 8/15/09)                                 8/09 at 101.00        AAA       1,085,390
------------------------------------------------------------------------------------------------------------------------------------
              Oregon - 3.8% (2.6% of Total Investments)

       8,000  Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding
                Bonds, Legacy Health System, Series 2001, 5.250%, 5/01/21                 5/11 at 101.00         AA       8,508,480

       9,000  Oregon Department of Administrative Services, Certificates of
                Participation, Series 2001D, 5.000%, 5/01/26 - AMBAC Insured              5/11 at 101.00        AAA       9,374,850
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 3.7% (2.5% of Total Investments)

       5,000  Allegheny County Hospital Development Authority, Pennsylvania, Revenue
                Bonds, West Penn Allegheny Health System, Series 2000B, 9.250%,
                11/15/30                                                                 11/10 at 102.00         B1       5,909,300

       2,225  Carbon County Industrial Development Authority, Pennsylvania, Resource
                Recovery Revenue Refunding Bonds, Panther Creek Partners Project,
                Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)                      No Opt. Call       BBB-       2,413,747

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania (continued)

$      8,000  Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
                UPMC Health System, Series 2001A, 6.000%, 1/15/31                         1/11 at 101.00         A+  $    8,803,200
------------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 0.1% (0.1% of Total Investments)

         630  South Carolina Public Service Authority, Revenue Refunding Bonds, Santee
              Cooper Electric System, Series 1996A, 5.750%, 1/01/22 - MBIA Insured        1/06 at 102.00        AAA         654,110
------------------------------------------------------------------------------------------------------------------------------------
              South Dakota - 1.1% (0.7% of Total Investments)

       4,820  South Dakota Housing Development Authority, Remarketed Homeownership
                Mortgage Bonds, Series 1997E-4, 5.450%, 5/01/18 (Alternative Minimum
                Tax)                                                                      5/09 at 102.00        AAA       5,027,983
------------------------------------------------------------------------------------------------------------------------------------
              Texas - 24.1% (16.7% of Total Investments)

       7,500  Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series
                2001, 5.000%, 11/15/30 - FSA Insured (PLG)                               11/10 at 100.00        AAA       7,715,400

              Dallas-Fort Worth International Airport Public Facility Corporation,
                Texas, Airport Hotel Revenue Bonds, Series 2001:
      15,000    5.250%, 1/15/26 - FSA Insured                                             1/09 at 100.00        AAA      15,766,500
       1,750    5.200%, 1/15/31 - FSA Insured                                             1/09 at 100.00        AAA       1,835,190

       6,000  Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
                System, Series 2004A, 7.125%, 9/01/34                                     9/14 at 100.00        N/R       6,441,540

      10,000  Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
                Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
                8.000%, 4/01/28 (Alternative Minimum Tax)                                 4/12 at 100.00        Ba3      11,419,400

       3,000  Harris County Health Facilities Development Corporation, Texas, Revenue
                Bonds, Christus Health, Series 1999A, 5.375%, 7/01/24 - MBIA Insured      7/09 at 101.00        AAA       3,214,590

      40,000  Harris County-Houston Sports Authority, Texas, Senior Lien Revenue
                Refunding Bonds, Series 2001A, 0.000%, 11/15/40 - MBIA Insured            11/30 at 54.04        AAA       5,795,600

      30,980  Harris County-Houston Sports Authority, Texas, Junior Lien Revenue
                Refunding Bonds, Series 2001B, 5.250%, 11/15/40 - MBIA Insured           11/11 at 100.00        AAA      32,239,337

              Hays Consolidated Independent School District, Hays County, Texas,
                General Obligation School Building Bonds, Series 2001:
      10,715    0.000%, 8/15/25 (Pre-refunded to 8/15/11)                                  8/11 at 43.18        AAA       3,679,745
      12,940    0.000%, 8/15/26 (Pre-refunded to 8/15/11)                                  8/11 at 40.60        AAA       4,179,102

              Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention
                and Entertainment Project, Series 2001B:
       5,000    0.000%, 9/01/30 - AMBAC Insured                                             No Opt. Call        AAA       1,399,100
       5,000    0.000%, 9/01/31 - AMBAC Insured                                             No Opt. Call        AAA       1,323,700

       5,000  Metro Health Facilities Development Corporation, Texas, Hospital Revenue
                Bonds, Wilson N. Jones Memorial Hospital, Series 2001, 7.250%, 1/01/31    1/11 at 100.00         B1       5,098,600

      10,500  Texas, General Obligation Bonds, Water Financial Assistance Program,
                Series 2001, 5.250%, 8/01/35                                              8/11 at 100.00        Aa1      11,038,335

       2,000  Tom Green County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Shannon Health System Project, Series 2001,
                6.750%, 5/15/21                                                           5/11 at 101.00       Baa3       2,156,480
------------------------------------------------------------------------------------------------------------------------------------
              Virginia - 0.2% (0.1% of Total Investments)

       5,000  Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds,
                Route 895 Connector Toll Road, Series 1998B, 0.000%, 8/15/33               8/08 at 23.55         BB         917,050
------------------------------------------------------------------------------------------------------------------------------------
              Washington - 6.0% (4.1% of Total Investments)

              Seattle, Washington, Municipal Light and Power Revenue Refunding
                and Improvement Bonds, Series 2001:
       4,820    5.500%, 3/01/19 - FSA Insured                                             3/11 at 100.00        AAA       5,295,204
       7,250    5.125%, 3/01/26 - FSA Insured                                             3/11 at 100.00        AAA       7,531,663

       3,500  Tacoma, Washington, Electric System Revenue Refunding Bonds, Series .
                2001A, 5.750%, 1/01/18 - FSA Insured                                      1/11 at 101.00        AAA       3,916,535

       1,010  Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-
                Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26                        6/13 at 100.00        BBB       1,062,722

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Washington (continued)

$      2,100  Washington, Certificates of Participation, Washington Convention and
                Trade Center, Series 1999, 5.125%, 7/01/13 - MBIA Insured                 7/09 at 100.00        AAA  $    2,247,714

       7,500  Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters
                of Providence Health System, Series 2001A, 5.250%, 10/01/21 -
                MBIA Insured                                                             10/11 at 100.00        AAA       8,030,475
------------------------------------------------------------------------------------------------------------------------------------
              West Virginia - 1.1% (0.8% of Total Investments)

       5,000  Mason County, West Virginia, Pollution Control Revenue Bonds,
                Appalachian Power Company, Series 2003L, 5.500%, 10/01/22                10/11 at 100.00        BBB       5,128,750
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 0.7% (0.4% of Total Investments)

       1,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Divine Savior Healthcare, Series 2002A, 7.375%, 5/01/26                   5/12 at 100.00        N/R       1,046,900

       2,100  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Wheaton Franciscan Services Inc., Series 2003A, 5.125%, 8/15/33           8/13 at 100.00          A       2,139,625
------------------------------------------------------------------------------------------------------------------------------------
$    747,473  Total Long-Term Investments (cost $629,869,916) - 145.4%                                                  679,992,638
============------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.1%                                                                        9,522,909
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (47.5)%                                                         (222,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $  467,515,547
              ======================================================================================================================
Forward Swap Contracts outstanding at April 30, 2005:                                                          Swap      Unrealized
                                                                                            Effective   Termination    Appreciation
                                                                       Notional Amount         Date(2)         Date   (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated January 11, 2005, to pay semi-annually the notional amount multiplied by 5.235% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR
(United States Dollar-London Inter-Bank Offered Rates).                    $17,700,000        8/17/05       8/17/25       $(583,127)

Agreement with Morgan Stanley dated January 31, 2005, to pay semi-annually the notional  amount multiplied by 5.058% (annualized)
and receive quarterly the notional amount multiplied by the
three-month USD-LIBOR (United States Dollar-London Inter-Bank Offered
Rates).                                                                    $12,500,000        8/16/05       8/16/35         (57,172)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(640,299)
------------------------------------------------------------------------------------------------------------------------------------


            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

            (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

              * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

            N/R   Investment is not rated.

              # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

          (PLG) Portion of security, with an aggregate market value of $421,775, has been pledged to collateralize the net payment obligations under forward swap contracts.

            (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Nuveen Dividend Advantage Municipal Fund 3 (NZF)

      Portfolio of
            Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Alabama - 0.9% (0.6% of Total Investments)

$      5,655  Alabama State Port Authority, Revenue Bonds, State Docks Department
                Facilities, Series 2001, 5.250%, 10/01/26 (Alternative Minimum Tax) -
                AMBAC Insured                                                            10/11 at 100.00        AAA  $    5,869,890
------------------------------------------------------------------------------------------------------------------------------------
              Alaska - 0.7% (0.5% of Total Investments)

       4,000  Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series
                1998A, 5.250%, 7/01/14 (Alternative Minimum Tax) - AMBAC Insured          7/08 at 100.00        AAA       4,160,640
------------------------------------------------------------------------------------------------------------------------------------
              Arkansas - 0.9% (0.6% of Total Investments)

              Sebastian County Health Facilities Board, Arkansas, Hospital Revenue
                Improvement Bonds, Sparks Regional Medical Center, Series 2001A:
       1,805    5.500%, 11/01/13                                                         11/11 at 101.00       Baa1       1,932,198
       1,900    5.500%, 11/01/14                                                         11/11 at 101.00       Baa1       2,016,413
       1,745    5.250%, 11/01/21                                                         11/11 at 101.00       Baa1       1,776,061
------------------------------------------------------------------------------------------------------------------------------------
              California - 10.2% (6.9% of Total Investments)

       5,000  California Infrastructure Economic Development Bank, Revenue Bonds,
                Kaiser Hospital Assistance LLC, Series 2001A, 5.550%, 8/01/31             8/11 at 102.00         A+       5,327,100

      18,850  California, General Obligation Veterans Welfare Bonds, Series 2001BZ,
                5.350%, 12/01/21 (Alternative Minimum Tax) - MBIA Insured                 6/07 at 101.00        AAA      19,312,391

       1,500  California Statewide Community Development Authority, Senior Lien
                Revenue Bonds, East Valley Tourist Authority, Series 2003B, 9.250%,      10/15 at 103.00        N/R       1,658,730
                10/01/20 (a)

       5,000  California Statewide Community Development Authority, Revenue Bonds,
                Kaiser Permanente System, Series 2004G, 2.300%, 4/01/34 (Mandatory put
                5/01/07)                                                                    No Opt. Call         A+       4,897,450

              Los Angeles Regional Airports Improvement Corporation,
                California, Lease Revenue Refunding Bonds, LAXFUEL Corporation
                at Los Angeles International Airport, Series 2001:
      13,955    5.750%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured                 1/12 at 100.00        AAA      15,367,665
       5,000    5.375%, 1/01/21 (Alternative Minimum Tax) - AMBAC Insured                 1/12 at 100.00        AAA       5,250,300
       1,500    5.250%, 1/01/23 (Alternative Minimum Tax) - AMBAC Insured                 1/12 at 100.00        AAA       1,554,945
      10,000    5.500%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured                 1/12 at 100.00        AAA      10,450,000
------------------------------------------------------------------------------------------------------------------------------------
              Colorado - 7.7% (5.2% of Total Investments)

       2,250  Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited
                Tax General Obligation Bonds, Series 2002, 7.375%, 12/01/32              12/12 at 100.00        N/R       2,375,235

       1,775  Colorado Educational and Cultural Facilities Authority, Charter School
                Revenue Bonds, Weld County School District 6 - Frontier Academy, Series
                2001, 7.375%, 6/01/31                                                     6/11 at 100.00        Ba1       1,839,326

       3,250  Colorado Educational and Cultural Facilities Authority, Charter School
                Revenue Bonds, Montessori Peaks Building Foundation, Series 2002A,
                8.000%, 5/01/32                                                           5/12 at 102.00        N/R       3,400,183

       1,700  Colorado Educational and Cultural Facilities Authority, Charter School
                Revenue Bonds, Belle Creek Education Center, Series 2002A, 7.625%,
                3/15/32                                                                   3/12 at 100.00        N/R       1,724,837

       3,380  Colorado Housing Finance Authority, Multifamily Project Bonds, Class I,
                Series 2001A-1, 5.500%, 4/01/31 (Alternative Minimum Tax)                10/11 at 100.00        AAA       3,502,694

      10,100  Colorado Springs, Colorado, Utility System Revenue Refunding and
                Improvement Bonds, Series 1997A, 5.375%, 11/15/26                        11/07 at 100.00         AA      10,561,065

       2,000  Denver City and County, Colorado, Airport System Revenue Refunding Bonds,
                Series 2001A, 5.500%, 11/15/16 (Alternative Minimum Tax) - FGIC Insured  11/11 at 100.00        AAA       2,170,240

              Denver City and County, Colorado, Airport System Revenue Bonds, Series
                1996A:
      19,150    5.750%, 11/15/16 - MBIA Insured                                          11/06 at 101.00        AAA      20,132,012
       1,105    5.500%, 11/15/25 - MBIA Insured                                          11/06 at 101.00        AAA       1,150,692

       1,000  Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue    6/14 at 101.00        N/R       1,111,970
                Bonds, Series 2003,  8.000%, 12/01/25

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Delaware - 0.5% (0.3% of Total Investments)

$      2,835  Delaware State Housing Authority, Multifamily Mortgage Revenue Bonds,
                Series 2001A, 5.400%, 7/01/24                                             7/12 at 100.00        Aa3  $    2,846,652

------------------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 1.0% (0.7% of Total Investments)

       6,000  District of Columbia, Revenue Bonds, Catholic University of America,
                Series 1999, 5.625%, 10/01/29 - AMBAC Insured                            10/09 at 101.00        AAA       6,546,240

------------------------------------------------------------------------------------------------------------------------------------
              Florida - 2.0% (1.3% of Total Investments)

       2,000  Dade County, Florida, Water and Sewerage System Revenue Bonds, Series
                1997, 5.375%, 10/01/16 - FGIC Insured                                    10/07 at 102.00        AAA       2,148,820

       2,230  Florida State Board of Education, Full Faith and Credit Public Education
                Capital Outlay Refunding Bonds, Series 1995D, 4.750%, 6/01/22
                (Pre-refunded to 6/01/05)                                                 6/05 at 101.00        AAA       2,256,760

              Orange County Housing Finance Authority, Florida, Multifamily Housing
                Revenue Bonds, Oak Glen Apartments, Series 2001G:
       1,105    5.400%, 12/01/32 - FSA Insured                                           12/11 at 100.00        AAA       1,140,570
       2,195    5.450%, 12/01/41 - FSA Insured                                           12/11 at 100.00        AAA       2,260,060

       4,175  Pace Property Finance Authority Inc., Florida, Utility System Improvement
                and Revenue Refunding Bonds, Series 1997, 5.250%, 9/01/17 - AMBAC
                Insured                                                                   9/07 at 102.00        AAA       4,459,902
------------------------------------------------------------------------------------------------------------------------------------
              Georgia - 2.3% (1.6% of Total Investments)

       5,000  Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%,
                1/01/30 (Alternative Minimum Tax) - FGIC Insured                          1/10 at 101.00        AAA       5,297,250

       2,700  Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series
                2001, 7.900%, 12/01/24                                                   12/11 at 101.00        N/R       2,946,996

       3,740  Gainesville and Hall County Hospital Authority, Georgia, Revenue
                Anticipation Certificates, Northeast Georgia Health Services Inc.,
                Series 2001, 5.500%, 5/15/31                                              5/11 at 100.00         A-       3,868,132

       2,000  Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series
                2000, 5.625%, 2/01/30 (Pre-refunded to 2/01/10) - FGIC Insured            2/10 at 101.00        AAA       2,242,180
------------------------------------------------------------------------------------------------------------------------------------
              Hawaii - 0.9% (0.6% of Total Investments)

       5,125  Hawaii, Highway Revenue Bonds, Series 2001, 5.375%, 7/01/21 (Pre-refunded
                to 7/01/11) - FSA Insured                                                 7/11 at 100.00        AAA       5,721,806
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 16.6% (11.2% of Total Investments)

       3,000  Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
                Program, Series 2001A, 5.500%, 1/01/31 - FGIC Insured                     1/11 at 100.00        AAA       3,249,900

       2,500  Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B,
                5.125%, 1/01/25 - FGIC Insured                                            1/06 at 102.00        AAA       2,578,550

       8,375  Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%,
                1/01/19 (Alternative Minimum Tax) - FSA Insured                           1/11 at 101.00        AAA       8,976,744

       4,950  Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds,
                O'Hare International Airport, Series 2001A, 5.375%, 1/01/32
                (Alternative Minimum Tax) - AMBAC Insured                                 1/11 at 101.00        AAA       5,183,590

       1,750  Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28
                - FGIC Insured                                                            7/08 at 102.00        AAA       1,859,008

      10,800  Chicago, Illinois, Sales Tax Revenue Bonds, Series 1999, 5.375%, 1/01/30
                (Pre-refunded to 1/01/09) - FGIC Insured                                  1/09 at 101.00        AAA      11,795,760

              Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds,
                Series 2001A:
       2,220    5.500%, 1/01/16 - MBIA Insured                                              No Opt. Call        AAA       2,528,580
       8,610    5.500%, 1/01/26 (Pre-refunded to 1/01/11) - AMBAC Insured                 1/11 at 100.00        AAA       9,627,013

      10,000  Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.000%,
                11/01/26 (Pre-refunded to 11/01/11) - AMBAC Insured                      11/11 at 100.00        AAA      10,983,100

       1,100  Illinois Health Facilities Authority, Revenue Bonds, Condell Medical
                Center, Series 2000, 6.500%, 5/15/30                                      5/10 at 101.00       Baa2       1,181,873

      15,000  Illinois Health Facilities Authority, Revenue Bonds, Loyola University
                Health System, Series 2001A, 6.125%, 7/01/31                              7/11 at 100.00       Baa1      15,812,250

       9,000  Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement
                Communities Inc., Series 2001, 5.875%, 12/01/31                          12/11 at 101.00       BBB+       9,335,700

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Illinois (continued)

$      2,000  Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding
                Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 6/15/29
                - FGIC Insured                                                              No Opt. Call        AAA  $    2,359,740

      16,900  Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
                McCormick Place Expansion Project, Series 1999A, 5.250%, 12/15/28 -
                FGIC Insured                                                             12/09 at 101.00        AAA      18,055,791
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 5.1% (3.5% of Total Investments)

              Clark-Pleasant Community School Building Corporation, Indiana, First
                Mortgage Bonds, Series 2001:
       1,255    5.000%, 7/15/21 - AMBAC Insured                                           1/12 at 100.00        AAA       1,328,907
       1,000    5.000%, 1/15/26 - AMBAC Insured                                           1/12 at 100.00        AAA       1,037,240

              Evansville Vanderburgh Public Library Lease Corporation, Indiana, First
                Mortgage Bonds, Series 2001:
       2,000    5.750%, 7/15/18 (Pre-refunded to 1/15/12) - MBIA Insured                  1/12 at 100.00        AAA       2,289,220
       2,750    5.125%, 1/15/24 (Pre-refunded to 1/15/12) - MBIA Insured                  1/12 at 100.00        AAA       3,045,075

       3,435  Gary, Indiana, GNMA/FHA Mortgage Revenue Bonds, Windsor Square Project,
                Series 2001A, 5.375%, 10/20/41 (Alternative Minimum Tax)                 11/11 at 102.00        AAA       3,516,856

       1,250  Hamilton Southeastern Cumberland Campus School Building Corporation,
                Indiana, First Mortgage Bonds, Series 2001, 5.125%, 1/15/23 - AMBAC
                Insured                                                                   1/12 at 100.00        AAA       1,336,538

       2,800  Indiana Health Facility Financing Authority, Revenue Bonds, Community
                Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35 (WI, settling
                5/04/05) - AMBAC Insured                                                  5/15 at 100.00        AAA       2,902,648

       9,500  Indiana Educational Facilities Authority, Revenue Bonds, Butler
                University, Series 2001, 5.500%, 2/01/26 - MBIA Insured                   2/11 at 100.00        AAA      10,301,705

       2,650  Indianapolis, Indiana, Special Facility Revenue Bonds, United Airlines
                Inc., Indianapolis Maintenance Center Project, Series 1995A, 6.500%,
                11/15/31 (Alternative Minimum Tax) #                                     11/05 at 102.00        N/R         248,790

       3,500  University of Southern Indiana, Student Fee Bonds, Series 2001H, 5.000%,
                10/01/21 - AMBAC Insured                                                 10/11 at 100.00        Aaa       3,720,850

              Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds,
                Series 2001:
       1,150    5.625%, 7/15/18 - AMBAC Insured                                           1/13 at 101.00        AAA       1,297,671
       1,090    5.500%, 7/15/22 - AMBAC Insured                                           1/13 at 101.00        AAA       1,219,230
------------------------------------------------------------------------------------------------------------------------------------
              Iowa - 5.2% (3.5% of Total Investments)

       2,000  Iowa Finance Authority, Healthcare Revenue Bonds, Great River Medical
                Center, Series 2001, 5.250%, 5/15/31 - FSA Insured                        5/11 at 100.00        AAA       2,092,560

              Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue
                Bonds, Series 2001B:
      28,000    5.300%, 6/01/25                                                           6/11 at 101.00        BBB      26,588,800
       3,950    5.600%, 6/01/35                                                           6/11 at 101.00        BBB       3,759,847
------------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 3.1% (2.1% of Total Investments)

      18,500  Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
                Sewer and Drainage System Revenue Bonds, Series 2001A, 5.125%, 5/15/27
                - MBIA Insured                                                           11/11 at 101.00        AAA      19,567,265
------------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 3.2% (2.1% of Total Investments)

      19,890  Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement
                Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39                         5/11 at 101.00        BBB      19,802,285
------------------------------------------------------------------------------------------------------------------------------------
              Maine - 1.1% (0.8% of Total Investments)

              Maine State Housing Authority, Mortgage Purchase Bonds, Series 2001B:
       4,610    5.400%, 11/15/21 (Alternative Minimum Tax)                               11/10 at 100.00        AA+       4,792,003
       2,120    5.500%, 11/15/32 (Alternative Minimum Tax)                               11/10 at 100.00        AA+       2,186,759
------------------------------------------------------------------------------------------------------------------------------------
              Maryland - 2.1% (1.4% of Total Investments)

              Maryland Community Development Administration, Multifamily Housing Insured
                Mortgage Loans, Series 2001B:
         715    5.250%, 5/15/21 (Alternative Minimum Tax)                                 5/11 at 100.00        Aa2         741,748
       1,570    5.250%, 7/01/21 (Alternative Minimum Tax)                                 7/11 at 100.00        Aa2       1,629,739

      10,600  Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run
                Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)           9/05 at 102.00        N/R      10,835,002

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 0.9% (0.6% of Total Investments)

$      5,000  Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air
                Lines Inc., Series 2001A, 5.500%, 1/01/18 (Alternative Minimum Tax) -
                AMBAC Insured                                                             1/11 at 101.00        AAA  $    5,292,500

         355  Massachusetts Housing Finance Agency, Single Family Housing Revenue
                Bonds, Series 71, 5.650%, 6/01/31 (Alternative Minimum Tax) - FSA
                Insured                                                                   6/09 at 100.00        AAA         356,328
------------------------------------------------------------------------------------------------------------------------------------
              Michigan - 8.9% (6.0% of Total Investments)

      15,000  Detroit City School District, Wayne County, Michigan, Unlimited Tax
                School Building and Site Improvement Bonds, Series 2001A, 6.000%,
                5/01/29 - FSA Insured                                                       No Opt. Call        AAA      18,859,950

      11,000  Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum
                  Health, Series 2001A, 5.500%, 1/15/31                                   7/11 at 101.00         AA      11,694,430

       3,485  Michigan State Hospital Finance Authority, Hospital Revenue Refunding
                Bonds, Sisters of Mercy Health Corporation, Series 1993P, 5.375%,
                8/15/14 - MBIA Insured                                                      No Opt. Call        AAA       3,852,842

              Michigan State Hospital Finance Authority, Hospital Revenue Refunding
                Bonds, Sparrow Obligated Group, Series 2001:
       1,400    5.500%, 11/15/21                                                         11/11 at 101.00         A+       1,487,304
       2,500    5.625%, 11/15/31                                                         11/11 at 101.00         A+       2,642,975

       1,355  Michigan State Hospital Finance Authority, Hospital Revenue Bonds,
                Detroit Medical Center Obligated Group, Series 1998A, 5.250%,
                8/15/23                                                                   8/08 at 101.00        Ba3       1,211,099

      12,640  Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
                William Beaumont Hospital, Series 2001M, 5.250%, 11/15/31 - MBIA
                Insured                                                                  11/11 at 100.00        AAA      13,288,938

       2,395  Ypsilanti Community Utilities Authority, Washtenaw County, Michigan,
                General Obligation Bonds, Sanitary Sewerage System 3, Series 2001,
                5.100%, 5/01/31 - FGIC Insured                                            5/11 at 100.00        AAA       2,551,777
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 0.4% (0.3% of Total Investments)

       2,360  Dakota County Community Development Agency, Minnesota, GNMA
                Collateralized Multifamily Housing Revenue Bonds, Rose Apartments
                Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)         10/11 at 105.00        Aaa       2,513,872
------------------------------------------------------------------------------------------------------------------------------------
              Mississippi - 1.4% (0.9% of Total Investments)

       2,155  Mississippi Business Finance Corporation, GNMA Collateralized Retirement
                Facility Mortgage Revenue Refunding Bonds, Aldersgate Retirement
                Community Inc. Project, Series 1999A, 5.450%, 5/20/34                     5/09 at 103.00        AAA       2,283,438

       6,420  Mississippi, Highway Revenue Bonds, Series 1999, 5.250%, 6/01/05              No Opt. Call        AAA       6,435,344
------------------------------------------------------------------------------------------------------------------------------------
              Missouri - 2.5% (1.7% of Total Investments)

       2,000  Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds,
                Gravois Bluffs Redevelopment Project, Series 2002, 6.125%, 10/01/21      10/12 at 100.00        N/R       2,062,340

              Missouri Development Finance Board, Cultural Facilities Revenue Bonds,
                Nelson Gallery Foundation, Series 2001A:
       3,335    5.250%, 12/01/19 - MBIA Insured                                          12/11 at 100.00        AAA       3,656,761
       3,510    5.250%, 12/01/20 - MBIA Insured                                          12/11 at 100.00        AAA       3,812,597
       3,695    5.250%, 12/01/21 - MBIA Insured                                          12/11 at 100.00        AAA       4,013,546
       2,040    5.250%, 12/01/22 - MBIA Insured                                          12/11 at 100.00        AAA       2,210,911
------------------------------------------------------------------------------------------------------------------------------------
              Montana - 0.8% (0.6% of Total Investments)

       5,000  Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater
                Mining Company Project, Series 2000, 8.000%, 7/01/20 (Alternative
                Minimum Tax)                                                              7/10 at 101.00        Ba3       5,267,000
------------------------------------------------------------------------------------------------------------------------------------
              Nebraska - 1.0% (0.7% of Total Investments)

              Nebraska Investment Finance Authority, Single Family Housing Revenue
                Bonds, Series 2001D:
       2,570    5.250%, 9/01/21 (Alternative Minimum Tax)                                 9/11 at 100.00        AAA       2,660,079
       3,460    5.375%, 9/01/32 (Alternative Minimum Tax)                                 9/11 at 100.00        AAA       3,552,174
------------------------------------------------------------------------------------------------------------------------------------
              Nevada - 7.5% (5.1% of Total Investments)

      35,000  Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series
                2000, 5.500%, 7/01/30 - MBIA Insured                                      7/10 at 100.00        AAA      37,938,950

       4,000  Director of Nevada State Department of Business and Industry, Revenue
                Bonds, Las Vegas Monorail Project, Second Tier, Series 2000, 7.375%,
                1/01/40                                                                   1/10 at 102.00        N/R       4,185,880

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Nevada (continued)

$        470  Nevada Housing Division, Single Family Mortgage Senior Bonds, Series
                1998A-1, 5.300%, 4/01/18 (Alternative Minimum Tax)                        4/08 at 101.50        Aaa  $      484,307

       4,290   University of Nevada, Revenue Bonds, Community College System, Series
                2001A, 5.250%, 7/01/26 - FGIC Insured                                     1/12 at 100.00        AAA       4,619,300
------------------------------------------------------------------------------------------------------------------------------------
              New Hampshire - 0.4% (0.2% of Total Investments)

       2,000  New Hampshire Health and Education Authority, Hospital Revenue Bonds,
                Concord Hospital, Series 2001, 5.500%, 10/01/21 - FSA Insured            10/11 at 101.00        Aaa       2,207,540
------------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 2.4% (1.6% of Total Investments)

      10,000  New Jersey Economic Development Authority, Water Facilities Revenue
                Bonds, American Water Company, Series 2002A, 5.250%, 11/01/32
                (Alternative Minimum Tax) - AMBAC Insured                                11/12 at 101.00        Aaa      10,530,200

       4,125  New Jersey Transit Corporation, Certificates of Participation, Federal
                Transit Administration Grants, Series 2002A, 5.500%, 9/15/13 - AMBAC
                Insured                                                                     No Opt. Call        AAA       4,679,029
------------------------------------------------------------------------------------------------------------------------------------
              New York - 5.3% (3.6% of Total Investments)

       1,780  East Rochester Housing Authority, New York, GNMA Secured Revenue Bonds,
                Gates Senior Housing Inc. Project, Series 2001, 5.300%, 4/20/31          10/11 at 101.00        AAA       1,849,758

       5,350  Metropolitan Transportation Authority, New York, Dedicated Tax Fund
                Bonds, Series 2001A, 5.000%, 11/15/31 (Pre-refunded to 11/15/11) - FGIC
                Insured                                                                  11/11 at 100.00        AAA       5,884,625

       4,155  Monroe County Airport Authority, New York, Revenue Refunding Bonds,
                Greater Rochester International Airport, Series 1999, 5.750%, 1/01/13
                (Alternative Minimum Tax) - MBIA Insured                                    No Opt. Call        AAA       4,655,844

       2,500  New York City, New York, General Obligation Bonds, Fiscal Series 2002G,
                5.625%, 8/01/20 - MBIA Insured                                            8/12 at 100.00        AAA       2,791,825

              New York City Municipal Water Finance Authority, New York, Water and
                Sewerage System Revenue Bonds, Fiscal Series 2001A:
       8,610    5.500%, 6/15/33 - MBIA Insured                                            6/10 at 101.00        AAA       9,377,323
       5,710    5.500%, 6/15/33 - FGIC Insured                                            6/10 at 101.00        AAA       6,218,875

       2,000  New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed Bonds,
                Series 2003B-1C, 5.500%, 6/01/16                                          6/11 at 100.00        AA-       2,210,080
------------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 0.3% (0.2% of Total Investments)

       1,800  North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds,
                Series 2003A, 5.500%, 1/01/13                                               No Opt. Call         A3       2,007,594
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 2.6% (1.8% of Total Investments)

       4,325  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program
                Residential Mortgage Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19
                (Alternative Minimum Tax) - FSA Insured                                   3/08 at 101.50        AAA       4,454,145

       7,800  Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay
                Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)      9/09 at 102.00        N/R       8,086,026

              Portage County, Ohio, General Obligation Bonds, Series 2001:
       1,870    5.000%, 12/01/21 - FGIC Insured                                          12/11 at 100.00        AAA       1,992,915
       1,775    5.000%, 12/01/23 - FGIC Insured                                          12/11 at 100.00        AAA       1,885,725
------------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 0.4% (0.3% of Total Investments)

       2,500  Oklahoma Development Finance Authority, Revenue Refunding Bonds,
                Hillcrest Healthcare System, Series 1999A, 5.625%, 8/15/29 (Pre-
                refunded to 8/15/09)                                                      8/09 at 101.00        AAA       2,755,725
------------------------------------------------------------------------------------------------------------------------------------
              Oregon - 2.5% (1.7% of Total Investments)

       4,700  Oregon Health, Housing, Educational and Cultural Facilities Authority,
                Revenue Bonds, PeaceHealth Project, Series 2001, 5.250%, 11/15/21 -
                AMBAC Insured                                                            11/11 at 101.00        AAA       5,051,842

      10,000  Oregon Housing and Community Services Department, Multifamily Housing
                Revenue Bonds, Series 2000A, 6.050%, 7/01/42 (Alternative Minimum Tax)    7/10 at 100.00        Aaa      10,392,200

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 1.9% (1.4% of Total Investments)

              Allegheny County Hospital Development Authority, Pennsylvania, Revenue
                Bonds, West Penn Allegheny Health System, Series 2000B:
$      2,000    9.250%, 11/15/22                                                         11/10 at 102.00         B1  $    2,363,720
       2,000    9.250%, 11/15/30                                                         11/10 at 102.00         B1       2,363,720

       3,500  Pennsylvania Economic Development Financing Authority, Senior Lien
                Resource Recovery Revenue Bonds, Northampton Generating Project, Series

       3,205  Philadelphia School District, Pennsylvania, General Obligation Bonds,
                Series 2002B, 5.625%, 8/01/16 (Pre-refunded to 8/01/12) - FGIC Insured    8/12 at 100.00        AAA       3,667,033
------------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 1.6% (1.1% of Total Investments)

       2,185  Greenville County, South Carolina, Special Source Revenue Bonds, Road
                Improvement Project, Series 2001, 5.500%, 4/01/21 - AMBAC Insured         4/11 at 101.00        AAA       2,403,238

       6,850  South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series
                2001A, 5.500%, 10/01/22 (Pre-refunded to 10/01/11) - AMBAC Insured       10/11 at 100.00        Aaa       7,713,443
------------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 1.4% (1.0% of Total Investments)

       5,210  Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds,
                Series 2001A, 5.500%, 3/01/14 (Alternative Minimum Tax) - FSA Insured     3/11 at 100.00        AAA       5,664,520

       1,530  Tennessee Housing Development Agency, Homeownership Program Bonds, Series
                1998-2, 5.350%, 7/01/23 (Alternative Minimum Tax)                         1/09 at 101.00         AA       1,578,486

       1,640  Tennessee Housing Development Agency, Homeownership Program Bonds, Series
                2001-3A, 5.200%, 7/01/22 (Alternative Minimum Tax)                        7/11 at 100.00         AA       1,694,645
------------------------------------------------------------------------------------------------------------------------------------
              Texas - 18.1% (12.2% of Total Investments)

       1,125  Brushy Creek Municipal Utility District, Williamson County, Texas,
                Combination Unlimited Tax and Revenue Refunding Bonds, Series 2001,
                5.125%, 6/01/26 - FSA Insured                                             6/09 at 100.00        Aaa       1,182,656

       3,850  Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding
                and Improvement Bonds, Series 2001A, 5.500%, 11/01/35 (Alternative
                Minimum Tax) - FGIC Insured                                              11/11 at 100.00        AAA       4,068,603

       5,000  Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
                System, Series 2004A, 7.000%, 9/01/25                                     9/14 at 100.00        N/R       5,386,350

              Collins and Denton Counties, Frisco, Texas, General Obligation Bonds,
                Series 2001:
       1,910    5.000%, 2/15/20 - FGIC Insured                                            2/11 at 100.00        AAA       2,014,878
       2,005    5.000%, 2/15/21 - FGIC Insured                                            2/11 at 100.00        AAA       2,117,220

       4,040  Harris County, Texas, Tax and Revenue Certificates of Obligation, Series
                2001, 5.000%, 8/15/27                                                     8/11 at 100.00        AA+       4,188,632

       7,000  Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series
                1998B, 5.250%, 7/01/14 (Alternative Minimum Tax) - FGIC Insured           7/08 at 101.00        AAA       7,400,050

              Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds,
                Series 2001A:
       2,525    5.500%, 7/01/13 (Alternative Minimum Tax) - FGIC Insured                  1/12 at 100.00        AAA       2,751,669
       2,905    5.500%, 7/01/14 (Alternative Minimum Tax) - FGIC Insured                  1/12 at 100.00        AAA       3,166,682

       6,000  Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding
                Bonds, Series 2001B, 5.500%, 12/01/29 - MBIA Insured                        No Opt. Call        AAA       7,000,260

              Jefferson County Health Facilities Development Corporation,
                Texas, FHA-Insured Mortgage Revenue Bonds, Baptist
                Hospital of Southeast Texas, Series 2001:
       8,500    5.400%, 8/15/31 - AMBAC Insured                                           8/11 at 100.00        AAA       9,004,475
       8,500    5.500%, 8/15/41 - AMBAC Insured                                           8/11 at 100.00        AAA       9,222,415

      10,700  Laredo Independent School District, Webb County, Texas, General
                Obligation Refunding Bonds, Series 2001, 5.000%, 8/01/25                  8/11 at 100.00        AAA      11,213,921

       2,500  Matagorda County Navigation District 1, Texas, Collateralized Revenue
                Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%,
                11/01/28 (Alternative Minimum Tax) - AMBAC Insured                          No Opt. Call        AAA       2,714,550

       1,540  Medina Valley Independent School District, Medina County, Texas, General
                Obligation Bonds, Series 2001, 5.250%, 2/15/26                            2/11 at 100.00        Aaa       1,613,581

       5,430  Mineral Wells Independent School District, Pale Pinto and Parker Counties,
                Texas, Unlimited School Tax Building and Refunding Bonds, Series 1998,
                4.750%, 2/15/22                                                           2/08 at 100.00        Aaa       5,520,681

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

$      3,000  North Central Texas Health Facilities Development Corporation, Revenue
                Bonds, Texas Health Resources System, Series 1997B, 5.375%, 2/15/26 -
                MBIA Insured                                                              2/08 at 102.00        AAA  $    3,187,890

       3,045  Port of Houston Authority, Harris County, Texas, General Obligation Port
                Improvement Bonds, Series 2001B, 5.500%, 10/01/17 (Alternative Minimum
                Tax) - FGIC Insured                                                      10/11 at 100.00        AAA       3,314,817

      11,380  Texas Department of Housing and Community Affairs, Residential Mortgage
                Revenue Bonds, Series 2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)    7/11 at 100.00        AAA      11,681,456

      15,700  Texas Water Development Board, Senior Lien State Revolving Fund Revenue
                Bonds, Series 1996B, 5.125%, 7/15/18                                      1/07 at 100.00        AAA      16,191,881
------------------------------------------------------------------------------------------------------------------------------------
              Utah - 1.0% (0.7% of Total Investments)

              Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
       2,170    5.200%, 1/01/18 (Alternative Minimum Tax)                                 7/11 at 100.00        AA-       2,223,903
         670    5.500%, 1/01/23 (Alternative Minimum Tax)                                 7/11 at 100.00        Aa2         692,398

              Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
       2,695    4.950%, 7/01/18 (Alternative Minimum Tax)                                 7/11 at 100.00        Aa2       2,723,513
         680    5.300%, 7/01/23 (Alternative Minimum Tax)                                 7/11 at 100.00        AA-         685,250
------------------------------------------------------------------------------------------------------------------------------------
              Virginia - 1.3% (0.9% of Total Investments)

       7,000  Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds,
                Route 895 Connector Toll Road, Series 1998B, 0.000%, 8/15/13               8/08 at 77.58         BB       4,457,880

       3,660  Virginia Housing Development Authority, Commonwealth Mortgage Bonds,
                Series 2001J-1, 5.200%, 7/01/19 - MBIA Insured                            7/11 at 100.00        AAA       3,703,444
------------------------------------------------------------------------------------------------------------------------------------
              Washington - 15.9% (10.8% of Total Investments)

              Bellingham Housing Authority, Washington, Housing Revenue Bonds, Varsity
                Village Project, Series 2001A:
       1,000    5.500%, 12/01/27 - MBIA Insured                                          12/11 at 100.00        Aaa       1,089,720
       2,000    5.600%, 12/01/36 - MBIA Insured                                          12/11 at 100.00        Aaa       2,195,800

       2,090  Public Utility District 1, Benton County, Washington, Electric Revenue
                Refunding Bonds, Series 2001A, 5.625%, 11/01/15 - FSA Insured            11/11 at 100.00        AAA       2,341,490

       1,500  Grays Harbor County Public Utility District 1, Washington, Electric
                System Revenue Bonds, Series 2001, 5.125%, 1/01/22 - AMBAC Insured        1/11 at 100.00        AAA       1,597,335

       2,475  Klickitat County Public Utility District 1, Washington, Electric Revenue
                Bonds, Series 2001B, 5.000%, 12/01/26 - AMBAC Insured                    12/11 at 100.00        AAA       2,567,639

      12,955  Port of Seattle, Washington, Passenger Facility Charge Revenue Bonds,
                Series 1998B, 5.300%, 12/01/16 (Alternative Minimum Tax) - AMBAC
                Insured                                                                  12/08 at 101.00        AAA      13,721,936

              Port of Seattle, Washington, Revenue Bonds, Series 2001B:
       2,535    5.625%, 4/01/18 (Alternative Minimum Tax) - FGIC Insured                 10/11 at 100.00        AAA       2,774,152
      16,000    5.100%, 4/01/24 (Alternative Minimum Tax) - FGIC Insured                 10/08 at 100.00        AAA      16,298,720

       5,680  Seattle, Washington, Municipal Light and Power Revenue Refunding and
                Improvement Bonds, Series 2001, 5.500%, 3/01/18 - FSA Insured             3/11 at 100.00        AAA       6,239,991

       4,530  Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series
                2001, 5.250%, 12/01/21 - AMBAC Insured                                   12/11 at 100.00        AAA       4,890,362

       2,250  Washington, Certificates of Participation, Washington Convention and
                Trade Center, Series 1999, 5.250%, 7/01/14 - MBIA Insured                 7/09 at 100.00        AAA       2,417,333

              Washington State Healthcare Facilities Authority, Revenue Bonds, Group
                Health Cooperative of Puget Sound, Series 2001:
       3,005    5.375%, 12/01/17 - AMBAC Insured                                         12/11 at 101.00        AAA       3,268,929
       2,915    5.375%, 12/01/18 - AMBAC Insured                                         12/11 at 101.00        AAA       3,165,719

       3,720  Washington State Healthcare Facilities Authority, Revenue Bonds,
                Children's Hospital and Regional Medical Center, Series 2001, 5.375%,
                10/01/18 - AMBAC Insured                                                 10/11 at 100.00        Aaa       4,049,890

              Washington State Healthcare Facilities Authority, Revenue Bonds, Good
                Samaritan Hospital, Series 2001:
       5,480    5.500%, 10/01/21 - RAAI Insured                                          10/11 at 101.00         AA       5,868,642
      25,435    5.625%, 10/01/31 - RAAI Insured                                          10/11 at 101.00         AA      27,323,549

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 5.0% (3.4% of Total Investments)

              Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, Series 2001:
$      3,705    5.375%, 1/01/20 - FGIC Insured                                            1/12 at 100.00        Aaa  $    4,029,929
       1,850    5.000%, 1/01/21 - FGIC Insured                                            1/12 at 100.00        Aaa       1,960,630

       1,735  Evansville Community School District, Dane, Green and Rock Counties,
                Wisconsin, General Obligation Refunding Bonds, Series 2001, 5.500%,
                4/01/20 (Pre-refunded to 4/01/11) - FGIC Insured                          4/11 at 100.00        AAA       1,945,213

      12,250  La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds,
                Dairyland Power Cooperative, Series 1997B, 5.550%, 2/01/15 - AMBAC
                Insured                                                                  12/08 at 102.00        AAA      13,278,143

       3,180  Wisconsin, Clean Water Revenue Bonds, Series 1999-1, 5.500%, 6/01/17 (Pre
                -refunded to 6/01/09)                                                     6/09 at 100.00     AA+***       3,483,436

       4,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Froedtert and Community Health Obligated Group, Series 2001, 5.375%,
                10/01/30                                                                 10/11 at 101.00        AA-       4,161,040

       2,500  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Marshfield Clinic, Series 2001B, 6.000%, 2/15/25                          2/12 at 100.00       BBB+       2,641,418
------------------------------------------------------------------------------------------------------------------------------------
$     872,140  Total Long-Term Investments (cost $872,443,293) - 147.0%                                                 920,747,081
============------------------------------------------------------------------------------------------------------------------------

               Short-Term Investments - 0.4% (0.3% of Total Investments)

       1,000  Clark County School District, Nevada, General Obligation Bonds, Variable
                Rate Demand Obligations, Series 2001B, 2.890%, 6/15/21 - FSA Insured+                          A-1+       1,000,000

       1,500  Illinois Health Facilities Authority, Revenue Bonds, Resurrection
                Healthcare System, Variable Rate Demand Obligations, Series 1999A,
                3.040%, 5/15/29 - FSA Insured+                                                                 A-1+       1,500,000
------------------------------------------------------------------------------------------------------------------------------------
$      2,500  Total Short-Term Investments (cost $2,500,000)                                                              2,500,000
============------------------------------------------------------------------------------------------------------------------------
              Total Investments (cost $ 874,943,293) - 147.4%                                                           923,247,081
              ----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.4%                                                                       15,186,685
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (49.8)%                                                         (312,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $  626,433,766
              ======================================================================================================================

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

            N/R   Investment is not rated.

              # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

           (WI)   Security purchased on a when-issued basis.

              +   Security  has a  maturity  of  more  than  one  year,  but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

            (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

      Statement of
          Assets and Liabilities April 30, 2005 (Unaudited)

                                                   Performance         Municipal            Market
                                                          Plus         Advantage       Opportunity
                                                         (NPP)             (NMA)             (NMO)
---------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost
   $1,308,309,053, $952,183,067,
   $996,786,413, $828,954,311,
   $629,869,916 and $874,943,293,
   respectively)                               $ 1,409,492,524   $ 1,030,136,685   $ 1,068,018,542
Cash                                                        --                --           571,082
Receivables:
   Interest                                         22,181,960        18,505,913        17,340,470
   Investments sold                                  1,235,481         3,613,476         2,000,466
Other assets                                            88,872            55,307            57,657
---------------------------------------------------------------------------------------------------
      Total assets                               1,432,998,837     1,052,311,381     1,087,988,217
---------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                       2,719,859         3,703,695                --
Payable for investments purchased                    2,034,620         1,882,831         4,592,870
Forward swaps, at value                                     --                --                --
Accrued expenses:
   Management fees                                     708,827           525,898           542,424
   Other                                               304,127           204,866           231,362
Preferred share dividends payable                      132,276            97,608           119,035
---------------------------------------------------------------------------------------------------
      Total liabilities                              5,899,709         6,414,898         5,485,691
---------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value             479,000,000       358,000,000       380,000,000
---------------------------------------------------------------------------------------------------
Net assets applicable to Common shares         $   948,099,128   $   687,896,483   $   702,502,526
===================================================================================================
Common shares outstanding                           59,914,073        43,025,594        45,540,872
===================================================================================================
Net asset value per Common share
   outstanding (net assets applicable
   to Common shares, divided by
   Common shares outstanding)                  $         15.82   $         15.99   $         15.43
===================================================================================================
NET ASSETS APPLICABLE TO
   COMMON SHARES CONSIST OF:
---------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share        $       599,141   $       430,256   $       455,409
Paid-in surplus                                    836,423,631       601,030,545       635,502,550
Undistributed net investment income                  9,288,051         7,977,521         5,603,138
Accumulated net realized gain (loss)
   from investments and forward swaps                  604,834           504,543       (10,290,700)
Net unrealized appreciation of
   investments and forward swaps                   101,183,471        77,953,618        71,232,129
---------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                               $   948,099,128   $   687,896,483   $   702,502,526
===================================================================================================
Authorized shares:
   Common                                          200,000,000       200,000,000       200,000,000
   Preferred                                         1,000,000         1,000,000         1,000,000
===================================================================================================

                                                      Dividend          Dividend          Dividend
                                                     Advantage       Advantage 2       Advantage 3
                                                         (NAD)             (NXZ)             (NZF)
---------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost
   $1,308,309,053, $952,183,067,
   $996,786,413, $828,954,311,
   $629,869,916 and $874,943,293,
   respectively)                               $   892,855,257   $   679,992,638   $   923,247,081
Cash                                                        --                --                --
Receivables:
   Interest                                         13,872,157        11,581,931        15,532,987
   Investments sold                                  1,631,743           387,090         6,532,018
Other assets                                            49,819            20,471            23,027
---------------------------------------------------------------------------------------------------
      Total assets                                 908,408,976       691,982,130       945,335,113
---------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                       1,382,338         1,453,479         3,356,498
Payable for investments purchased                    1,988,803                --         3,074,230
Forward swaps, at value                                     --           640,299                --
Accrued expenses:
   Management fees                                     270,933           180,411           242,242
   Other                                               154,085           115,113           156,510
Preferred share dividends payable                       77,108            77,281            71,867
---------------------------------------------------------------------------------------------------
      Total liabilities                              3,873,267         2,466,583         6,901,347
---------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value             295,000,000       222,000,000       312,000,000
---------------------------------------------------------------------------------------------------
Net assets applicable to Common shares         $   609,535,709   $   467,515,547   $   626,433,766
===================================================================================================
Common shares outstanding                           39,267,491        29,282,000        40,310,119
===================================================================================================
Net asset value per Common share
   outstanding (net assets applicable
   to Common shares, divided by
   Common shares outstanding)                  $         15.52   $         15.97   $         15.54
===================================================================================================
NET ASSETS APPLICABLE TO
   COMMON SHARES CONSIST OF:
---------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share        $       392,675   $       292,820   $       403,101
Paid-in surplus                                    558,011,161       416,097,281       572,804,348
Undistributed net investment income                  5,405,546         5,895,104         5,614,102
Accumulated net realized gain (loss)
   from investments and forward swaps              (18,174,619)       (4,252,081)         (691,573)
Net unrealized appreciation of
   investments and forward swaps                    63,900,946        49,482,423        48,303,788
---------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                               $   609,535,709   $   467,515,547   $   626,433,766
===================================================================================================
Authorized shares:
   Common                                            Unlimited         Unlimited         Unlimited
   Preferred                                         Unlimited         Unlimited         Unlimited
===================================================================================================

                                 See accompanying notes to financial statements.

      Statement of
          Operations Six Months Ended April 30, 2005 (Unaudited)

                                               PERFORMANCE         MUNICIPAL
                                                      PLUS         ADVANTAGE
                                                     (NPP)             (NMA)
-----------------------------------------------------------------------------
INVESTMENT INCOME                          $    36,198,185   $    27,523,455
-----------------------------------------------------------------------------
EXPENSES
Management fees                                  4,297,221         3,185,468
Preferred shares - auction fees                    593,829           443,822
Preferred shares - dividend
   disbursing agent fees                            24,795            24,795
Shareholders' servicing agent fees
   and expenses                                     89,218            55,681
Custodian's fees and expenses                      144,982           105,420
Directors'/Trustees' fees and expenses              12,262             8,800
Professional fees                                   30,450            38,137
Shareholders' reports - printing and
   mailing expenses                                 62,168            47,681
Stock exchange listing fees                         11,668            10,898
Investor relations expense                          99,595            72,485
Other expenses                                      42,194            35,508
-----------------------------------------------------------------------------
Total expenses before custodian fee
   credit and expense reimbursement              5,408,382         4,028,695
   Custodian fee credit                            (37,861)          (33,276)
   Expense reimbursement                                --                --
-----------------------------------------------------------------------------
Net expenses                                     5,370,521         3,995,419
-----------------------------------------------------------------------------
Net investment income                           30,827,664        23,528,036
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments          605,352           556,527
Net realized gain (loss) from
   forward swaps                                        --                --
Change in net unrealized appreciation
   (depreciation) of investments                  (328,384)          218,133
Change in net unrealized appreciation
   (depreciation) of forward swaps                      --                --
-----------------------------------------------------------------------------
Net realized and unrealized gain (loss)            276,968           774,660
-----------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                      (4,044,311)       (2,964,868)
From accumulated net realized gains
   from investments                                (69,318)          (47,587)
-----------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders                    (4,113,629)       (3,012,455)
-----------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations        $    26,991,003   $    21,290,241
=============================================================================

                                                    MARKET          DIVIDEND          DIVIDEND          DIVIDEND
                                               OPPORTUNITY         ADVANTAGE       ADVANTAGE 2       ADVANTAGE 3
                                                     (NMO)             (NAD)             (NXZ)             (NZF)
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                          $    27,642,832   $    23,315,850   $    18,121,497   $    23,483,672
-----------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                  3,290,771         2,766,907         2,104,400         2,850,339
Preferred shares - auction fees                    471,096           365,719           275,219           386,795
Preferred shares - dividend
   disbursing agent fees                            19,836            14,877            14,877            14,877
Shareholders' servicing agent fees
   and expenses                                     60,737             7,828             3,310             4,520
Custodian's fees and expenses                      110,612            98,294            72,237            94,395
Directors'/Trustees' fees and expenses               9,105             7,769             5,694             7,955
Professional fees                                   32,434           213,561            24,397            21,427
Shareholders' reports - printing and
   mailing expenses                                 46,777            41,189            29,612            40,784
Stock exchange listing fees                          8,869             7,684             1,237             1,705
Investor relations expense                          75,773            63,081            46,590            63,348
Other expenses                                      34,889            26,748            21,650            23,084
-----------------------------------------------------------------------------------------------------------------
 Total expenses before custodian fee
   credit and expense reimbursement              4,160,899         3,613,657         2,599,223         3,509,229
   Custodian fee credit                            (28,866)          (33,912)          (20,137)          (20,074)
   Expense reimbursement                                --        (1,121,369)       (1,017,005)       (1,387,034)
-----------------------------------------------------------------------------------------------------------------
Net expenses                                     4,132,033         2,458,376         1,562,081         2,102,121
-----------------------------------------------------------------------------------------------------------------
Net investment income                           23,510,799        20,857,474        16,559,416        21,381,551
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) from investment        3,963,749         2,694,107           (57,416)           (9,148)
 Net realized gain (loss) from
   forward swaps                                        --                --        (3,952,217)               --
 Change in net unrealized appreciation
   (depreciation) of investments                (5,327,913)       (4,981,863)       11,500,810         7,947,673
 Change in net unrealized appreciation
   (depreciation) of forward swaps                      --                --         2,892,109                --
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)         (1,364,164)       (2,287,756)       10,383,286         7,938,525
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
 From net investment income                     (3,090,602)       (2,453,586)       (1,869,346)       (2,534,712)
 From accumulated net realized gains
   from investments                                     --                --                --                --
-----------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders                    (3,090,602)       (2,453,586)       (1,869,346)       (2,534,712)
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations        $    19,056,033   $    16,116,132   $    25,073,356   $    26,785,364
=================================================================================================================

                                 See accompanying notes to financial statements.

      Statement of
          Changes in Net Assets (Unaudited)

                                                  PERFORMANCE PLUS (NPP)
                                           ----------------------------------
                                                SIX MONTHS              YEAR
                                                     ENDED             ENDED
                                                   4/30/05          10/31/04
-----------------------------------------------------------------------------
OPERATIONS
Net investment income                      $    30,827,664   $    62,636,215
Net realized gain (loss) from investments          605,352         6,618,657
Net realized gain (loss) from
   forward swaps                                        --                --
Change in net unrealized appreciation
   (depreciation) of investments                  (328,384)       18,902,259
Change in net unrealized appreciation
   (depreciation) of forward swaps                      --                --
Distributions to Preferred shareholders:
   From net investment income                   (4,044,311)       (4,452,180)
   From accumulated net realized gains
      from investments                             (69,318)               --
-----------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations             26,991,003        83,704,951
-----------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                     (28,980,418)      (58,236,491)
From accumulated net realized gains
   from investments                               (904,764)               --
-----------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                      (29,885,182)      (58,236,491)
-----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                                     --                --
-----------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                  (2,894,179)       25,468,460
Net assets applicable to Common
   shares at the beginning of period           950,993,307       925,524,847
-----------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period             $   948,099,128   $   950,993,307
=============================================================================
Undistributed net investment income at
   the end of period                       $     9,288,051   $    11,485,116
=============================================================================

                                                MUNICIPAL ADVANTAGE (NMA)            MARKET OPPORTUNITY (NMO)
                                           ---------------------------------   ----------------------------------
                                                SIX MONTHS              YEAR        SIX MONTHS              YEAR
                                                     ENDED             ENDED             ENDED             ENDED
                                                   4/30/05          10/31/04           4/30/05          10/31/04
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                      $    23,528,036   $    47,557,854   $    23,510,799   $    47,042,202
Net realized gain (loss) from investments          556,527           687,024         3,963,749        (1,201,262)
Net realized gain (loss) from
   forward swaps                                        --                --                --                --
Change in net unrealized appreciation
   (depreciation) of investments                   218,133        17,410,047        (5,327,913)       17,743,454
Change in net unrealized appreciation
   (depreciation) of forward swaps                      --                --                --                --
Distributions to Preferred shareholders:
   From net investment income                   (2,964,868)       (3,307,419)       (3,090,602)       (3,607,167)
   From accumulated net realized gains
      from investments                             (47,587)          (42,016)               --                --
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations             21,290,241        62,305,490        19,056,033        59,977,227
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                     (21,943,056)      (44,397,396)      (21,313,132)      (43,172,754)
From accumulated net realized gains
   from investments                               (641,084)         (599,790)               --                --
-----------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                      (22,584,140)      (44,997,186)      (21,313,132)      (43,172,754)
-----------------------------------------------------------------------------------------------------------------
Capital Share Transactions
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                                     --           734,804                --                --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                  (1,293,899)       18,043,108        (2,257,099)       16,804,473
Net assets applicable to Common
   shares at the beginning of period           689,190,382       671,147,274       704,759,625       687,955,152
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period             $   687,896,483   $   689,190,382   $   702,502,526   $   704,759,625
=================================================================================================================
Undistributed net investment income at
   the end of period                       $     7,977,521   $     9,357,409   $     5,603,138   $     6,496,073
=================================================================================================================

                                 See accompanying notes to financial statements.

      Statement of
          Changes in Net Assets (Unaudited) (continued)


                                                DIVIDEND ADVANTAGE (NAD)
                                           ----------------------------------
                                                SIX MONTHS              YEAR
                                                     ENDED             ENDED
                                                   4/30/05          10/31/04
-----------------------------------------------------------------------------
OPERATIONS
Net investment income                      $    20,857,474   $    42,956,260
Net realized gain (loss) from investments        2,694,107         1,200,358
Net realized gain (loss) from
   forward swaps                                        --                --
Change in net unrealized appreciation
   (depreciation) of investments                (4,981,863)       16,389,360
Change in net unrealized appreciation
   (depreciation) of forward swaps                      --                --
Distributions to Preferred shareholders:
   From net investment income                   (2,453,586)       (2,680,807)
   From accumulated net realized gains
      from investments                                  --                --
-----------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations             16,116,132        57,865,171
-----------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                     (19,908,619)      (40,278,262)
From accumulated net realized gains
   from investments                                     --                --
-----------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                      (19,908,619)      (40,278,262)
-----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                                     --           475,057
-----------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                  (3,792,487)       18,061,966
Net assets applicable to Common
   shares at the beginning of period           613,328,196       595,266,230
-----------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period             $   609,535,709   $   613,328,196
=============================================================================
Undistributed net investment income at
   the end of period                       $     5,405,546   $     6,910,277
=============================================================================

                                               DIVIDEND ADVANTAGE 2 (NXZ)          DIVIDEND ADVANTAGE 3 (NZF)
                                           ----------------------------------   ---------------------------------
                                                SIX MONTHS              YEAR        SIX MONTHS              YEAR
                                                     ENDED             ENDED             ENDED             ENDED
                                                   4/30/05          10/31/04           4/30/05          10/31/04
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                      $    16,559,416   $    32,923,303   $    21,381,551   $    42,967,136
Net realized gain (loss) from investments          (57,416)         (470,534)           (9,148)          530,482
Net realized gain (loss) from
   forward swaps                                (3,952,217)               --                --                --
Change in net unrealized appreciation
   (depreciation) of investments                11,500,810        18,712,940         7,947,673        23,226,246
Change in net unrealized appreciation
   (depreciation) of forward swaps               2,892,109        (3,532,408)               --                --
Distributions to Preferred shareholders:
   From net investment income                   (1,869,346)       (2,061,411)       (2,534,712)       (2,880,639)
   From accumulated net realized gains
      from investments                                  --           (52,111)               --                --
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations             25,073,356        45,519,779        26,785,364        63,843,225
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                     (15,109,512)      (30,219,035)      (19,469,788)      (38,879,112)
From accumulated net realized gains
   from investments                                     --          (850,299)               --                --
-----------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                      (15,109,512)      (31,069,334)      (19,469,788)      (38,879,112)
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                                     --                --                --                --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                   9,963,844        14,450,445         7,315,576        24,964,113
Net assets applicable to Common
   shares at the beginning of period           457,551,703       443,101,258       619,118,190       594,154,077
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period             $   467,515,547   $   457,551,703   $   626,433,766   $   619,118,190
=================================================================================================================
Undistributed net investment income at
   the end of period                       $     5,895,104   $     6,314,546   $     5,614,102   $     6,237,051
=================================================================================================================

                                 See accompanying notes to financial statements.

      Notes to
            Financial Statements (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Performance Plus Municipal Fund, Inc.
(NPP), Nuveen Municipal Advantage Fund, Inc. (NMA), Nuveen Municipal Market Opportunity Fund, Inc. (NMO), Nuveen Dividend Advantage Municipal Fund (NAD), Nuveen Dividend Advantage Municipal Fund 2 (NXZ) and Nuveen Dividend Advantage Municipal Fund 3 (NZF). Performance Plus (NPP), Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage (NAD) are traded on the New York Stock Exchange while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a derivative investment each Fund may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2005, Performance Plus (NPP), Municipal Advantage (NMA), Market Opportunity (NMO), Dividend Advantage (NAD) and Dividend Advantage 3 (NZF) had outstanding when-issued purchase commitments of $2,034,620, $1,882,831, $4,592,870,
$1,988,803 and $2,848,468, respectively. There were no such outstanding purchase commitments in Dividend Advantage 2 (NXZ).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

      Notes to
            Financial Statements (Unaudited) (continued)

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                         PERFORMANCE      MUNICIPAL          MARKET       DIVIDEND        DIVIDEND       DIVIDEND
                                PLUS      ADVANTAGE     OPPORTUNITY      ADVANTAGE     ADVANTAGE 2    ADVANTAGE 3
                               (NPP)          (NMA)           (NMO)          (NAD)           (NXZ)          (NZF)
-----------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                    4,000          3,000           4,000          4,000           3,000             --
   Series T                    4,000          3,000           4,000          4,000           3,000             --
   Series W                    4,000          3,000           3,200             --              --          4,160
   Series TH                   3,160          2,320              --          3,800              --          4,160
   Series F                    4,000          3,000           4,000             --           2,880          4,160
-----------------------------------------------------------------------------------------------------------------
Total                         19,160         14,320          15,200         11,800           8,880         12,480
=================================================================================================================

Forward Swap Transactions

The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional amount of the forward swap contract. The Funds may close out a contract prior to the effective date at which point a realized gain or loss would be recognized. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Director/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                                                 MUNICIPAL                       MARKET
                                               PERFORMANCE PLUS (NPP)         ADVANTAGE (NMA)               OPPORTUNITY (NMO)
                                            ---------------------------   ---------------------------   --------------------------
                                              SIX MONTHS           YEAR     SIX MONTHS           YEAR     SIX MONTHS          YEAR
                                                   ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                                                 4/30/05       10/31/04        4/30/05       10/31/04        4/30/05      10/31/04
----------------------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions                      --             --             --         45,261             --            --
==================================================================================================================================


                                              DIVIDEND ADVANTAGE (NAD)     DIVIDEND ADVANTAGE 2 (NXZ)   DIVIDEND ADVANTAGE 3 (NZF)
                                            ---------------------------   ---------------------------   --------------------------
                                              SIX MONTHS           YEAR     SIX MONTHS           YEAR     SIX MONTHS          YEAR
                                                   ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                                                 4/30/05       10/31/04        4/30/05       10/31/04        4/30/05      10/31/04
----------------------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions                      --         29,786             --             --             --            --
==================================================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended April 30, 2005, were as follows:

                                             PERFORMANCE      MUNICIPAL         MARKET       DIVIDEND       DIVIDEND      DIVIDEND
                                                    PLUS      ADVANTAGE    OPPORTUNITY      ADVANTAGE    ADVANTAGE 2   ADVANTAGE 3
                                                   (NPP)          (NMA)          (NMO)          (NAD)          (NXZ)         (NZF)
----------------------------------------------------------------------------------------------------------------------------------
Purchases                                    $34,098,198    $58,832,574    $40,872,419    $51,391,980    $ 8,652,452   $ 6,985,456
Sales and maturities                          29,282,400     55,516,620     39,931,662     49,256,493     12,191,240    11,390,000
==================================================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2005, the cost of investments was as follows:

                                             PERFORMANCE      MUNICIPAL         MARKET       DIVIDEND       DIVIDEND      DIVIDEND
                                                    PLUS      ADVANTAGE    OPPORTUNITY      ADVANTAGE    ADVANTAGE 2   ADVANTAGE 3
                                                   (NPP)          (NMA)          (NMO)          (NAD)          (NXZ)         (NZF)
----------------------------------------------------------------------------------------------------------------------------------
Cost of investments                       $1,307,694,314   $951,139,162   $996,262,929   $828,164,536   $629,462,648  $874,810,806
==================================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as follows:

                                             PERFORMANCE      MUNICIPAL         MARKET       DIVIDEND       DIVIDEND      DIVIDEND
                                                    PLUS      ADVANTAGE    OPPORTUNITY      ADVANTAGE    ADVANTAGE 2   ADVANTAGE 3
                                                   (NPP)          (NMA)          (NMO)          (NAD)          (NXZ)         (NZF)
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                             $102,953,528    $83,563,829    $87,453,254    $71,005,257    $54,162,711   $50,876,061
   Depreciation                               (1,155,318)    (4,566,306)   (15,697,641)    (6,314,536)    (3,632,721)   (2,439,786)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                           $101,798,210    $78,997,523    $71,755,613    $64,690,721    $50,529,990   $48,436,275
===================================================================================================================================

      Notes to
           Financial Statements (Unaudited) (continued)

The tax components of undistributed net investment income and net realized gains at October 31, 2004, the Funds' last fiscal year end, were as follows:

                                             PERFORMANCE      MUNICIPAL         MARKET       DIVIDEND       DIVIDEND      DIVIDEND
                                                    PLUS      ADVANTAGE    OPPORTUNITY      ADVANTAGE    ADVANTAGE 2   ADVANTAGE 3
                                                   (NPP)          (NMA)          (NMO)          (NAD)          (NXZ)         (NZF)
----------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *        $15,580,820    $12,161,503     $9,702,437     $9,380,605     $8,540,409    $9,414,844
Undistributed net ordinary income **             238,651             --             --        138,779         22,426        40,697
Undistributed net long-term
   capital gains                                 973,564        686,687             --             --             --            --
==================================================================================================================================

 * Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2004, paid on November 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended October 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                             PERFORMANCE      MUNICIPAL         MARKET       DIVIDEND       DIVIDEND      DIVIDEND
                                                    PLUS      ADVANTAGE    OPPORTUNITY      ADVANTAGE    ADVANTAGE 2   ADVANTAGE 3
                                                   (NPP)          (NMA)          (NMO)          (NAD)          (NXZ)         (NZF)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt
   income                                    $62,627,198    $47,642,154    $46,733,618    $42,925,745    $32,249,670   $41,658,844
Distributions from net ordinary income **             --         11,261             --             --             11            --
Distributions from net long-term
   capital gains                                      --        641,806             --             --        902,410            --
==================================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2004, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                MARKET       DIVIDEND       DIVIDEND      DIVIDEND
                                                                           OPPORTUNITY      ADVANTAGE    ADVANTAGE 2   ADVANTAGE 3
                                                                                 (NMO)          (NAD)          (NXZ)         (NZF)
----------------------------------------------------------------------------------------------------------------------------------
Expiration year:
   2007                                                                    $        --    $ 1,724,693       $     --      $     --
   2008                                                                             --     14,462,547             --            --
   2009                                                                             --             --             --            --
   2010                                                                      1,622,794             --             --       690,125
   2011                                                                     11,657,833      4,594,300             --            --
   2012                                                                        973,824             --        246,691            --
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                      $14,254,451    $20,781,540       $246,691      $690,125
==================================================================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Directors/Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of May 31, 2005, the complex-level fee rate was .1905%; that is, the funds' effective management fees were reduced by approximately .0095%.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                                                         PERFORMANCE PLUS (NPP)
                                                                                      MUNICIPAL ADVANTAGE (NMA)
                                                                                       MARKET OPPORTUNITY (NMO)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)            FUND-LEVEL FEE RATE
----------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                .4500%
For the next $125 million                                                                                 .4375
For the next $250 million                                                                                 .4250
For the next $500 million                                                                                 .4125
For the next $1 billion                                                                                   .4000
For the next $3 billion                                                                                   .3875
For net assets over $5 billion                                                                            .3750
================================================================================================================

                                                                                       DIVIDEND ADVANTAGE (NAD)
                                                                                     DIVIDEND ADVANTAGE 2 (NXZ)
                                                                                     DIVIDEND ADVANTAGE 3 (NZF)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)            FUND-LEVEL FEE RATE
----------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                .4500%
For the next $125 million                                                                                 .4375
For the next $250 million                                                                                 .4250
For the next $500 million                                                                                 .4125
For the next $1 billion                                                                                   .4000
For net assets over $2 billion                                                                            .3750
================================================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                                                  COMPLEX-LEVEL FEE RATE
----------------------------------------------------------------------------------------------------------------
For the first $55 billion                                                                                 .2000%
For the next $1 billion                                                                                   .1800
For the next $1 billion                                                                                   .1600
For the next $3 billion                                                                                   .1425
For the next $3 billion                                                                                   .1325
For the next $3 billion                                                                                   .1250
For the next $5 billion                                                                                   .1200
For the next $5 billion                                                                                   .1175
For the next $15 billion                                                                                  .1150
For Managed Assets over $91 billion (2)                                                                   .1400
================================================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

      Notes to
           Financial Statements (Unaudited) (continued)

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                                                         PERFORMANCE PLUS (NPP)
                                                                                      MUNICIPAL ADVANTAGE (NMA)
                                                                                       MARKET OPPORTUNITY (NMO)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)            MANAGEMENT FEE RATE
----------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                .6500%
For the next $125 million                                                                                 .6375
For the next $250 million                                                                                 .6250
For the next $500 million                                                                                 .6125
For the next $1 billion                                                                                   .6000
For the next $3 billion                                                                                   .5875
For net assets over $5 billion                                                                            .5750
================================================================================================================

                                                                                       DIVIDEND ADVANTAGE (NAD)
                                                                                     DIVIDEND ADVANTAGE 2 (NXZ)
                                                                                     DIVIDEND ADVANTAGE 3 (NZF)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)            MANAGEMENT FEE RATE
----------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                .6500%
For the next $125 million                                                                                 .6375
For the next $250 million                                                                                 .6250
For the next $500 million                                                                                 .6125
For the next $1 billion                                                                                   .6000
For net assets over $2 billion                                                                            .5750
================================================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Dividend Advantage's (NAD) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
JULY 31,                                      JULY 31,
--------------------------------------------------------------------------------
1999*                     .30%                      2005                    .25%
2000                      .30                       2006                    .20
2001                      .30                       2007                    .15
2002                      .30                       2008                    .10
2003                      .30                       2009                    .05
2004                      .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage (NAD) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of Dividend Advantage 2's (NXZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
MARCH 31,                                     MARCH 31,
--------------------------------------------------------------------------------
2001*                     .30%                      2007                    .25%
2002                      .30                       2008                    .20
2003                      .30                       2009                    .15
2004                      .30                       2010                    .10
2005                      .30                       2011                    .05
2006                      .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 2 (NXZ) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Dividend Advantage 3's (NZF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                YEAR ENDING
SEPTEMBER 30,                              SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                     .30%                      2007                    .25%
2002                      .30                       2008                    .20
2003                      .30                       2009                    .15
2004                      .30                       2010                    .10
2005                      .30                       2011                    .05
2006                      .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 3 (NZF) for any portion of its fees and expenses beyond September 30, 2011.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Directors/Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

      Notes to
           Financial Statements (Unaudited) (continued)

7. Subsequent Event - Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2005, to shareholders of record on May 15, 2005, as follows:

                                             PERFORMANCE      MUNICIPAL         MARKET       DIVIDEND       DIVIDEND      DIVIDEND
                                                    PLUS      ADVANTAGE    OPPORTUNITY      ADVANTAGE    ADVANTAGE 2   ADVANTAGE 3
                                                   (NPP)          (NMA)          (NMO)          (NAD)          (NXZ)         (NZF)
----------------------------------------------------------------------------------------------------------------------------------
Dividend per share                                $.0780         $.0830         $.0760         $.0825         $.0860        $.0805
==================================================================================================================================

      Financial Highlights (Unaudited)

      Financial
           Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:


                                                                          Investment Operations
                                              ------------------------------------------------------------------------------
                                                                        Distributions      Distributions
                                                                             from Net              from
                             Beginning                                     Investment            Capital
                                Common                           Net        Income to           Gains to
                                 Share               Net   Realized/        Preferred          Preferred
                             Net Asset        Investment   Unrealized          Share-             Share-
                                 Value            Income   Gain (Loss)       holders+           holders+               Total
----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                         $15.87             $ .51         $ .01          $(.07)            $   --               $ .45
2004                             15.45              1.04           .42           (.07)                --                1.39
2003                             15.38              1.07           .05           (.07)                --                1.05
2002                             15.57              1.09          (.22)          (.10)              (.01)                .76
2001                             14.36              1.10          1.17           (.23)                --                2.04
2000                             13.69              1.12           .69           (.29)                --                1.52
MUNICIPAL ADVANTAGE (NMA)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                          16.02               .55           .01           (.07)                --                 .49
2004                             15.62              1.11           .41           (.08)                --                1.44
2003                             15.41              1.13           .25           (.07)              (.01)               1.30
2002                             15.65              1.15          (.22)          (.10)              (.03)                .80
2001                             14.61              1.16          1.10           (.24)              (.03)               1.99
2000                             13.98              1.24           .63           (.33)                --                1.54
MARKET OPPORTUNITY (NMO)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                          15.48               .52          (.03)          (.07)                --                 .42
2004                             15.11              1.03           .37           (.08)                --                1.32
2003                             14.60              1.03           .50           (.08)                --                1.45
2002                             15.24              1.11          (.70)          (.11)              (.01)                .29
2001                             14.45              1.16           .80           (.26)              (.01)               1.69
2000                             14.11              1.24           .38           (.34)                --                1.28
DIVIDEND ADVANTAGE (NAD)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                          15.62               .53          (.06)          (.06)                --                 .41
2004                             15.17              1.09           .46           (.07)                --                1.48
2003                             14.94              1.10           .19           (.07)                --                1.22
2002                             14.84              1.13           .01           (.10)                --                1.04
2001                             13.59              1.16          1.21           (.24)                --                2.13
2000                             12.78              1.15           .84           (.31)                --                1.68
DIVIDEND ADVANTAGE 2 (NXZ)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                          15.63               .57           .35           (.06)                --                 .86
2004                             15.13              1.12           .51           (.07)                --                1.56
2003                             14.89              1.16           .17           (.07)                --                1.26
2002                             15.07              1.15          (.32)          (.10)                --                 .73
2001(a)                          14.33               .52           .88           (.09)                --                1.31
DIVIDEND ADVANTAGE 3 (NZF)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                          15.36               .53           .19           (.06)                --                 .66
2004                             14.74              1.06           .59           (.07)                --                1.58
2003                             14.56              1.07           .10           (.07)                --                1.10
2002                             14.47              1.03           .16           (.10)                --                1.09
2001(b)                          14.33               .03           .14             --                 --                 .17
============================================================================================================================

                                        Less Distributions
                            -----------------------------------------
                                   Net                                       Offering
                            Investment         Capital                      Costs and            Ending
                             Income to        Gains to                      Preferred            Common
                                Common          Common                          Share             Share            Ending
                                Share-          Share-                   Underwriting         Net Asset            Market
                               holders         holders          Total       Discounts             Value             Value
-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                         $ (.48)        $  (.02)        $ (.50)         $   --          $  15.82         $ 14.2500
2004                              (.97)             --           (.97)             --             15.87           14.9500
2003                              (.95)           (.03)          (.98)             --             15.45           14.6400
2002                              (.90)           (.04)          (.94)           (.01)            15.38           14.2800
2001                              (.83)             --           (.83)             --             15.57           14.5800
2000                              (.84)             --           (.84)           (.01)            14.36           12.1875
MUNICIPAL ADVANTAGE (NMA)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                           (.51)           (.01)          (.52)             --             15.99           15.2000
2004                             (1.03)           (.01)         (1.04)             --             16.02           15.7000
2003                             (1.02)           (.07)         (1.09)             --             15.62           15.4400
2002                              (.94)           (.10)         (1.04)             --             15.41           14.6600
2001                              (.87)           (.08)          (.95)             --             15.65           14.8500
2000                              (.91)             --           (.91)             --             14.61           12.8750
MARKET OPPORTUNITY (NMO)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                           (.47)             --           (.47)             --             15.43           13.9300
2004                              (.95)             --           (.95)             --             15.48           14.4400
2003                              (.94)             --           (.94)             --             15.11           14.2900
2002                              (.91)           (.02)          (.93)             --             14.60           13.8000
2001                              (.87)           (.03)          (.90)             --             15.24           14.6500
2000                              (.94)             --           (.94)             --             14.45           13.0000
DIVIDEND ADVANTAGE (NAD)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                           (.51)             --           (.51)             --             15.52           14.5400
2004                             (1.03)             --          (1.03)             --             15.62           15.3100
2003                              (.99)             --           (.99)             --             15.17           15.1200
2002                              (.94)             --           (.94)             --             14.94           14.5000
2001                              (.88)             --           (.88)             --             14.84           15.1400
2000                              (.86)             --           (.86)           (.01)            13.59           12.6250
DIVIDEND ADVANTAGE 2 (NXZ)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                           (.52)             --           (.52)             --             15.97           15.2900
2004                             (1.03)           (.03)         (1.06)             --             15.63           15.3800
2003                             (1.01)           (.01)         (1.02)             --             15.13           14.8500
2002                              (.91)           (.01)          (.92)            .01             14.89           13.9100
2001(a)                           (.45)             --           (.45)           (.12)            15.07           14.9600
DIVIDEND ADVANTAGE 3 (NZF)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                           (.48)             --           (.48)             --             15.54           14.3200
2004                              (.96)             --           (.96)             --             15.36           14.5000
2003                              (.93)             --           (.93)            .01             14.74           13.8000
2002                              (.91)             --           (.91)           (.09)            14.56           13.5300
2001(b)                             --              --             --            (.03)            14.47           15.0700
=========================================================================================================================


*     Annualized.

** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***   After custodian fee credit and expense reimbursement, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.

(a) For the period March 27, 2001 (commencement of operations) through October 31, 2001.

(b) For the period September 25, 2001 (commencement of operations) through October 31, 2001.

(c)   For the six months ended April 30, 2005.

                                               Total Returns
                                      -----------------------------
                                                             Based
                                                                on
                                           Based            Common
                                              on         Share Net
                                          Market             Asset
                                         Value**           Value**
-------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
-------------------------------------------------------------------
Year Ended 10/31:
2005(c)                                    (1.34)%            2.88%
2004                                        9.10              9.30
2003                                        9.58              6.97
2002                                        4.51              5.03
2001                                       26.96             14.51
2000                                         .90             11.47

MUNICIPAL ADVANTAGE (NMA)
-------------------------------------------------------------------
Year Ended 10/31:
2005(c)                                      .18              3.14
2004                                        8.82              9.57
2003                                       13.17              8.71
2002                                        5.89              5.39
2001                                       23.35             13.97
2000                                        1.46             11.48

MARKET OPPORTUNITY (NMO)
-------------------------------------------------------------------
Year Ended 10/31:
2005(c)                                     (.30)             2.75
2004                                        7.97              9.00
2003                                       10.62             10.24
2002                                         .49              2.03
2001                                       20.03             11.93
2000                                        2.97              9.41

DIVIDEND ADVANTAGE (NAD)
-------------------------------------------------------------------
Year Ended 10/31:
2005(c)                                    (1.69)             2.65
2004                                        8.37             10.06
2003                                       11.41              8.41
2002                                        2.01              7.26
2001                                       27.35             16.03
2000                                        (.79)            13.61

DIVIDEND ADVANTAGE 2 (NXZ)
-------------------------------------------------------------------
Year Ended 10/31:
2005(c)                                     2.81              5.56
2004                                       11.16             10.67
2003                                       14.39              8.67
2002                                        (.81)             5.16
2001(a)                                     2.75              8.39

DIVIDEND ADVANTAGE 3 (NZF)
-------------------------------------------------------------------
Year Ended 10/31:
2005(c)                                     2.14              4.39
2004                                       12.45             11.10
2003                                        9.04              7.82
2002                                       (4.26)             7.20
2001(b)                                      .47               .98
===================================================================

                                                                 Ratios/Supplemental Data
                              ----------------------------------------------------------------------------------------
                                               Before Credit/Refund           After Credit/Refund***
                                             --------------------------   -----------------------------
                                                                  Ratio                           Ratio
                                                                 of Net                          of Net
                                                Ratio of     Investment      Ratio of        Investment
                                    Ending      Expenses      Income to      Expenses         Income to
                                       Net    to Average        Average    to Average           Average
                                    Assets    Net Assets     Net Assets    Net Assets        Net Assets
                                Applicable    Applicable     Applicable    Applicable        Applicable     Portfolio
                                 to Common     to Common      to Common     to Common         to Common      Turnover
                              Shares (000)      Shares++       Shares++      Shares++          Shares++          Rate
----------------------------------------------------------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
----------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                           $948,099          1.15%*         6.57%*        1.15%*            6.58%*           2%
2004                               950,993          1.17           6.69          1.17              6.70            11
2003                               925,525          1.18           6.89          1.18              6.90            10
2002                               921,376          1.18           7.11          1.17              7.12            11
2001                               932,937          1.15           7.29          1.14              7.30            14
2000                               860,556          1.17           8.09          1.16              8.10            25
MUNICIPAL ADVANTAGE (NMA)
----------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                            687,896          1.18*          6.90*         1.17*             6.91*            5
2004                               689,190          1.19           7.00          1.18              7.00             4
2003                               671,147          1.21           7.27          1.20              7.27             7
2002                               662,270          1.22           7.55          1.22              7.55            17
2001                               672,673          1.23           7.60          1.22              7.61            18
2000                               628,099          1.23           8.77          1.23              8.77            39
MARKET OPPORTUNITY (NMO)
----------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                            702,503          1.20*          6.76*         1.19*             6.76*            4
2004                               704,760          1.21           6.75          1.19              6.77             4
2003                               687,955          1.25           6.94          1.25              6.94             9
2002                               664,914          1.24           7.50          1.24              7.51            13
2001                               694,025          1.23           7.73          1.23              7.74            11
2000                               658,070          1.25           8.76          1.23              8.77            52
DIVIDEND ADVANTAGE (NAD)
----------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                            609,536          1.16*          6.55*          .78*             6.93*            6
2004                               613,328          1.14           6.69           .70              7.12             7
2003                               595,266          1.35           6.78           .89              7.24             3
2002                               586,045          1.25           7.24           .80              7.70             7
2001                               581,089          1.26           7.56           .78              8.04            12
2000                               531,571          1.22           8.34           .73              8.83            37
DIVIDEND ADVANTAGE 2 (NXZ)
----------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                            467,516          1.14*          6.78*          .68*             7.23*            1
2004                               457,552          1.14           6.87           .69              7.32             3
2003                               443,101          1.17           7.20           .71              7.66            11
2002                               435,907          1.17           7.32           .70              7.79             9
2001(a)                            441,308          1.13*          5.56*          .63*             6.06*            5
DIVIDEND ADVANTAGE 3 (NZF)
----------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                            626,434          1.14*          6.49*          .68*             6.95*            1
2004                               619,118          1.15           6.64           .69              7.10             3
2003                               594,154          1.17           6.80           .71              7.26             3
2002                               586,799          1.17           6.78           .70              7.25             7
2001(b)                            583,100           .72*          2.05*          .42*             2.36*            1
======================================================================================================================


                                   Preferred Shares at End of Period
                                  -------------------------------------
                                 Aggregate   Liquidation
                                    Amount    and Market          Asset
                               Outstanding         Value       Coverage
                                      (000)    Per Share      Per Share
-----------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
-----------------------------------------------------------------------
Year Ended 10/31:                 $479,000       $25,000        &74,483
2005(c)                            479,000        25,000         74,634
2004                               479,000        25,000         73,305
2003                               479,000        25,000         73,089
2002                               444,000        25,000         77,530
2001                               444,000        25,000         73,455
2000
MUNICIPAL ADVANTAGE (NMA)
-----------------------------------------------------------------------
Year Ended 10/31:                  358,000        25,000         73,037
2005(c)                            358,000        25,000         73,128
2004                               358,000        25,000         71,868
2003                               358,000        25,000         71,248
2002                               358,000        25,000         71,974
2001                               358,000        25,000         68,862
2000
MARKET OPPORTUNITY (NMO)
-----------------------------------------------------------------------
Year Ended 10/31:                  380,000        25,000         71,217
2005(c)                            380,000        25,000         71,366
2004                               380,000        25,000         70,260
2003                               380,000        25,000         68,744
2002                               380,000        25,000         70,660
2001                               380,000        25,000         68,294
2000
DIVIDEND ADVANTAGE (NAD)
-----------------------------------------------------------------------
Year Ended 10/31:                  295,000        25,000         76,656
2005(c)                            295,000        25,000         76,977
2004                               295,000        25,000         75,446
2003                               295,000        25,000         74,665
2002                               295,000        25,000         74,245
2001                               295,000        25,000         70,048
2000
DIVIDEND ADVANTAGE 2 (NXZ)
-----------------------------------------------------------------------
Year Ended 10/31:                  222,000        25,000         77,648
2005(c)                            222,000        25,000         76,526
2004                               222,000        25,000         74,899
2003                               222,000        25,000         74,089
2002                               222,000        25,000         74,697
2001(a)
DIVIDEND ADVANTAGE 3 (NZF)
-----------------------------------------------------------------------
Year Ended 10/31:                  312,000        25,000         75,195
2005(c)                            312,000        25,000         74,609
2004                               312,000        25,000         72,608
2003                               312,000        25,000         72,019
2002                                    --            --             --
2001(b)
=======================================================================

                                 See accompanying notes to financial statements.

      Reinvest Automatically
             Easily and Conveniently

Nuveen makes
reinvesting easy.
A phone call is
all it takes to
set up your
reinvestment
account.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

      Other Useful
          Information

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

BOARD OF DIRECTORS/TRUSTEES

Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN

State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES

State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL

Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

[GRAPHIC OMITTED]

            Learn more
 about Nuveen Funds at
    www.nuveen.com/etf

Nuveen Investments:

SERVING Investors
         For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

o Share prices

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o Daily financial news

o Investor education

o Interactive planning tools


                                                                       [LOGO]
                                                                 NUVEEN
                                                                    Investments

                                                                 ESA-B-0405D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Dividend Advantage Municipal Fund 3
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.